AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Long-Term Investments — 90.2%
Affiliated Mutual Fund — 11.4%
Fixed Income
AST PGIM Fixed Income Central Portfolio*	152,381,839	$1,728,010,051
(cost $1,540,417,805)(wa)
Common Stocks — 60.3%
Aerospace & Defense — 1.3%
AAR Corp.*	4,400	287,584
Airbus SE (France)	43,949	6,432,215
Axon Enterprise, Inc.*	8,855	3,538,458
BAE Systems PLC (United Kingdom)	175,852	2,919,508
Bharat Electronics Ltd. (India)	32,949	112,265
Boeing Co. (The)*	109,247	16,609,914
BWX Technologies, Inc.	2,148	233,488
Byrna Technologies, Inc.*(a)	15,000	254,550
Curtiss-Wright Corp.	18,953	6,229,662
Dassault Aviation SA (France)	3,239	668,815
Elbit Systems Ltd. (Israel)	2,950	587,042
Embraer SA (Brazil), ADR*(a)	37,469	1,325,279
General Dynamics Corp.	48,778	14,740,712
General Electric Co.	180,650	34,066,977
Hexcel Corp.	5,193	321,083
Hindustan Aeronautics Ltd. (India)	5,040	265,950
Howmet Aerospace, Inc.	131,785	13,211,446
Huntington Ingalls Industries, Inc.	1,785	471,918
Kongsberg Gruppen ASA (Norway)	26,265	2,565,550
L3Harris Technologies, Inc.	59,805	14,225,815
Lockheed Martin Corp.	38,784	22,671,575
Moog, Inc. (Class A Stock)	1,500	303,030
MTU Aero Engines AG (Germany)	5,254	1,642,023
Northrop Grumman Corp.	6,194	3,270,866
Rheinmetall AG (Germany)	4,995	2,715,413
Rocket Lab USA, Inc.*	129,300	1,258,089
Rolls-Royce Holdings PLC (United Kingdom)*	1,047,708	7,415,145
RTX Corp.	182,890	22,158,952
Safran SA (France)	51,829	12,196,556
Singapore Technologies Engineering Ltd. (Singapore)	386,700	1,396,661
Spirit AeroSystems Holdings, Inc. (Class A Stock)*	3,036	98,700
Textron, Inc.(a)	8,860	784,819
Thales SA (France)	3,794	602,985
TransDigm Group, Inc.	2,193	3,129,696
Triumph Group, Inc.*	35,700	460,173
Woodward, Inc.	1,724	295,683
		199,468,597
Air Freight & Logistics — 0.2%
C.H. Robinson Worldwide, Inc.	4,850	535,294
Deutsche Post AG (Germany)	76,387	3,407,371
Expeditors International of Washington, Inc.	5,966	783,932
FedEx Corp.	58,289	15,952,534
GXO Logistics, Inc.*	3,538	184,224
Hyundai Glovis Co. Ltd. (South Korea)	8,108	755,383
SAL Saudi Logistics Services (Saudi Arabia)	554	43,306
	Shares	Value
Common Stocks (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	60,903	$8,303,515
		29,965,559
Automobile Components — 0.1%
Aisin Corp. (Japan)	132,300	1,470,066
Aptiv PLC*	36,306	2,614,395
BorgWarner, Inc.	10,993	398,936
Cie Generale des Etablissements Michelin SCA (France)	122,017	4,955,512
Dana, Inc.	26,800	283,008
Dorman Products, Inc.*	1,713	193,775
Fuyao Glass Industry Group Co. Ltd. (China) (Class H Stock), 144A	3,200	21,506
Gentex Corp.(a)	6,868	203,911
Goodyear Tire & Rubber Co. (The)*(a)	132,400	1,171,740
Hankook Tire & Technology Co. Ltd. (South Korea)	30,877	973,179
Hyundai Mobis Co. Ltd. (South Korea)	2,980	493,536
Lear Corp.(a)	1,698	185,337
QuantumScape Corp.*(a)	10,004	57,523
Samvardhana Motherson International Ltd. (India)	14,000	35,271
Sumitomo Electric Industries Ltd. (Japan)	61,200	993,747
TPR Co. Ltd. (Japan)	120,800	1,866,347
Visteon Corp.*	15,900	1,514,316
		17,432,105
Automobiles — 1.1%
Bajaj Auto Ltd. (India)	880	129,555
BYD Co. Ltd. (China) (Class H Stock)	20,597	734,859
Ferrari NV (Italy)	32,114	15,048,663
Ford Motor Co.	1,362,267	14,385,540
Geely Automobile Holdings Ltd. (China)	111,000	170,274
General Motors Co.	579,957	26,005,272
Great Wall Motor Co. Ltd. (China) (Class H Stock)	12,500	22,958
Harley-Davidson, Inc.(a)	13,794	531,483
Honda Motor Co. Ltd. (Japan)	139,800	1,492,553
Hyundai Motor Co. (South Korea)	2,579	480,320
Isuzu Motors Ltd. (Japan)	37,400	509,955
Kia Corp. (South Korea)	10,868	827,552
Lucid Group, Inc.*(a)	22,715	80,184
Mahindra & Mahindra Ltd. (India)	84,567	3,121,239
Maruti Suzuki India Ltd. (India)	2,010	317,377
Mazda Motor Corp. (Japan)	148,100	1,131,564
Mercedes-Benz Group AG (Germany)	27,176	1,760,983
Rivian Automotive, Inc. (Class A Stock)*	20,226	226,936
Subaru Corp. (Japan)	152,800	2,703,206
Suzuki Motor Corp. (Japan)	216,300	2,435,514
Tata Motors Ltd. (India)	16,803	195,175
Tesla, Inc.*	325,623	85,192,745
Thor Industries, Inc.(a)	1,547	170,000
Tofas Turk Otomobil Fabrikasi A/S (Turkey)	34,790	218,862
Toyota Motor Corp. (Japan)	784,400	14,098,816
A1

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Automobiles (cont’d.)
TVS Motor Co. Ltd. (India)	32,682	$1,107,393
Volvo Car AB (Sweden) (Class B Stock)*(a)	173,600	477,919
		173,576,897
Banks — 3.2%
ABN AMRO Bank NV (Netherlands), 144A, CVA	225,507	4,075,328
Absa Group Ltd. (South Africa)	3,444	34,965
Abu Dhabi Islamic Bank PJSC (United Arab Emirates)	84,820	293,737
Agricultural Bank of China Ltd. (China) (Class H Stock)	378,000	176,364
AIB Group PLC (Ireland)	777,974	4,456,479
Akbank TAS (Turkey)	528,554	950,499
Al Rajhi Bank (Saudi Arabia)	7,860	183,164
Alior Bank SA (Poland)	341	8,200
Amalgamated Financial Corp.	29,100	912,867
Ameris Bancorp	21,200	1,322,668
AMMB Holdings Bhd (Malaysia)	87,100	105,669
ANZ Group Holdings Ltd. (Australia)	234,894	4,936,515
Associated Banc-Corp.	55,500	1,195,470
Axos Financial, Inc.*	18,000	1,131,840
Banc of California, Inc.	65,800	969,234
Banco Bilbao Vizcaya Argentaria SA (Spain)	500,283	5,404,193
Banco BPM SpA (Italy)	244,901	1,654,661
Banco Bradesco SA (Brazil)	8,132	19,600
Banco de Chile (Chile)	737,661	94,205
Banco del Bajio SA (Mexico), 144A	90,400	211,653
Banco do Brasil SA (Brazil)	153,400	768,169
Banco Santander SA (Spain)	1,141,511	5,848,951
Bancolombia SA (Colombia)	1,791	15,432
Bank Central Asia Tbk PT (Indonesia)	2,510,702	1,712,219
Bank Hapoalim BM (Israel)	141,125	1,414,511
Bank Leumi Le-Israel BM (Israel)	194,643	1,906,126
Bank Mandiri Persero Tbk PT (Indonesia)	42,500	19,550
Bank of America Corp.	1,137,491	45,135,643
Bank of Beijing Co. Ltd. (China) (Class A Stock)	84,996	70,533
Bank of China Ltd. (China) (Class H Stock)	125,000	58,375
Bank of Communications Co. Ltd. (China) (Class H Stock)	630,000	479,190
Bank of Hangzhou Co. Ltd. (China) (Class A Stock)	37,200	74,272
Bank of Ireland Group PLC (Ireland)	84,361	942,103
Bank of Marin Bancorp	25,500	512,295
Bank of Nanjing Co. Ltd. (China) (Class A Stock)	46,500	72,426
Bank of Shanghai Co. Ltd. (China) (Class A Stock)	65,000	72,890
Bank OZK	3,057	131,420
Bank Polska Kasa Opieki SA (Poland)	5,219	199,260
BankUnited, Inc.	65,852	2,399,647
Barclays PLC (United Kingdom)	1,931,408	5,803,075
BayCom Corp.(a)	19,600	464,912
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
BNP Paribas SA (France)	90,118	$6,184,051
BOC Hong Kong Holdings Ltd. (China)	101,000	319,994
BOK Financial Corp.	675	70,618
Brookline Bancorp, Inc.	21,223	214,140
Byline Bancorp, Inc.	17,700	473,829
Cadence Bank	5,400	171,990
CaixaBank SA (Spain)	661,493	3,947,755
Capitol Federal Financial, Inc.	25,400	148,336
China CITIC Bank Corp. Ltd. (China) (Class H Stock)	875,000	555,477
China Construction Bank Corp. (China) (Class H Stock)	1,099,000	819,525
China Everbright Bank Co. Ltd. (China) (Class H Stock)	1,524,000	515,621
Chongqing Rural Commercial Bank Co. Ltd. (China) (Class A Stock)	89,100	68,775
CIMB Group Holdings Bhd (Malaysia)	60,400	118,193
Citigroup, Inc.	134,508	8,420,201
Citizens Financial Group, Inc.	203,252	8,347,560
Columbia Banking System, Inc.	6,012	156,973
Comerica, Inc.	3,771	225,921
Commerce Bancshares, Inc.	3,388	201,247
Commonwealth Bank of Australia (Australia)	126,358	11,786,148
ConnectOne Bancorp, Inc.	7,800	195,390
Credit Agricole SA (France)	167,605	2,563,164
Cullen/Frost Bankers, Inc.(a)	1,679	187,813
Customers Bancorp, Inc.*	22,100	1,026,545
Danske Bank A/S (Denmark)	14,195	426,967
DBS Group Holdings Ltd. (Singapore)	179,550	5,317,250
Dime Community Bancshares, Inc.	34,200	984,960
DNB Bank ASA (Norway)	59,853	1,227,409
Dubai Islamic Bank PJSC (United Arab Emirates)	15,802	27,110
East West Bancorp, Inc.	49,091	4,061,789
Eastern Bankshares, Inc.	25,743	421,928
Emirates NBD Bank PJSC (United Arab Emirates)	74,342	410,933
Erste Group Bank AG (Austria)	60,746	3,328,790
Eurobank Ergasias Services & Holdings SA (Greece)	14,118	32,336
Fifth Third Bancorp	30,845	1,321,400
Financial Institutions, Inc.	33,200	845,604
First Abu Dhabi Bank PJSC (United Arab Emirates)	22,000	82,254
First BanCorp. (Puerto Rico)	36,600	774,822
First Citizens BancShares, Inc. (Class A Stock)(a)	308	567,013
First Financial Bancorp	45,400	1,145,442
First Hawaiian, Inc.	3,740	86,581
First Horizon Corp.	15,463	240,140
First Interstate BancSystem, Inc. (Class A Stock)	18,274	560,646
First Merchants Corp.	2,800	104,160
Flushing Financial Corp.	53,500	780,030
FNB Corp.	10,200	143,922
Fulton Financial Corp.	69,100	1,252,783

A2

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Grupo Financiero Banorte SAB de CV (Mexico) (Class O Stock)	6,400	$45,551
Grupo Financiero Galicia SA (Argentina), ADR(a)	21,387	900,179
Grupo Financiero Inbursa SAB de CV (Mexico) (Class O Stock)*	9,900	22,560
Haci Omer Sabanci Holding A/S (Turkey)	263,182	747,724
Hana Financial Group, Inc. (South Korea)	28,542	1,280,735
Hanmi Financial Corp.	15,900	295,740
HDFC Bank Ltd. (India)	7,802	160,677
Heritage Financial Corp.	12,204	265,681
HomeTrust Bancshares, Inc.	3,600	122,688
Hong Leong Bank Bhd (Malaysia)	8,100	42,409
HSBC Holdings PLC (United Kingdom)	1,855,126	16,642,380
Huaxia Bank Co. Ltd. (China) (Class A Stock)	69,900	73,864
Huntington Bancshares, Inc.	151,311	2,224,272
ICICI Bank Ltd. (India)	13,003	197,328
Independent Bank Corp.	12,400	733,212
Industrial Bank Co. Ltd. (China) (Class A Stock)	31,700	86,480
Industrial Bank of Korea (South Korea)	90,484	965,032
ING Groep NV (Netherlands)	374,704	6,798,263
Intesa Sanpaolo SpA (Italy)	1,711,558	7,326,666
JB Financial Group Co. Ltd. (South Korea)	1,260	14,683
JPMorgan Chase & Co.	415,393	87,589,768
Kasikornbank PCL (Thailand)	61,700	287,264
KB Financial Group, Inc. (South Korea)	14,754	910,356
KeyCorp	41,899	701,808
Krung Thai Bank PCL (Thailand)	19,200	12,244
Lloyds Banking Group PLC (United Kingdom)	4,818,462	3,788,720
M&T Bank Corp.	7,521	1,339,640
Malayan Banking Bhd (Malaysia)	27,000	68,631
Mediobanca Banca di Credito Finanziario SpA (Italy)	32,400	553,599
MidWestOne Financial Group, Inc.	26,839	765,717
Mitsubishi UFJ Financial Group, Inc. (Japan)	629,700	6,466,138
Mizrahi Tefahot Bank Ltd. (Israel)	28,475	1,112,879
Mizuho Financial Group, Inc. (Japan)	104,700	2,164,236
MVB Financial Corp.	22,700	439,472
National Australia Bank Ltd. (Australia)	210,206	5,442,298
National Bank of Greece SA (Greece)	2,529	21,619
NatWest Group PLC (United Kingdom)	1,552,339	7,186,331
Nedbank Group Ltd. (South Africa)	17,305	298,886
Nordea Bank Abp (Finland)	368,994	4,356,063
NU Holdings Ltd. (Brazil) (Class A Stock)*	808,134	11,031,029
Oversea-Chinese Banking Corp. Ltd. (Singapore)	268,700	3,145,396
Pathward Financial, Inc.	2,800	184,828
Peapack-Gladstone Financial Corp.	33,000	904,530
Ping An Bank Co. Ltd. (China) (Class A Stock)	51,000	87,978
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Pinnacle Financial Partners, Inc.	6,011	$588,898
Piraeus Financial Holdings SA (Greece)	5,797	24,680
PNC Financial Services Group, Inc. (The)	145,346	26,867,208
Popular, Inc. (Puerto Rico)	52,628	5,277,010
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	3,906	56,919
Prosperity Bancshares, Inc.	2,565	184,860
Provident Financial Services, Inc.	58,700	1,089,472
Punjab National Bank (India)	8,544	10,917
QCR Holdings, Inc.	10,100	747,703
Regions Financial Corp.	41,629	971,205
Renasant Corp.(a)	30,900	1,004,250
Riyad Bank (Saudi Arabia)	6,027	40,105
Sandy Spring Bancorp, Inc.(a)	31,000	972,470
Santander Bank Polska SA (Poland)	1,512	178,671
Saudi Awwal Bank (Saudi Arabia)	7,375	68,258
Sberbank of Russia PJSC (Russia)^	83,328	—
Shanghai Pudong Development Bank Co. Ltd. (China) (Class A Stock)	62,500	89,318
Shinhan Financial Group Co. Ltd. (South Korea)	20,624	874,717
Simmons First National Corp. (Class A Stock)	17,500	376,950
Skandinaviska Enskilda Banken AB (Sweden) (Class A Stock)	87,805	1,344,139
SouthState Corp.	18,200	1,768,676
Standard Bank Group Ltd. (South Africa)	11,236	157,348
Standard Chartered PLC (United Kingdom)	502,537	5,329,896
State Bank of India (India)	9,723	91,289
Sumitomo Mitsui Financial Group, Inc. (Japan)	186,000	3,974,192
Swedbank AB (Sweden) (Class A Stock)	80,084	1,699,836
Synovus Financial Corp.	4,168	185,351
Texas Capital Bancshares, Inc.*	17,600	1,257,696
TMBThanachart Bank PCL (Thailand)	1,190,200	72,566
Truist Financial Corp.	559,432	23,926,907
Turkiye Is Bankasi A/S (Turkey) (Class C Stock)	1,939,064	794,715
U.S. Bancorp	152,274	6,963,490
UMB Financial Corp.	13,600	1,429,496
UniCredit SpA (Italy)	220,263	9,669,905
United Bankshares, Inc.	10,200	378,420
United Overseas Bank Ltd. (Singapore)	33,300	831,234
Univest Financial Corp.	31,700	892,038
Veritex Holdings, Inc.	38,500	1,013,320
Webster Financial Corp.	4,849	226,012
Wells Fargo & Co.	494,702	27,945,716
Western Alliance Bancorp	8,862	766,474
Westpac Banking Corp. (Australia)	275,568	6,021,854
Wintrust Financial Corp.	5,442	590,620
Woori Financial Group, Inc. (South Korea)	89,940	1,061,758
Yapi ve Kredi Bankasi A/S (Turkey)	1,071,659	966,893

A3

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Banks (cont’d.)
Zions Bancorp NA	4,120	$194,546
		483,885,397
Beverages — 0.7%
Ambev SA (Brazil)	69,000	166,303
Anadolu Efes Biracilik Ve Malt Sanayii A/S (Turkey)	93,606	537,300
Anheuser-Busch InBev SA/NV (Belgium)	34,012	2,253,881
Asahi Group Holdings Ltd. (Japan)	59,100	774,622
Boston Beer Co., Inc. (The) (Class A Stock)*	6,513	1,883,169
Brown-Forman Corp. (Class A Stock)	750	36,060
Brown-Forman Corp. (Class B Stock)(a)	7,465	367,278
Carlsberg A/S (Denmark) (Class B Stock)	11,324	1,348,424
Coca-Cola Co. (The)	404,811	29,089,719
Coca-Cola Consolidated, Inc.	144	189,562
Coca-Cola Europacific Partners PLC (United Kingdom)	10,500	826,875
Coca-Cola HBC AG (Italy)*	31,667	1,129,000
Coca-Cola Icecek A/S (Turkey)	127,720	212,815
Constellation Brands, Inc. (Class A Stock)	7,108	1,831,661
Diageo PLC (United Kingdom)	131,589	4,596,391
Keurig Dr. Pepper, Inc.	420,018	15,742,275
Kirin Holdings Co. Ltd. (Japan)	21,700	330,705
Molson Coors Beverage Co. (Class B Stock)(a)	8,450	486,044
Monster Beverage Corp.*	15,967	832,998
National Beverage Corp.	15,200	713,488
PepsiCo, Inc.	183,844	31,262,672
Pernod Ricard SA (France)	7,657	1,158,446
Primo Water Corp.	97,700	2,466,925
Suntory Beverage & Food Ltd. (Japan)	10,200	384,070
Varun Beverages Ltd. (India)	420,375	3,041,403
		101,662,086
Biotechnology — 1.2%
AbbVie, Inc.	289,383	57,147,355
ADMA Biologics, Inc.*	71,500	1,429,285
Agios Pharmaceuticals, Inc.*	2,600	115,518
Alkermes PLC*	51,000	1,427,490
Alnylam Pharmaceuticals, Inc.*	16,159	4,444,210
Amgen, Inc.	61,937	19,956,721
Amicus Therapeutics, Inc.*	114,500	1,222,860
Apellis Pharmaceuticals, Inc.*	6,504	187,575
Arcutis Biotherapeutics, Inc.*(a)	51,811	481,842
Avidity Biosciences, Inc.*	2,400	110,232
BioCryst Pharmaceuticals, Inc.*(a)	136,700	1,038,920
Biogen, Inc.*	51,188	9,922,282
BioMarin Pharmaceutical, Inc.*	4,984	350,325
Blueprint Medicines Corp.*	17,000	1,572,500
Cabaletta Bio, Inc.*(a)	21,615	102,023
CareDx, Inc.*	34,500	1,077,262
Catalyst Pharmaceuticals, Inc.*	56,400	1,121,232
Crinetics Pharmaceuticals, Inc.*	9,450	482,895
	Shares	Value
Common Stocks (continued)
Biotechnology (cont’d.)
CSL Ltd.	36,359	$7,182,122
Cytokinetics, Inc.*	4,800	253,440
Denali Therapeutics, Inc.*(a)	30,100	876,813
Dyne Therapeutics, Inc.*	32,500	1,167,400
Editas Medicine, Inc.*	56,400	192,324
Enanta Pharmaceuticals, Inc.*	26,700	276,612
Exact Sciences Corp.*(a)	4,938	336,376
Exelixis, Inc.*	2,020	52,419
Fate Therapeutics, Inc.*	32,200	112,700
Genmab A/S (Denmark)*	4,861	1,178,471
Gilead Sciences, Inc.	87,170	7,308,333
GRAIL, Inc.*	559	7,692
Halozyme Therapeutics, Inc.*(a)	30,100	1,722,924
Incyte Corp.*	6,867	453,909
Insmed, Inc.*	12,700	927,100
Ionis Pharmaceuticals, Inc.*	602	24,116
iTeos Therapeutics, Inc.*	49,400	504,374
Kiniksa Pharmaceuticals International PLC*	39,400	984,606
Krystal Biotech, Inc.*(a)	2,139	389,362
Kymera Therapeutics, Inc.*	9,900	468,567
MannKind Corp.*	126,000	792,540
MiMedx Group, Inc.*(a)	112,600	665,466
Mirati Therapeutics, Inc.*^	1,574	—
Moderna, Inc.*	14,913	996,636
Myriad Genetics, Inc.*	42,400	1,161,336
Natera, Inc.*	22,868	2,903,093
Neurocrine Biosciences, Inc.*	30,600	3,525,732
Nkarta, Inc.*	51,700	233,684
Regeneron Pharmaceuticals, Inc.*	4,516	4,747,400
Relay Therapeutics, Inc.*	103,600	733,488
REVOLUTION Medicines, Inc.*	7,800	353,730
Roivant Sciences Ltd.*	7,861	90,716
Syndax Pharmaceuticals, Inc.*	18,700	359,975
TG Therapeutics, Inc.*(a)	46,200	1,080,618
Tourmaline Bio, Inc.(a)	3,994	102,686
Travere Therapeutics, Inc.*	109,800	1,536,102
Twist Bioscience Corp.*	24,700	1,115,946
Ultragenyx Pharmaceutical, Inc.*	11,000	611,050
United Therapeutics Corp.*	9,177	3,288,578
UroGen Pharma Ltd.*	9,300	118,110
Vanda Pharmaceuticals, Inc.*(a)	121,400	569,366
Vaxcyte, Inc.*	15,888	1,815,522
Vera Therapeutics, Inc.*	4,200	185,640
Vertex Pharmaceuticals, Inc.*	49,476	23,010,298
Vir Biotechnology, Inc.*	60,700	454,643
Voyager Therapeutics, Inc.*(a)	79,100	462,735
		177,525,277
Broadline Retail — 2.1%
Alibaba Group Holding Ltd. (China)	67,256	893,751
Amazon.com, Inc.*	1,365,561	254,444,981
Dollarama, Inc. (Canada)	12,723	1,303,297
eBay, Inc.	116,467	7,583,166
Etsy, Inc.*	1,369	76,021
Falabella SA (Chile)*	4,712	17,460
JD.com, Inc. (China), ADR	9,400	376,000
Kohl’s Corp.(a)	3,393	71,592

A4

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Broadline Retail (cont’d.)
Macy’s, Inc.	8,200	$128,658
MercadoLibre, Inc. (Brazil)*	17,369	35,640,493
Naspers Ltd. (South Africa) (Class N Stock)	90	21,826
Next PLC (United Kingdom)	25,557	3,347,878
Nordstrom, Inc.	3,466	77,950
Ollie’s Bargain Outlet Holdings, Inc.*	1,265	122,958
PDD Holdings, Inc. (China), ADR*	2,900	390,949
Prosus NV (China)*	103,144	4,501,658
Rakuten Group, Inc. (Japan)*	355,700	2,295,122
Wesfarmers Ltd. (Australia)	43,947	2,134,106
		313,427,866
Building Products — 0.4%
A.O. Smith Corp.	5,378	483,106
Advanced Drainage Systems, Inc.	920	144,587
AGC, Inc. (Japan)	51,200	1,661,450
Allegion PLC	17,690	2,578,141
Apogee Enterprises, Inc.	12,700	889,190
Armstrong World Industries, Inc.	28,569	3,754,824
Assa Abloy AB (Sweden) (Class B Stock)	40,393	1,360,836
AZEK Co., Inc. (The)*	42,981	2,011,511
Builders FirstSource, Inc.*(a)	5,141	996,634
Bunka Shutter Co. Ltd. (Japan)	57,000	720,759
Carlisle Cos., Inc.	6,153	2,767,312
Carrier Global Corp.	38,070	3,064,254
Cie de Saint-Gobain SA (France)	58,758	5,358,878
Daikin Industries Ltd. (Japan)	11,200	1,572,043
Fortune Brands Innovations, Inc.	3,689	330,276
Geberit AG (Switzerland)	4,642	3,030,326
Griffon Corp.	1,800	126,000
Hayward Holdings, Inc.*(a)	25,331	388,578
Johnson Controls International PLC	74,292	5,765,802
Masco Corp.(a)	10,247	860,133
Masterbrand, Inc.*	129,900	2,408,346
Owens Corning	7,807	1,378,092
Quanex Building Products Corp.	14,500	402,375
Resideo Technologies, Inc.*	212,500	4,279,750
ROCKWOOL A/S (Denmark) (Class B Stock)	3,755	1,762,807
Simpson Manufacturing Co., Inc.	840	160,667
Trane Technologies PLC	24,841	9,656,442
UFP Industries, Inc.	8,300	1,089,043
		59,002,162
Capital Markets — 1.8%
360 ONE WAM Ltd. (India)	37,690	467,375
3i Group PLC (United Kingdom)	142,587	6,316,390
Aditya Birla Sun Life Asset Management Co. Ltd. (India)	3,600	30,944
Affiliated Managers Group, Inc.	944	167,843
AllianceBernstein Holding LP, MLP	13,746	479,598
Ameriprise Financial, Inc.	1,774	833,443
Amundi SA (France), 144A	20,494	1,531,863
Banco BTG Pactual SA (Brazil), UTS	89,100	547,583
Bank of New York Mellon Corp. (The)	236,338	16,983,249
BGC Group, Inc. (Class A Stock)	247,350	2,270,673
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
BlackRock, Inc.	16,933	$16,078,053
Blackstone, Inc.(a)	39,632	6,068,848
Bridge Investment Group Holdings, Inc. (Class A Stock)	25,718	253,837
BSE Ltd. (India)	14,971	657,483
Carlyle Group, Inc. (The)(a)	6,301	271,321
Cboe Global Markets, Inc.	4,885	1,000,790
Charles Schwab Corp. (The)	63,376	4,107,399
CME Group, Inc.	16,395	3,617,557
Coinbase Global, Inc. (Class A Stock)*(a)	917	163,382
Deutsche Bank AG (Germany)	279,441	4,837,594
Deutsche Boerse AG (Germany)	15,834	3,717,328
Donnelley Financial Solutions, Inc.*	21,900	1,441,677
Euronext NV (Netherlands), 144A	17,506	1,900,226
Evercore, Inc. (Class A Stock)	1,053	266,767
FactSet Research Systems, Inc.	1,223	562,396
Franklin Resources, Inc.(a)	13,157	265,113
Goldman Sachs Group, Inc. (The)	99,932	49,477,332
HDFC Asset Management Co. Ltd. (India), 144A	5,310	272,281
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	28,200	1,151,980
Houlihan Lokey, Inc.(a)	1,363	215,381
Interactive Brokers Group, Inc. (Class A Stock)	2,956	411,948
Intercontinental Exchange, Inc.	56,481	9,073,108
Invesco Ltd.	18,620	326,967
Investec Ltd. (South Africa)	2,461	18,668
Janus Henderson Group PLC	220,246	8,384,765
Jefferies Financial Group, Inc.	3,772	232,167
KKR & Co., Inc.	24,635	3,216,838
Korea Investment Holdings Co. Ltd. (South Korea)	86,396	4,828,024
Lazard, Inc.	422	21,260
London Stock Exchange Group PLC (United Kingdom)	12,072	1,652,790
Macquarie Group Ltd. (Australia)	20,725	3,316,242
Marex Group PLC (United Kingdom)(a)	6,556	154,853
MarketAxess Holdings, Inc.	1,483	379,945
Mirae Asset Securities Co. Ltd. (South Korea)	276,562	1,776,093
Moody’s Corp.	33,136	15,726,014
Morgan Stanley	161,180	16,801,403
MSCI, Inc.	15,360	8,953,805
Nasdaq, Inc.	152,320	11,120,883
NH Investment & Securities Co. Ltd. (South Korea)	327,430	3,351,680
Nippon Life India Asset Management Ltd. (India), 144A	2,475	19,257
Nomura Holdings, Inc. (Japan)	423,700	2,211,284
Northern Trust Corp.(a)	9,216	829,716
Nuvama Wealth Management Ltd. (India)	207	16,705
Partners Group Holding AG (Switzerland)	360	542,764
Piper Sandler Cos.(a)	8,000	2,270,480
PJT Partners, Inc. (Class A Stock)	3,100	413,354

A5

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Capital Markets (cont’d.)
Raymond James Financial, Inc.(a)	30,242	$3,703,435
Reinet Investments SCA (Luxembourg)	4,667	129,372
Robinhood Markets, Inc. (Class A Stock)*	18,859	441,678
S&P Global, Inc.	53,698	27,741,461
Samsung Securities Co. Ltd. (South Korea)	960	31,907
Saudi Tadawul Group Holding Co. (Saudi Arabia)	621	37,611
Schroders PLC (United Kingdom)	101,487	475,543
SEI Investments Co.	2,940	203,419
Singapore Exchange Ltd. (Singapore)	279,300	2,474,806
State Street Corp.	28,174	2,492,554
StepStone Group, Inc. (Class A Stock)(a)	37,300	2,119,759
Stifel Financial Corp.	2,864	268,930
StoneX Group, Inc.*	4,400	360,272
T. Rowe Price Group, Inc.	9,990	1,088,211
TPG, Inc.	1,510	86,916
Tradeweb Markets, Inc. (Class A Stock)	12,433	1,537,589
UBS Group AG (Switzerland)	270,277	8,363,465
UTI Asset Management Co. Ltd. (India)	2,397	35,464
Victory Capital Holdings, Inc. (Class A Stock)	7,700	426,580
Virtu Financial, Inc. (Class A Stock)	2,670	81,328
Virtus Investment Partners, Inc.	1,500	314,175
XP, Inc. (Brazil) (Class A Stock)	84,891	1,522,944
		275,944,138
Chemicals — 0.8%
AdvanSix, Inc.	42,000	1,275,960
Air Liquide SA (France)	29,032	5,606,376
Air Products & Chemicals, Inc.	10,057	2,994,371
Akzo Nobel NV (Netherlands)	9,900	699,348
Albemarle Corp.(a)	5,491	520,053
Asahi Kasei Corp. (Japan)	298,000	2,259,254
Ashland, Inc.(a)	1,484	129,064
Avient Corp.	70,090	3,526,929
Axalta Coating Systems Ltd.*	6,001	217,176
BASF SE (Germany)	23,097	1,224,208
Cabot Corp.	25,400	2,838,958
Celanese Corp.(a)	4,180	568,313
CF Industries Holdings, Inc.	8,567	735,049
Chemours Co. (The)	4,310	87,579
Corteva, Inc.	31,698	1,863,525
Dow, Inc.	32,157	1,756,737
DSM-Firmenich AG (Switzerland)	14,507	2,002,072
DuPont de Nemours, Inc.	64,822	5,776,288
Eastman Chemical Co.	5,371	601,283
Ecolab, Inc.	12,860	3,283,544
Ecovyst, Inc.*	72,200	494,570
Element Solutions, Inc.	12,800	347,648
Evonik Industries AG (Germany)	58,112	1,360,366
FMC Corp.	5,359	353,372
Givaudan SA (Switzerland)	840	4,608,699
Huntsman Corp.	5,020	121,484
International Flavors & Fragrances, Inc.	64,266	6,743,431
Linde PLC	51,597	24,604,545
	Shares	Value
Common Stocks (continued)
Chemicals (cont’d.)
LyondellBasell Industries NV (Class A Stock)	70,073	$6,720,001
Meihua Holdings Group Co. Ltd. (China) (Class A Stock)	37,200	57,488
Mesaieed Petrochemical Holding Co. (Qatar)	1,931,256	864,278
Mitsubishi Chemical Group Corp. (Japan)	323,300	2,079,605
Mitsui Chemicals, Inc. (Japan)	13,500	360,613
Mosaic Co. (The)	15,185	406,654
NewMarket Corp.	195	107,619
Nippon Paint Holdings Co. Ltd. (Japan)	98,400	749,408
Nitto Denko Corp. (Japan)	85,500	1,438,817
Olin Corp.	3,547	170,185
Orica Ltd. (Australia)	114,212	1,458,939
PhosAgro PJSC (Russia)^	14,357	—
PhosAgro PJSC (Russia), GDR*^	279	—
PPG Industries, Inc.	33,679	4,461,120
RPM International, Inc.	2,841	343,761
Sasol Ltd. (South Africa)	79,439	533,535
Scotts Miracle-Gro Co. (The)	605	52,454
Sherwin-Williams Co. (The)	46,124	17,604,147
Shin-Etsu Chemical Co. Ltd. (Japan)	77,500	3,238,756
Sika AG (Switzerland)	6,467	2,143,587
Solar Industries India Ltd. (India)	66	9,075
Solvay SA (Belgium)	26,430	1,035,402
Supreme Industries Ltd. (India)	348	22,102
Symrise AG (Germany)	7,680	1,062,832
Westlake Corp.	989	148,637
Yunnan Yuntianhua Co. Ltd. (China) (Class A Stock)	22,400	71,786
		121,741,003
Commercial Services & Supplies — 0.2%
ABM Industries, Inc.	32,100	1,693,596
ACCO Brands Corp.	201,700	1,103,299
ACV Auctions, Inc. (Class A Stock)*(a)	29,257	594,796
Brambles Ltd. (Australia)	262,425	3,444,534
Cimpress PLC (Ireland)*	1,200	98,304
Cintas Corp.	19,484	4,011,366
Clean Harbors, Inc.*	1,501	362,807
Copart, Inc.*	15,942	835,361
Deluxe Corp.(a)	76,400	1,489,036
GFL Environmental, Inc.(a)	2,599	103,648
HNI Corp.	13,700	737,608
Interface, Inc.	79,500	1,508,115
MillerKnoll, Inc.(a)	6,000	148,560
MSA Safety, Inc.	923	163,685
Pitney Bowes, Inc.	116,100	827,793
RB Global, Inc. (Canada)(a)	4,515	363,412
Republic Services, Inc.	21,180	4,253,791
Rollins, Inc.	4,919	248,803
Steelcase, Inc. (Class A Stock)	55,900	754,091
Stericycle, Inc.*	2,820	172,020
Tetra Tech, Inc.(a)	6,165	290,741
Veralto Corp.	97,465	10,902,435
Vestis Corp.	3,562	53,074
VSE Corp.(a)	5,989	495,470

A6

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Waste Management, Inc.	10,203	$2,118,143
		36,774,488
Communications Equipment — 0.5%
Arista Networks, Inc.*	55,078	21,140,038
Ciena Corp.*	4,304	265,083
Cisco Systems, Inc.	783,650	41,705,853
F5, Inc.*	2,662	586,172
Juniper Networks, Inc.	14,941	582,400
Lumentum Holdings, Inc.*(a)	2,020	128,028
Motorola Solutions, Inc.	5,193	2,334,929
NetScout Systems, Inc.*	26,700	580,725
Nokia OYJ (Finland)	855,690	3,736,089
Suzhou TFC Optical Communication Co. Ltd. (China) (Class A Stock)	2,500	35,790
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)	202,813	1,532,547
Ubiquiti, Inc.	19	4,213
Viavi Solutions, Inc.*	54,600	492,492
		73,124,359
Construction & Engineering — 0.3%
ACS Actividades de Construccion y Servicios SA (Spain)	61,433	2,835,571
AECOM	3,938	406,677
API Group Corp.*	5,025	165,926
Argan, Inc.	1,000	101,430
Budimex SA (Poland)	68	10,552
Comfort Systems USA, Inc.	16,546	6,458,731
Dycom Industries, Inc.*	9,900	1,951,290
Eiffage SA (France)	21,487	2,074,907
EMCOR Group, Inc.	819	352,604
Ferrovial SE	27,533	1,183,287
Fluor Corp.*	62,000	2,958,020
Great Lakes Dredge & Dock Corp.*	27,768	292,397
MasTec, Inc.*	43,571	5,363,590
MDU Resources Group, Inc.	6,119	167,722
Primoris Services Corp.	2,000	116,160
Quanta Services, Inc.	5,396	1,608,817
Skanska AB (Sweden) (Class B Stock)	31,875	664,443
Sterling Infrastructure, Inc.*	3,000	435,060
Tutor Perini Corp.*(a)	85,600	2,324,896
Valmont Industries, Inc.	3,204	929,000
Vinci SA (France)	60,020	7,016,135
WillScot Holdings Corp.*(a)	8,164	306,966
		37,724,181
Construction Materials — 0.2%
Anhui Conch Cement Co. Ltd. (China) (Class H Stock)	6,500	18,954
CRH PLC	166,905	15,478,770
Eagle Materials, Inc.	301	86,583
Heidelberg Materials AG (Germany)	30,026	3,271,029
Holcim AG*	63,451	6,213,938
James Hardie Industries PLC, CDI*	45,467	1,806,750
Knife River Corp.*	13,500	1,206,765
Martin Marietta Materials, Inc.	2,695	1,450,584
	Shares	Value
Common Stocks (continued)
Construction Materials (cont’d.)
Vulcan Materials Co.	8,437	$2,112,878
		31,646,251
Consumer Finance — 0.2%
Ally Financial, Inc.	60,725	2,161,203
American Express Co.	32,963	8,939,566
Capital One Financial Corp.	17,276	2,586,736
Credit Acceptance Corp.*	64	28,379
Discover Financial Services	11,377	1,596,079
Enova International, Inc.*	26,100	2,186,919
Five-Star Business Finance Ltd. (India)*	26,845	249,834
Green Dot Corp. (Class A Stock)*	22,200	259,962
LendingClub Corp.*	112,400	1,284,732
LendingTree, Inc.*	17,800	1,032,934
Muthoot Finance Ltd. (India)	10,252	248,581
OneMain Holdings, Inc.	3,432	161,544
PROG Holdings, Inc.	15,600	756,444
Qifu Technology, Inc. (China), ADR	1,000	29,810
SLM Corp.	4,128	94,407
SoFi Technologies, Inc.*	25,986	204,250
Synchrony Financial	156,836	7,822,980
		29,644,360
Consumer Staples Distribution & Retail — 1.2%
Albertson’s Cos., Inc. (Class A Stock)	11,507	212,650
Andersons, Inc. (The)	6,700	335,938
BIM Birlesik Magazalar A/S (Turkey)	5,903	85,516
BJ’s Wholesale Club Holdings, Inc.*	30,284	2,497,824
Carrefour SA (France)	123,145	2,099,801
Casey’s General Stores, Inc.	923	346,780
Cencosud SA (Chile)	258,995	522,713
Coles Group Ltd. (Australia)	192,896	2,404,739
Costco Wholesale Corp.	55,498	49,200,087
CP ALL PCL (Thailand)	32,500	65,871
Dollar General Corp.	9,630	814,409
Dollar Tree, Inc.*	74,691	5,252,271
Empire Co. Ltd. (Canada) (Class A Stock)	30,508	932,305
Endeavour Group Ltd. (Australia)	177,620	614,234
George Weston Ltd. (Canada)	6,000	1,007,061
Grocery Outlet Holding Corp.*	2,846	49,947
Grupo Comercial Chedraui SA de CV (Mexico)	2,700	20,223
J Sainsbury PLC (United Kingdom)	74,290	293,991
Kesko OYJ (Finland) (Class B Stock)	13,130	280,123
Koninklijke Ahold Delhaize NV (Netherlands)	153,729	5,314,191
Kroger Co. (The)	100,929	5,783,232
Loblaw Cos. Ltd. (Canada)	21,200	2,822,800
Magnit PJSC (Russia)^	5,159	—
Maplebear, Inc.*	3,841	156,482
MatsukiyoCocokara & Co. (Japan)	33,600	553,572
Metro, Inc. (Canada)	8,300	524,653
Nahdi Medical Co. (Saudi Arabia)	5,311	186,349
Performance Food Group Co.*	12,975	1,016,851
President Chain Store Corp. (Taiwan)	9,000	83,709
Seven & i Holdings Co. Ltd. (Japan)	31,900	480,339

A7

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Consumer Staples Distribution & Retail (cont’d.)
Sprouts Farmers Market, Inc.*	1,000	$110,410
Sumber Alfaria Trijaya Tbk PT (Indonesia)	1,620,942	339,107
Sysco Corp.(a)	13,416	1,047,253
Target Corp.	120,811	18,829,603
Tesco PLC (United Kingdom)	1,016,760	4,881,780
United Natural Foods, Inc.*	243,665	4,098,445
US Foods Holding Corp.*	67,645	4,160,168
Walgreens Boots Alliance, Inc.(a)	34,220	306,611
Walmart, Inc.	774,458	62,537,484
Woolworths Group Ltd. (Australia)	72,529	1,666,663
		181,936,185
Containers & Packaging — 0.2%
Amcor PLC(a)	67,367	763,268
AptarGroup, Inc.	1,931	309,327
Ardagh Group SA*^	250	—
Avery Dennison Corp.	34,975	7,721,081
Ball Corp.	14,233	966,563
Berry Global Group, Inc.	3,466	235,619
Crown Holdings, Inc.	80,371	7,705,971
Graphic Packaging Holding Co.(a)	6,632	196,241
International Paper Co.(a)	15,890	776,227
Klabin SA (Brazil), UTS	250,690	971,891
O-I Glass, Inc.*	154,600	2,028,352
Packaging Corp. of America	4,061	874,739
Ranpak Holdings Corp.*	93,100	607,943
Sealed Air Corp.	2,525	91,658
Silgan Holdings, Inc.	2,481	130,253
Smurfit WestRock PLC(a)	22,176	1,095,938
Sonoco Products Co.	2,991	163,398
		24,638,469
Distributors — 0.0%
Genuine Parts Co.(a)	6,311	881,521
LKQ Corp.	43,389	1,732,089
Pool Corp.	633	238,514
		2,852,124
Diversified Consumer Services — 0.1%
ADT, Inc.(a)	7,284	52,663
Adtalem Global Education, Inc.*	15,900	1,200,132
Bright Horizons Family Solutions, Inc.*	1,506	211,036
Coursera, Inc.*	57,600	457,344
Duolingo, Inc.*	4,600	1,297,292
Frontdoor, Inc.*	93,727	4,497,959
Graham Holdings Co. (Class B Stock)	100	82,172
Grand Canyon Education, Inc.*	658	93,337
H&R Block, Inc.	2,333	148,262
Service Corp. International(a)	3,389	267,494
		8,307,691
Diversified REITs — 0.1%
British Land Co. PLC (The) (United Kingdom)	106,887	622,805
Broadstone Net Lease, Inc.(a)	33,300	631,035
Covivio SA (France)	45,514	2,769,805
	Shares	Value
Common Stocks (continued)
Diversified REITs (cont’d.)
Empire State Realty Trust, Inc. (Class A Stock)	22,200	$245,976
Essential Properties Realty Trust, Inc.(a)	35,195	1,201,909
GPT Group (The) (Australia)	693,021	2,376,245
KDX Realty Investment Corp. (Japan)	1,266	1,333,952
Merlin Properties Socimi SA (Spain)	46,229	585,996
Nomura Real Estate Master Fund, Inc. (Japan)	186	185,573
Stockland (Australia)	400,269	1,443,710
WP Carey, Inc.	6,286	391,618
		11,788,624
Diversified Telecommunication Services — 0.6%
AT&T, Inc.	1,219,608	26,831,376
Cellnex Telecom SA (Spain), 144A	13,040	528,678
Converge Information & Communications Technology Solutions, Inc. (Philippines)	67,500	19,707
Deutsche Telekom AG (Germany)	292,651	8,594,941
Elisa OYJ (Finland)	13,475	714,370
Frontier Communications Parent, Inc.*	7,412	263,348
Hellenic Telecommunications Organization SA (Greece)	57,346	989,536
Indus Towers Ltd. (India)*	6,187	28,987
Iridium Communications, Inc.	1,475	44,914
Koninklijke KPN NV (Netherlands)	824,886	3,369,070
KT Corp. (South Korea)	37,980	1,162,420
LG Uplus Corp. (South Korea)	126,162	944,086
Liberty Global Ltd. (Belgium) (Class A Stock)*	2,625	55,414
Liberty Global Ltd. (Belgium) (Class C Stock)*(a)	2,480	53,593
Liberty Latin America Ltd. (Puerto Rico) (Class A Stock)*	110,100	1,054,758
Liberty Latin America Ltd. (Puerto Rico) (Class C Stock)*	139,800	1,326,702
Nippon Telegraph & Telephone Corp. (Japan)	2,368,300	2,427,946
Ooredoo QPSC (Qatar)	269,126	866,741
Orange SA (France)	221,672	2,538,789
Saudi Telecom Co. (Saudi Arabia)	15,748	183,517
Singapore Telecommunications Ltd. (Singapore)	446,800	1,123,440
Swisscom AG (Switzerland)	1,862	1,216,834
Telekom Malaysia Bhd (Malaysia)	6,000	9,747
Telenor ASA (Norway)	40,793	521,850
Telstra Group Ltd. (Australia)	1,039,065	2,781,088
Verizon Communications, Inc.	644,015	28,922,714
		86,574,566
Electric Utilities — 0.9%
Alliant Energy Corp.	11,526	699,513
American Electric Power Co., Inc.	23,807	2,442,598
Avangrid, Inc.	2,063	73,835
BKW AG (Switzerland)	5,402	979,590
Centrais Eletricas Brasileiras SA (Brazil)	16,024	115,598

A8

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electric Utilities (cont’d.)
CEZ A/S (Czech Republic)	1,030	$40,068
Chubu Electric Power Co., Inc. (Japan)	156,500	1,839,213
Constellation Energy Corp.	67,089	17,444,482
CPFL Energia SA (Brazil)	28,500	178,135
Duke Energy Corp.	45,350	5,228,855
Edison International	17,301	1,506,744
Enel Americas SA (Chile)	10,147,211	1,035,737
Enel Chile SA (Chile)	20,778,170	1,145,439
Enel SpA (Italy)	1,196,845	9,560,163
Entergy Corp.	9,551	1,257,007
Evergy, Inc.	10,274	637,091
Eversource Energy	27,056	1,841,161
Exelon Corp.	158,383	6,422,431
FirstEnergy Corp.	25,172	1,116,378
Fortum OYJ (Finland)(a)	112,200	1,846,285
Iberdrola SA (Spain)	742,115	11,472,463
IDACORP, Inc.	1,442	148,656
Inter RAO UES PJSC (Russia)^	2,620,300	3
Interconexion Electrica SA ESP (Colombia)	64,834	263,279
Kansai Electric Power Co., Inc. (The) (Japan)	193,600	3,208,507
Korea Electric Power Corp. (South Korea)*	3,269	51,090
Manila Electric Co. (Philippines)	131,990	1,032,131
NextEra Energy, Inc.	106,060	8,965,252
NRG Energy, Inc.	148,644	13,541,468
OGE Energy Corp.	5,653	231,886
PG&E Corp.	409,655	8,098,879
Pinnacle West Capital Corp.(a)	5,211	461,642
Portland General Electric Co.	49,000	2,347,100
PPL Corp.	33,350	1,103,218
Southern Co. (The)	49,500	4,463,910
SSE PLC (United Kingdom)	122,084	3,077,055
Tokyo Electric Power Co. Holdings, Inc. (Japan)*	457,100	2,027,269
TXNM Energy, Inc.(a)	47,800	2,092,206
Verbund AG (Austria)	4,305	356,187
Xcel Energy, Inc.	183,654	11,992,606
		130,345,130
Electrical Equipment — 0.7%
ABB India Ltd. (India)	8,597	826,232
ABB Ltd. (Switzerland)	173,756	10,080,564
Acuity Brands, Inc.	8,827	2,430,867
AMETEK, Inc.	24,037	4,127,393
CG Power & Industrial Solutions Ltd. (India)	3,330	30,138
Contemporary Amperex Technology Co. Ltd. (China) (Class A Stock)	1,400	49,267
Eaton Corp. PLC	98,400	32,613,696
Emerson Electric Co.	25,972	2,840,558
EnerSys(a)	25,100	2,561,455
Fluence Energy, Inc.*(a)	70,100	1,591,971
GE Vernova, Inc.*	12,404	3,162,772
Generac Holdings, Inc.*	4,461	708,764
HD Hyundai Electric Co. Ltd. (South Korea)	303	76,235
	Shares	Value
Common Stocks (continued)
Electrical Equipment (cont’d.)
Hitachi Energy India Ltd. (India)	2,179	$377,786
Hubbell, Inc.	2,259	967,643
Legrand SA (France)	38,437	4,428,167
Mitsubishi Electric Corp. (Japan)	74,900	1,214,949
Nidec Corp. (Japan)	77,600	1,633,720
Ningbo Sanxing Medical Electric Co. Ltd. (China) (Class A Stock)	4,100	20,416
nVent Electric PLC	18,085	1,270,652
Prysmian SpA (Italy)	39,176	2,850,389
Regal Rexnord Corp.	3,687	611,600
Rockwell Automation, Inc.	4,659	1,250,755
Schneider Electric SE	61,087	16,103,017
Sensata Technologies Holding PLC	4,553	163,271
Siemens Energy AG (Germany)*	97,673	3,606,077
Sungrow Power Supply Co. Ltd. (China) (Class A Stock)	4,900	68,648
Suzlon Energy Ltd. (India)*	48,167	45,962
Transformers & Rectifiers India Ltd. (India)	24,336	183,669
Vertiv Holdings Co. (Class A Stock)	148,332	14,757,551
WEG SA (Brazil)	11,300	113,297
		110,767,481
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp. (Class A Stock)	170,837	11,131,739
Arrow Electronics, Inc.*	1,639	217,708
Avnet, Inc.	2,780	150,982
Badger Meter, Inc.	2,300	502,343
Belden, Inc.	20,800	2,436,304
CDW Corp.	3,859	873,292
Cognex Corp.(a)	11,250	455,625
Coherent Corp.*	26,858	2,387,945
Corning, Inc.	35,187	1,588,693
Crane NXT Co.(a)	1,476	82,804
Delta Electronics, Inc. (Taiwan)	13,000	155,104
Fabrinet (Thailand)*	400	94,576
FARO Technologies, Inc.*	92,800	1,776,192
Halma PLC (United Kingdom)	60,273	2,107,474
Hon Hai Precision Industry Co. Ltd. (Taiwan)	618,771	3,643,238
Ibiden Co. Ltd. (Japan)	24,400	754,129
IPG Photonics Corp.*	913	67,854
Jabil, Inc.	4,538	543,789
Keyence Corp. (Japan)	25,188	12,071,656
Keysight Technologies, Inc.*	27,610	4,388,057
Knowles Corp.*	59,700	1,076,391
Largan Precision Co. Ltd. (Taiwan)	1,000	80,162
LG Innotek Co. Ltd. (South Korea)	76	12,655
Littelfuse, Inc.	1,871	496,283
Murata Manufacturing Co. Ltd. (Japan)	176,500	3,492,710
Novanta, Inc.*(a)	1,400	250,488
Omron Corp. (Japan)	18,200	832,098
PC Connection, Inc.	7,900	595,897
Plexus Corp.*	15,600	2,132,676
Rogers Corp.*	5,800	655,458
Sanmina Corp.*	7,500	513,375
TD SYNNEX Corp.	52,383	6,290,151
TDK Corp. (Japan)	184,000	2,350,478

A9

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Electronic Equipment, Instruments & Components (cont’d.)
TE Connectivity PLC (Ireland)	5,220	$788,168
Teledyne Technologies, Inc.*	2,190	958,475
Trimble, Inc.*	11,261	699,195
TTM Technologies, Inc.*	79,100	1,443,575
Vontier Corp.	3,140	105,944
WPG Holdings Ltd. (Taiwan)	164,000	388,044
Yokogawa Electric Corp. (Japan)	74,600	1,911,614
Zebra Technologies Corp. (Class A Stock)*	3,111	1,152,065
Zhen Ding Technology Holding Ltd. (Taiwan)	104,000	371,016
		72,026,422
Energy Equipment & Services — 0.2%
Baker Hughes Co.	45,634	1,649,669
DMC Global, Inc.*	103,600	1,344,728
Halliburton Co.	38,727	1,125,019
Helmerich & Payne, Inc.(a)	50,200	1,527,084
Newpark Resources, Inc.*(a)	14,500	100,485
Noble Corp. PLC(a)	5,000	180,700
NOV, Inc.	11,715	187,088
Oil States International, Inc.*	175,800	808,680
ProPetro Holding Corp.*	13,500	103,410
Schlumberger NV	213,006	8,935,602
Solaris Energy Infrastructure, Inc. (Class A Stock)	13,000	165,880
TechnipFMC PLC (United Kingdom)	139,820	3,667,479
Tidewater, Inc.*	4,800	344,592
Weatherford International PLC	40,711	3,457,178
		23,597,594
Entertainment — 1.0%
Bilibili, Inc. (China), ADR*	31,866	745,027
Capcom Co. Ltd. (Japan)	56,100	1,308,484
CD Projekt SA (Poland)	1,292	58,462
Cinemark Holdings, Inc.*	19,300	537,312
CTS Eventim AG & Co. KGaA (Germany)	18,981	1,976,409
Electronic Arts, Inc.	47,904	6,871,350
Kingsoft Corp. Ltd. (China)	5,200	19,487
Konami Group Corp. (Japan)	17,300	1,764,228
Krafton, Inc. (South Korea)*	36	9,365
Liberty Media Corp.-Liberty Formula One (Class A Stock)*	635	45,422
Liberty Media Corp.-Liberty Formula One (Class C Stock)*(a)	3,709	287,188
Liberty Media Corp.-Liberty Live (Class A Stock)*	590	29,211
Liberty Media Corp.-Liberty Live (Class C Stock)*	1,403	72,016
Live Nation Entertainment, Inc.*	2,501	273,834
Madison Square Garden Sports Corp.*	8,260	1,720,228
NetEase, Inc. (China)	5,800	108,342
NetEase, Inc. (China), ADR(a)	4,100	383,391
Netflix, Inc.*	130,132	92,298,724
Nexon Co. Ltd. (Japan)	126,000	2,503,860
Nintendo Co. Ltd. (Japan)	66,500	3,554,518
Playtika Holding Corp.	241	1,909
	Shares	Value
Common Stocks (continued)
Entertainment (cont’d.)
Roku, Inc.*	3,232	$241,301
Sea Ltd. (Singapore), ADR*	49,200	4,638,576
Take-Two Interactive Software, Inc.*	7,506	1,153,747
Tencent Music Entertainment Group (China), ADR	208,007	2,506,484
TKO Group Holdings, Inc.*	1,520	188,039
Walt Disney Co. (The)(a)	327,198	31,473,176
Warner Bros Discovery, Inc.*	465,356	3,839,187
		158,609,277
Financial Services — 1.9%
Adyen NV (Netherlands), 144A*	2,874	4,499,592
Affirm Holdings, Inc.*	6,740	275,127
Apollo Global Management, Inc.	38,405	4,797,169
Berkshire Hathaway, Inc. (Class B Stock)*	177,224	81,569,118
Block, Inc.*	35,118	2,357,471
Cannae Holdings, Inc.	68,600	1,307,516
Compass Diversified Holdings, MLP	7,000	154,910
Corebridge Financial, Inc.	6,862	200,096
Corpay, Inc.*	1,267	396,267
Enact Holdings, Inc.	58,900	2,139,837
Essent Group Ltd.	5,696	366,196
Eurazeo SE (France)	6,325	520,311
Euronet Worldwide, Inc.*(a)	28,702	2,848,099
EXOR NV (Netherlands)	27,093	2,904,478
Fidelity National Information Services, Inc.	180,696	15,133,290
FirstRand Ltd. (South Africa)	2,268	10,880
Fiserv, Inc.*	20,988	3,770,494
Flywire Corp.*	17,376	284,793
Global Payments, Inc.	11,769	1,205,381
Groupe Bruxelles Lambert NV (Belgium)	16,581	1,292,063
Industrivarden AB (Sweden) (Class A Stock)	7,930	293,278
Industrivarden AB (Sweden) (Class C Stock)	11,248	414,191
Investor AB (Sweden) (Class B Stock)	180,479	5,561,680
Jack Henry & Associates, Inc.	2,961	522,735
M&G PLC (United Kingdom)	278,026	771,204
Mastercard, Inc. (Class A Stock)	139,202	68,737,948
Meritz Financial Group, Inc. (South Korea)	15,888	1,174,985
MGIC Investment Corp.(a)	7,927	202,931
Mr. Cooper Group, Inc.*	13,100	1,207,558
ORIX Corp. (Japan)	32,100	751,103
Pagseguro Digital Ltd. (Brazil) (Class A Stock)*	60,000	516,600
Payoneer Global, Inc.*	128,400	966,852
PayPal Holdings, Inc.*	269,266	21,010,826
Power Finance Corp. Ltd. (India)	6,834	39,840
Repay Holdings Corp.*	155,700	1,270,512
Rocket Cos., Inc. (Class A Stock)*(a)	2,370	45,480
Shift4 Payments, Inc. (Class A Stock)*(a)	35,581	3,152,477
StoneCo Ltd. (Brazil) (Class A Stock)*	30,400	342,304
TFS Financial Corp.	1,569	20,177

A10

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Financial Services (cont’d.)
UWM Holdings Corp.	1,763	$15,021
Visa, Inc. (Class A Stock)	206,241	56,705,963
Voya Financial, Inc.	2,993	237,105
Western Union Co. (The)	9,401	112,154
WEX, Inc.*(a)	1,908	400,165
Yuanta Financial Holding Co. Ltd. (Taiwan)	202,980	202,919
		290,709,096
Food Products — 0.5%
Adecoagro SA (Brazil)	55,932	619,167
Almarai Co. JSC (Saudi Arabia)	4,294	63,213
Archer-Daniels-Midland Co.	97,021	5,796,035
Associated British Foods PLC (United Kingdom)	71,303	2,228,410
Bunge Global SA(a)	6,510	629,126
Campbell Soup Co.(a)	8,977	439,155
China Feihe Ltd. (China), 144A	26,000	19,516
CJ CheilJedang Corp. (South Korea)	2,244	520,421
Conagra Brands, Inc.	148,753	4,837,448
Danone SA (France)	33,366	2,430,363
Darling Ingredients, Inc.*	15,975	593,631
Flowers Foods, Inc.	5,688	131,222
Freshpet, Inc.*(a)	28,557	3,905,741
General Mills, Inc.(a)	63,092	4,659,344
Golden Agri-Resources Ltd. (Indonesia)	3,605,200	785,416
Hain Celestial Group, Inc. (The)*	179,041	1,545,124
Hershey Co. (The)(a)	16,710	3,204,644
Hormel Foods Corp.	38,104	1,207,897
Indofood Sukses Makmur Tbk PT (Indonesia)	458,200	213,407
Ingredion, Inc.	43,726	6,009,264
J.M. Smucker Co. (The)	4,837	585,761
JBS SA	21,800	126,493
Kellanova	12,070	974,170
Kraft Heinz Co. (The)	38,253	1,343,063
Lamb Weston Holdings, Inc.(a)	4,618	298,969
McCormick & Co., Inc.	11,507	947,026
Mondelez International, Inc. (Class A Stock)	109,949	8,099,943
Nestle SA	233,808	23,495,936
Orion Corp. (South Korea)	530	39,334
Pilgrim’s Pride Corp.*	1,244	57,286
Post Holdings, Inc.*	1,483	171,657
Seaboard Corp.	6	18,822
Tyson Foods, Inc. (Class A Stock)	13,026	775,829
Want Want China Holdings Ltd. (China)	25,000	17,111
WH Group Ltd. (Hong Kong), 144A	4,168,860	3,283,391
Wilmar International Ltd. (China)	846,300	2,194,975
		82,268,310
Gas Utilities — 0.1%
Atmos Energy Corp.	6,841	948,915
Beijing Enterprises Holdings Ltd. (China)	156,500	556,541
ENN Energy Holdings Ltd. (China)	4,100	30,800
Indraprastha Gas Ltd. (India)	1,946	12,963
	Shares	Value
Common Stocks (continued)
Gas Utilities (cont’d.)
National Fuel Gas Co.(a)	2,717	$164,677
Osaka Gas Co. Ltd. (Japan)	85,700	1,932,716
Snam SpA (Italy)	319,450	1,627,197
Southwest Gas Holdings, Inc.	20,700	1,526,832
Tokyo Gas Co. Ltd. (Japan)	45,800	1,066,825
UGI Corp.	6,326	158,276
		8,025,742
Ground Transportation — 0.6%
ArcBest Corp.	13,800	1,496,610
Avis Budget Group, Inc.(a)	383	33,547
Canadian National Railway Co. (Canada)	18,170	2,128,615
CSX Corp.	509,179	17,581,951
Hankyu Hanshin Holdings, Inc. (Japan)	54,400	1,680,502
J.B. Hunt Transport Services, Inc.	3,391	584,371
Knight-Swift Transportation Holdings, Inc.	4,719	254,590
Landstar System, Inc.	751	141,841
Norfolk Southern Corp.	10,181	2,529,978
Old Dominion Freight Line, Inc.(a)	3,170	629,689
Ryder System, Inc.	6,720	979,776
Saia, Inc.*	941	411,462
Schneider National, Inc. (Class B Stock)	1,677	47,862
Tokyu Corp. (Japan)	103,200	1,336,432
Uber Technologies, Inc.*	474,247	35,644,404
U-Haul Holding Co.*(a)	135	10,460
U-Haul Holding Co. (Non-Voting Shares)	1,840	132,480
Union Pacific Corp.	112,106	27,631,887
West Japan Railway Co. (Japan)	89,955	1,708,370
		94,964,827
Health Care Equipment & Supplies — 1.2%
Abbott Laboratories	282,117	32,164,159
Alcon, Inc.	25,082	2,510,213
Align Technology, Inc.*	1,886	479,648
Avanos Medical, Inc.*	85,400	2,052,162
Axogen, Inc.*	123,500	1,731,470
Baxter International, Inc.	23,433	889,751
Becton, Dickinson & Co.	74,902	18,058,872
Boston Scientific Corp.*	296,903	24,880,471
Cochlear Ltd. (Australia)	2,431	473,073
Cooper Cos., Inc. (The)*	8,975	990,302
Demant A/S (Denmark)*	19,150	745,533
DENTSPLY SIRONA, Inc.(a)	6,323	171,100
Dexcom, Inc.*	74,553	4,998,033
Edwards Lifesciences Corp.*	23,519	1,552,019
Enovis Corp.*(a)	1,610	69,311
Envista Holdings Corp.*	4,955	97,911
EssilorLuxottica SA (France)	9,268	2,195,816
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	92,818	2,057,417
GE HealthCare Technologies, Inc.	79,551	7,465,861
Getinge AB (Sweden) (Class B Stock)	30,984	666,828
Globus Medical, Inc. (Class A Stock)*	2,551	182,499
Haemonetics Corp.*	12,800	1,028,864

A11

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Health Care Equipment & Supplies (cont’d.)
Hologic, Inc.*	10,757	$876,265
Hoya Corp. (Japan)	36,600	5,069,230
ICU Medical, Inc.*	12,100	2,204,862
IDEXX Laboratories, Inc.*	1,438	726,506
Inari Medical, Inc.*	4,963	204,674
Inogen, Inc.*	35,500	344,350
Insulet Corp.*	1,155	268,826
Integra LifeSciences Holdings Corp.*	18,900	343,413
Intuitive Surgical, Inc.*	49,689	24,410,715
Koninklijke Philips NV (Netherlands)*	71,220	2,334,992
LivaNova PLC*	40,900	2,148,886
Masimo Corp.*(a)	220	29,333
Medtronic PLC	210,751	18,973,913
Nevro Corp.*	24,000	134,160
Olympus Corp. (Japan)	69,600	1,323,048
Omnicell, Inc.*	29,200	1,273,120
QuidelOrtho Corp.*	1,620	73,872
ResMed, Inc.(a)	5,210	1,271,865
SI-BONE, Inc.*	14,000	195,720
Solventum Corp.*(a)	6,616	461,268
Sonova Holding AG (Switzerland)	757	272,668
Sri Trang Gloves Thailand PCL (Thailand)	1,018,200	387,829
STERIS PLC	7,695	1,866,345
Straumann Holding AG (Switzerland)	2,088	341,545
Stryker Corp.	13,040	4,710,830
Tactile Systems Technology, Inc.*	22,000	321,420
Tandem Diabetes Care, Inc.*	10,407	441,361
Teleflex, Inc.	2,121	524,566
Terumo Corp. (Japan)	109,700	2,078,210
Zimmer Biomet Holdings, Inc.(a)	23,818	2,571,153
Zimvie, Inc.*	6,400	101,568
		181,747,826
Health Care Providers & Services — 1.1%
Acadia Healthcare Co., Inc.*	7,491	475,004
Accolade, Inc.*	134,900	519,365
Amedisys, Inc.*	1,018	98,247
Apollo Hospitals Enterprise Ltd. (India)	24,882	2,138,467
Bangkok Dusit Medical Services PCL (Thailand)	66,000	61,302
Bumrungrad Hospital PCL (Thailand)	32,000	266,012
Cardinal Health, Inc.	24,686	2,728,297
Cencora, Inc.	2,957	665,562
Centene Corp.*	297,397	22,388,046
Chartwell Retirement Residences (Canada), UTS	23,929	275,304
Chemed Corp.	279	167,671
China National Medicines Corp. Ltd. (China) (Class A Stock)	12,900	63,335
Cigna Group (The)	94,208	32,637,419
CorVel Corp.*	3,900	1,274,871
CVS Health Corp.	57,149	3,593,529
DaVita, Inc.*	951	155,897
Dr. Sulaiman Al Habib Medical Services Group Co. (Saudi Arabia)	477	37,713
Elevance Health, Inc.	35,839	18,636,280
Encompass Health Corp.	2,813	271,848
	Shares	Value
Common Stocks (continued)
Health Care Providers & Services (cont’d.)
Enhabit, Inc.*	18,400	$145,360
Fresenius Medical Care AG (Germany)	48,445	2,058,511
Fresenius SE & Co. KGaA (Germany)*	44,385	1,693,320
HCA Healthcare, Inc.	7,320	2,975,068
Henry Schein, Inc.*	6,019	438,785
Hims & Hers Health, Inc.*	97,400	1,794,108
Humana, Inc.	5,255	1,664,469
Labcorp Holdings, Inc.(a)	10,089	2,254,690
Max Healthcare Institute Ltd. (India)	40,287	473,210
McKesson Corp.	9,552	4,722,700
ModivCare, Inc.*	12,500	178,500
Molina Healthcare, Inc.*	2,423	834,869
NMC Health PLC (United Arab Emirates)*^	21,382	3
Owens & Minor, Inc.*	6,800	106,692
Patterson Cos., Inc.	61,400	1,340,976
Pediatrix Medical Group, Inc.*	146,600	1,699,094
Premier, Inc. (Class A Stock)	3,583	71,660
Quest Diagnostics, Inc.	62,724	9,737,901
R1 RCM, Inc.*	4,649	65,876
RadNet, Inc.*	5,700	395,523
Ramsay Health Care Ltd. (Australia)	8,418	241,628
Sonic Healthcare Ltd. (Australia)	15,400	289,654
Tenet Healthcare Corp.*	9,033	1,501,285
UnitedHealth Group, Inc.	78,388	45,831,896
Universal Health Services, Inc. (Class B Stock)	2,735	626,342
		167,596,289
Health Care REITs — 0.2%
Alexandria Real Estate Equities, Inc.	36,467	4,330,456
American Healthcare REIT, Inc.	28,352	739,987
CareTrust REIT, Inc.	21,233	655,251
Diversified Healthcare Trust	231,500	969,985
Healthcare Realty Trust, Inc.(a)	11,160	202,554
Healthpeak Properties, Inc.	39,528	904,005
Medical Properties Trust, Inc.(a)	17,979	105,177
National Health Investors, Inc.	3,360	282,442
Omega Healthcare Investors, Inc.	7,154	291,168
Ventas, Inc.	153,883	9,868,517
Welltower, Inc.(a)	48,438	6,201,517
		24,551,059
Health Care Technology — 0.0%
Certara, Inc.*	2,309	27,038
Doximity, Inc. (Class A Stock)*	1,983	86,399
Evolent Health, Inc. (Class A Stock)*(a)	3,388	95,813
Pro Medicus Ltd. (Australia)	12,450	1,532,403
Teladoc Health, Inc.*	97,200	892,296
Waystar Holding Corp.*(a)	6,076	169,460
		2,803,409
Hotel & Resort REITs — 0.0%
Braemar Hotels & Resorts, Inc.	92,500	285,825
Host Hotels & Resorts, Inc.(a)	54,668	962,157
Invincible Investment Corp. (Japan)	777	336,517

A12

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Hotel & Resort REITs (cont’d.)
Japan Hotel REIT Investment Corp. (Japan)	387	$192,913
Park Hotels & Resorts, Inc.	300,739	4,240,420
Summit Hotel Properties, Inc.	45,248	310,401
		6,328,233
Hotels, Restaurants & Leisure — 1.2%
Accor SA (France)	36,539	1,588,348
Airbnb, Inc. (Class A Stock)*	147,704	18,730,344
Amadeus IT Group SA (Spain)	27,441	1,987,347
Aramark(a)	7,799	302,055
Aristocrat Leisure Ltd. (Australia)	101,740	4,107,703
Bloomin’ Brands, Inc.(a)	104,879	1,733,650
Booking Holdings, Inc.	625	2,632,575
Boyd Gaming Corp.	2,172	140,420
Brinker International, Inc.*	24,700	1,890,291
Caesars Entertainment, Inc.*	8,600	358,964
Carnival Corp.*	210,419	3,888,543
Cava Group, Inc.*	32,400	4,012,740
Chipotle Mexican Grill, Inc.*	264,650	15,249,133
Churchill Downs, Inc.	16,179	2,187,563
Compass Group PLC (United Kingdom)	304,892	9,774,740
Darden Restaurants, Inc.(a)	66,610	10,932,699
Dave & Buster’s Entertainment, Inc.*(a)	129,700	4,416,285
Denny’s Corp.*	24,400	157,380
Devyani International Ltd. (India)*	213,193	497,066
Domino’s Pizza, Inc.(a)	7,477	3,216,157
DoorDash, Inc. (Class A Stock)*	1,396	199,251
Dutch Bros, Inc. (Class A Stock)*	635	20,339
Evolution AB (Sweden), 144A	5,542	545,073
Expedia Group, Inc.*	2,188	323,868
Galaxy Entertainment Group Ltd. (Macau)	144,000	711,099
Hilton Worldwide Holdings, Inc.	72,279	16,660,309
Hyatt Hotels Corp. (Class A Stock)(a)	1,215	184,923
Indian Hotels Co. Ltd. (The) (India)	69,201	565,538
InterContinental Hotels Group PLC (United Kingdom)	6,465	704,040
La Francaise des Jeux SAEM (France), 144A	65,781	2,706,858
Las Vegas Sands Corp.(a)	6,414	322,881
Life Time Group Holdings, Inc.*(a)	84,200	2,056,164
MakeMyTrip Ltd. (India)*(a)	40,762	3,788,828
Marriott International, Inc. (Class A Stock)	43,140	10,724,604
Marriott Vacations Worldwide Corp.	1,090	80,093
McDonald’s Corp.	57,699	17,569,922
Meituan (China) (Class B Stock), 144A*	198,964	4,225,078
MGM Resorts International*(a)	34,734	1,357,752
Norwegian Cruise Line Holdings Ltd.*	7,436	152,512
OPAP SA (Greece)	262,010	4,655,125
Penn Entertainment, Inc.*	4,529	85,417
Planet Fitness, Inc. (Class A Stock)*	1,359	110,378
Royal Caribbean Cruises Ltd.	33,724	5,981,289
Shake Shack, Inc. (Class A Stock)*	20,700	2,136,447
Sodexo SA (France)	11,301	926,496
	Shares	Value
Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Starbucks Corp.	34,179	$3,332,111
Texas Roadhouse, Inc.	50,441	8,907,881
Travel + Leisure Co.	25,388	1,169,879
Trip.com Group Ltd. (China)*	6,000	361,011
Trip.com Group Ltd. (China), ADR*	50,318	2,990,399
Vail Resorts, Inc.	312	54,378
Wendy’s Co. (The)	185	3,241
Whitbread PLC (United Kingdom)	12,317	517,050
Wyndham Hotels & Resorts, Inc.(a)	2,279	178,081
Wynn Resorts Ltd.	4,521	433,473
Yum! Brands, Inc.	9,476	1,323,892
Zensho Holdings Co. Ltd. (Japan)	28,200	1,562,448
Zomato Ltd. (India)*	1,043,310	3,395,840
		188,827,971
Household Durables — 0.4%
Berkeley Group Holdings PLC (United Kingdom)	29,221	1,848,269
Century Communities, Inc.	2,217	228,307
Champion Homes, Inc.*	1,700	161,245
Coway Co. Ltd. (South Korea)	306	15,443
D.R. Horton, Inc.	13,454	2,566,620
Garmin Ltd.(a)	29,546	5,200,982
GoPro, Inc. (Class A Stock)*	64,800	88,128
Gree Electric Appliances, Inc. of Zhuhai (China) (Class A Stock)	11,900	80,751
Haier Smart Home Co. Ltd. (China) (Class H Stock)	13,400	52,489
KB Home	15,100	1,293,919
Leggett & Platt, Inc.	4,060	55,297
Lennar Corp. (Class A Stock)	45,870	8,599,708
Lennar Corp. (Class B Stock)	407	70,387
LG Electronics, Inc. (South Korea)	580	46,183
M/I Homes, Inc.*	9,300	1,593,648
Meritage Homes Corp.	9,500	1,948,165
Midea Group Co. Ltd. (China) (Class A Stock)	8,100	87,397
Mohawk Industries, Inc.*	2,382	382,740
Newell Brands, Inc.	176,522	1,355,689
Nien Made Enterprise Co. Ltd. (Taiwan)	3,000	48,034
NVR, Inc.*	134	1,314,781
Panasonic Holdings Corp. (Japan)	197,300	1,733,233
Persimmon PLC (United Kingdom)	26,510	583,376
PulteGroup, Inc.	9,442	1,355,210
SEB SA (France)	5,952	679,395
Sekisui Chemical Co. Ltd. (Japan)	46,800	731,753
Sekisui House Ltd. (Japan)	58,500	1,624,293
SharkNinja, Inc.	945	102,731
Sony Group Corp. (Japan)	481,500	9,354,387
Toll Brothers, Inc.(a)	51,695	7,986,360
TopBuild Corp.*	10,272	4,178,752
Tri Pointe Homes, Inc.*	26,200	1,187,122
Whirlpool Corp.	1,601	171,307
		56,726,101
Household Products — 0.5%
Church & Dwight Co., Inc.	10,578	1,107,728

A13

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Household Products (cont’d.)
Clorox Co. (The)	2,218	$361,334
Colgate-Palmolive Co.	189,695	19,692,238
Energizer Holdings, Inc.	68,500	2,175,560
Essity AB (Sweden) (Class B Stock)	139,586	4,357,132
Henkel AG & Co. KGaA (Germany)	9,223	784,068
Kimberly-Clark Corp.	40,210	5,721,079
Procter & Gamble Co. (The)	222,294	38,501,321
Reckitt Benckiser Group PLC (United Kingdom)	88,089	5,389,654
Reynolds Consumer Products, Inc.	1,677	52,155
Spectrum Brands Holdings, Inc.	930	88,480
		78,230,749
Independent Power & Renewable Electricity Producers — 0.1%
AES Corp. (The)	615,599	12,348,916
Brookfield Renewable Corp. (Class A Stock)	4,037	131,848
China Resources Power Holdings Co. Ltd. (China)	36,000	97,048
Clearway Energy, Inc. (Class A Stock)	1,043	29,694
Clearway Energy, Inc. (Class C Stock)	2,485	76,240
Engie Brasil Energia SA (Brazil)	2,000	15,614
RWE AG (Germany)	43,927	1,600,385
Vistra Corp.	43,160	5,116,186
		19,415,931
Industrial Conglomerates — 0.5%
3M Co.	206,881	28,280,633
Astra International Tbk PT (Indonesia)	15,216,600	5,068,100
CITIC Ltd. (China)	45,000	52,308
CK Hutchison Holdings Ltd. (United Kingdom)	92,248	523,020
Far Eastern New Century Corp. (Taiwan)	13,000	15,685
Hitachi Ltd. (Japan)	453,400	12,022,961
Honeywell International, Inc.	26,765	5,532,593
Industries Qatar QSC (Qatar)	141,499	506,862
Jardine Matheson Holdings Ltd. (Hong Kong)	13,000	508,203
Siemens AG (Germany)	55,129	11,153,036
Siemens Ltd. (India)	476	41,145
Smiths Group PLC (United Kingdom)	35,701	802,310
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	431,262	3,677,511
		68,184,367
Industrial REITs — 0.3%
Americold Realty Trust, Inc.(a)	156,186	4,415,378
CapitaLand Ascendas REIT (Singapore)	217,307	481,201
EastGroup Properties, Inc.	1,389	259,493
First Industrial Realty Trust, Inc.	3,907	218,714
Frasers Logistics & Commercial Trust (Singapore)	287,866	256,540
GLP J-REIT (Japan)	427	394,643
Goodman Group (Australia)	228,045	5,817,204
Innovative Industrial Properties, Inc.	700	94,220
	Shares	Value
Common Stocks (continued)
Industrial REITs (cont’d.)
Lineage, Inc.(a)	4,940	$387,197
LXP Industrial Trust	355,067	3,568,423
Nippon Prologis REIT, Inc. (Japan)	107	183,284
Plymouth Industrial REIT, Inc.	36,397	822,572
Prologis Property Mexico SA de CV (Mexico)	28,800	94,167
Prologis, Inc.	188,160	23,760,845
Rexford Industrial Realty, Inc.(a)	14,697	739,406
Segro PLC (United Kingdom)	10,583	124,038
STAG Industrial, Inc.(a)	20,922	817,841
Tritax Big Box REIT PLC (United Kingdom)	204,426	436,318
		42,871,484
Insurance — 2.1%
Admiral Group PLC (United Kingdom)	28,708	1,070,091
Aegon Ltd. (Netherlands)	158,822	1,020,134
Aflac, Inc.	24,933	2,787,509
Ageas SA/NV (Belgium)	82,794	4,417,815
AIA Group Ltd. (Hong Kong)	991,000	8,654,262
Allianz SE (Germany)	31,637	10,406,016
Allstate Corp. (The)	86,949	16,489,878
American Coastal Insurance Corp.*	56,200	633,374
American Financial Group, Inc.	2,290	308,234
American International Group, Inc.	80,679	5,908,123
Aon PLC (Class A Stock)	9,278	3,210,095
Arch Capital Group Ltd.*	16,690	1,867,277
Arthur J. Gallagher & Co.	9,646	2,714,095
ASR Nederland NV (Netherlands)	9,976	489,047
Assurant, Inc.	50,084	9,959,704
Assured Guaranty Ltd.	1,955	155,462
Aviva PLC (United Kingdom)	551,051	3,569,027
AXA SA (France)	252,368	9,715,378
Axis Capital Holdings Ltd.	39,468	3,142,047
Brighthouse Financial, Inc.*	2,365	106,496
Brown & Brown, Inc.	8,649	896,036
Cathay Financial Holding Co. Ltd. (Taiwan)	51,000	107,087
China Life Insurance Co. Ltd. (China) (Class H Stock)	21,000	41,359
China Pacific Insurance Group Co. Ltd. (China) (Class H Stock)	112,200	397,309
China Taiping Insurance Holdings Co. Ltd. (China)	392,200	623,795
Chubb Ltd.	96,719	27,892,792
Cincinnati Financial Corp.	7,615	1,036,554
CNA Financial Corp.(a)	1,379	67,488
CNO Financial Group, Inc.	19,800	694,980
Dai-ichi Life Holdings, Inc. (Japan)	119,500	3,100,710
DB Insurance Co. Ltd. (South Korea)	12,883	1,107,086
Erie Indemnity Co. (Class A Stock)(a)	340	183,539
Everest Group Ltd.	1,901	744,869
Fairfax Financial Holdings Ltd. (Canada)	1,916	2,419,236
Fidelity National Financial, Inc.(a)	67,063	4,161,930
First American Financial Corp.	3,362	221,926
Fubon Financial Holding Co. Ltd. (Taiwan)	4,000	11,388

A14

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Generali (Italy)	63,367	$1,834,011
Genworth Financial, Inc. (Class A Stock)*	464,592	3,182,455
Globe Life, Inc.	4,524	479,137
Great-West Lifeco, Inc. (Canada)	15,300	521,746
Hamilton Insurance Group Ltd. (Bermuda) (Class B Stock)*	8,700	168,258
Hannover Rueck SE (Germany)	8,671	2,475,219
Hanover Insurance Group, Inc. (The)	1,252	185,434
Hartford Financial Services Group, Inc. (The)	13,828	1,626,311
iA Financial Corp., Inc. (Canada)	6,500	538,763
Insurance Australia Group Ltd. (Australia)	327,877	1,666,288
Japan Post Holdings Co. Ltd. (Japan)	319,100	3,059,898
Kemper Corp.	2,323	142,284
Lincoln National Corp.	5,686	179,166
Loews Corp.	9,046	715,086
Markel Group, Inc.*	2,755	4,321,438
Marsh & McLennan Cos., Inc.	118,492	26,434,380
Medibank Private Ltd. (Australia)	892,877	2,252,688
Mercury General Corp.	11,800	743,164
MetLife, Inc.	405,425	33,439,454
MS&AD Insurance Group Holdings, Inc. (Japan)	15,300	359,614
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	14,908	8,214,971
New China Life Insurance Co. Ltd. (China) (Class H Stock)	9,600	29,659
NN Group NV (Netherlands)	63,809	3,183,822
Old Mutual Ltd. (South Africa)	23,533	18,682
Old Republic International Corp.	8,009	283,679
Oscar Health, Inc. (Class A Stock)*	42,100	892,941
PB Fintech Ltd. (India)*	17,120	329,992
People’s Insurance Co. Group of China Ltd. (The) (China) (Class H Stock)	1,661,000	786,963
PICC Property & Casualty Co. Ltd. (China) (Class H Stock)	368,000	544,738
Ping An Insurance Group Co. of China Ltd. (China) (Class H Stock)	131,500	825,758
Poste Italiane SpA (Italy), 144A	41,118	577,426
Powszechny Zaklad Ubezpieczen SA (Poland)	54,081	591,213
Primerica, Inc.	850	225,378
Principal Financial Group, Inc.	11,021	946,704
Progressive Corp. (The)	184,234	46,751,220
QBE Insurance Group Ltd. (Australia)	74,591	851,720
Reinsurance Group of America, Inc.	2,013	438,572
RenaissanceRe Holdings Ltd. (Bermuda)(a)	18,356	5,000,174
RLI Corp.(a)	1,159	179,622
Ryan Specialty Holdings, Inc.	5,572	369,925
Sampo OYJ (Finland) (Class A Stock)	34,593	1,613,431
Samsung Life Insurance Co. Ltd. (South Korea)	2,570	183,550
Selectquote, Inc.*	142,000	308,140
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
Skyward Specialty Insurance Group, Inc.*	9,768	$397,851
Sompo Holdings, Inc. (Japan)	105,300	2,373,547
Suncorp Group Ltd. (Australia)	29,781	371,883
Swiss Life Holding AG (Switzerland)	2,477	2,072,651
Swiss Re AG	28,759	3,979,656
T&D Holdings, Inc. (Japan)	25,000	440,770
Talanx AG (Germany)	26,093	2,199,504
Tokio Marine Holdings, Inc. (Japan)	94,200	3,473,573
Travelers Cos., Inc. (The)	10,567	2,473,946
United Fire Group, Inc.	33,800	707,434
Unum Group	28,224	1,677,635
W.R. Berkley Corp.	14,876	843,915
White Mountains Insurance Group Ltd.	91	154,354
Willis Towers Watson PLC	15,870	4,674,191
Zurich Insurance Group AG (Switzerland)	14,019	8,469,719
		322,115,851
Interactive Media & Services — 2.9%
Alphabet, Inc. (Class A Stock)	887,964	147,268,829
Alphabet, Inc. (Class C Stock)	563,338	94,184,480
Auto Trader Group PLC (United Kingdom), 144A	609,775	7,088,746
Autohome, Inc. (China), ADR	16,800	548,016
Bumble, Inc. (Class A Stock)*(a)	97,000	618,860
EverQuote, Inc. (Class A Stock)*	36,500	769,785
IAC, Inc.*	2,268	122,064
Kanzhun Ltd. (China), ADR(a)	72,510	1,258,774
Kuaishou Technology (China), 144A*	119,500	821,117
LY Corp. (Japan)	561,000	1,635,201
Match Group, Inc.*	11,263	426,192
MediaAlpha, Inc. (Class A Stock)*	7,200	130,392
Meta Platforms, Inc. (Class A Stock)	326,990	187,182,155
REA Group Ltd. (Australia)	7,271	1,006,171
Scout24 SE (Germany), 144A	4,627	398,375
Tencent Holdings Ltd. (China)	37,000	2,057,381
TripAdvisor, Inc.*	3,257	47,194
ZoomInfo Technologies, Inc.*	6,332	65,346
		445,629,078
IT Services — 0.7%
Accenture PLC (Ireland) (Class A Stock)	38,793	13,712,550
Akamai Technologies, Inc.*	6,989	705,539
Amdocs Ltd.	3,371	294,895
ASGN, Inc.*	5,722	533,462
Capgemini SE (France)	7,648	1,651,208
Cognizant Technology Solutions Corp. (Class A Stock)	160,267	12,369,407
DigitalOcean Holdings, Inc.*(a)	8,700	351,393
DXC Technology Co.*	5,809	120,537
Elm Co. (Saudi Arabia)	92	28,561
EPAM Systems, Inc.*	2,204	438,662
Fujitsu Ltd. (Japan)	126,000	2,590,487
Gartner, Inc.*	1,334	676,018
Globant SA*(a)	10,524	2,085,225
GoDaddy, Inc. (Class A Stock)*	6,900	1,081,782

A15

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
IT Services (cont’d.)
Grid Dynamics Holdings, Inc.*	32,800	$459,200
HCL Technologies Ltd. (India)	55,763	1,194,453
Infosys Ltd. (India)	48,192	1,076,452
International Business Machines Corp.(a)	164,153	36,290,945
Kyndryl Holdings, Inc.*	6,861	157,666
LTIMindtree Ltd. (India), 144A	308	22,946
MongoDB, Inc.*	29,119	7,872,322
Mphasis Ltd. (India)	14,602	523,554
NEC Corp. (Japan)	26,800	2,587,979
NEXTDC Ltd. (Australia)*	26,207	316,041
Nomura Research Institute Ltd. (Japan)	16,900	627,187
NTT Data Group Corp. (Japan)	29,700	534,532
Obic Co. Ltd. (Japan)	16,000	561,348
Okta, Inc.*	2,533	188,303
Otsuka Corp. (Japan)	42,300	1,044,679
Persistent Systems Ltd. (India)	770	50,061
SCSK Corp. (Japan)	45,700	947,552
Snowflake, Inc. (Class A Stock)*	40,687	4,673,309
Tata Consultancy Services Ltd. (India)	20,215	1,029,317
Tech Mahindra Ltd. (India)	26,966	507,769
TIS, Inc. (Japan)	39,300	1,003,201
Twilio, Inc. (Class A Stock)*	30,542	1,991,949
Unisys Corp.*	65,900	374,312
VeriSign, Inc.*	3,896	740,084
Wipro Ltd. (India)	10,847	70,037
Wix.com Ltd. (Israel)*	16,300	2,724,871
		104,209,795
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	129,700	2,959,517
Brunswick Corp.	3,334	279,456
Hasbro, Inc.	2,951	213,416
Mattel, Inc.*(a)	10,409	198,292
Polaris, Inc.(a)	1,517	126,275
Solo Brands, Inc. (Class A Stock)*	76,500	107,865
YETI Holdings, Inc.*	470	19,284
		3,904,105
Life Sciences Tools & Services — 0.6%
Agilent Technologies, Inc.	13,167	1,955,036
Avantor, Inc.*(a)	24,568	635,574
Azenta, Inc.*(a)	1,691	81,912
Bio-Rad Laboratories, Inc. (Class A Stock)*	624	208,778
Bio-Techne Corp.	6,756	540,007
Bruker Corp.	720	49,723
Charles River Laboratories International, Inc.*	2,395	471,743
Danaher Corp.	96,444	26,813,361
Fortrea Holdings, Inc.*(a)	2,719	54,380
Illumina, Inc.*	79,755	10,400,850
IQVIA Holdings, Inc.*	8,648	2,049,317
Lonza Group AG (Switzerland)	7,430	4,714,957
Maravai LifeSciences Holdings, Inc. (Class A Stock)*	19,600	162,876
Mettler-Toledo International, Inc.*	953	1,429,214
QIAGEN NV*	43,478	1,981,293
	Shares	Value
Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Repligen Corp.*	1,177	$175,161
Revvity, Inc.	5,896	753,214
Sotera Health Co.*	2,759	46,075
Thermo Fisher Scientific, Inc.	59,506	36,808,626
Waters Corp.*(a)	1,616	581,582
West Pharmaceutical Services, Inc.	1,992	597,919
		90,511,598
Machinery — 1.2%
AGCO Corp.(a)	1,912	187,108
Alfa Laval AB (Sweden)	38,322	1,842,368
Allison Transmission Holdings, Inc.	125,163	12,024,409
Atlas Copco AB (Sweden) (Class A Stock)	407,822	7,903,758
Atlas Copco AB (Sweden) (Class B Stock)	132,723	2,277,242
Caterpillar, Inc.	43,165	16,882,695
Chart Industries, Inc.*(a)	4,000	496,560
CNH Industrial NV	25,854	286,979
Crane Co.	1,435	227,132
Cummins India Ltd. (India)	4,400	200,049
Cummins, Inc.	17,016	5,509,611
Deere & Co.	14,350	5,988,686
Donaldson Co., Inc.	72,913	5,373,688
Dover Corp.	12,733	2,441,425
Enerpac Tool Group Corp.	16,848	705,763
Enpro, Inc.	1,396	226,403
Epiroc AB (Sweden) (Class B Stock)	35,428	671,814
Esab Corp.	1,725	183,385
FANUC Corp. (Japan)	90,000	2,643,337
Flowserve Corp.	200,919	10,385,503
Fortive Corp.	45,887	3,621,861
Gates Industrial Corp. PLC*(a)	36,747	644,910
GEA Group AG (Germany)	31,296	1,534,960
Graco, Inc.	4,116	360,191
Haitian International Holdings Ltd. (China)	4,000	12,764
HD Korea Shipbuilding & Offshore Engineering Co. Ltd. (South Korea)*	265	37,852
Hyster-Yale, Inc.	20,600	1,313,662
IDEX Corp.	3,320	712,140
Illinois Tool Works, Inc.	9,640	2,526,355
Indutrade AB (Sweden)	17,707	551,041
Ingersoll Rand, Inc.	18,394	1,805,555
ITT, Inc.(a)	47,215	7,059,115
Knorr-Bremse AG (Germany)	16,225	1,445,726
Komatsu Ltd. (Japan)	13,500	377,929
Kone OYJ (Finland) (Class B Stock)	29,197	1,746,610
Lincoln Electric Holdings, Inc.	877	168,402
Makita Corp. (Japan)	47,600	1,608,002
Manitowoc Co., Inc. (The)*	10,000	96,200
Middleby Corp. (The)*	1,593	221,634
Mitsubishi Heavy Industries Ltd. (Japan)	149,300	2,231,139
Mueller Water Products, Inc. (Class A Stock)	97,800	2,122,260
Ningbo Deye Technology Co. Ltd. (China) (Class A Stock)	700	10,068

A16

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Machinery (cont’d.)
Nordson Corp.	2,525	$663,141
Oshkosh Corp.	15,164	1,519,584
Otis Worldwide Corp.	108,921	11,321,249
PACCAR, Inc.	23,603	2,329,144
Parker-Hannifin Corp.	31,436	19,861,894
Pentair PLC	7,655	748,582
Proto Labs, Inc.*	46,600	1,368,642
Rational AG (Germany)	1,515	1,546,738
RBC Bearings, Inc.*(a)	7,876	2,357,917
Sandvik AB (Sweden)	27,312	611,164
Schindler Holding AG (Switzerland)	2,472	703,057
Schindler Holding AG (Switzerland) (Part. Cert.)	4,495	1,319,301
Shandong Himile Mechanical Science & Technology Co. Ltd. (China) (Class A Stock)	10,400	68,244
Shyft Group, Inc. (The)	80,800	1,014,040
Sinotruk Hong Kong Ltd. (China)	3,000	8,958
SKF AB (Sweden) (Class B Stock)	38,587	768,610
Snap-on, Inc.(a)	2,382	690,089
Stanley Black & Decker, Inc.	7,113	783,355
Techtronic Industries Co. Ltd. (Hong Kong)	159,998	2,388,518
Tennant Co.	25,063	2,407,051
Terex Corp.	70,887	3,750,631
Timken Co. (The)	1,895	159,730
Toro Co. (The)	2,380	206,417
Trelleborg AB (Sweden) (Class B Stock)	15,539	598,110
Trinity Industries, Inc.	29,159	1,015,900
VAT Group AG (Switzerland), 144A	1,624	830,512
Volvo AB (Sweden) (Class A Stock)	10,991	293,488
Volvo AB (Sweden) (Class B Stock)	171,508	4,536,763
Wartsila OYJ Abp (Finland)	113,303	2,535,346
Weichai Power Co. Ltd. (China) (Class H Stock)	123,000	224,812
Westinghouse Air Brake Technologies Corp.	36,462	6,627,698
Xylem, Inc.	16,338	2,206,120
Yutong Bus Co. Ltd. (China) (Class A Stock)	20,800	77,741
Zhuzhou CRRC Times Electric Co. Ltd. (China) (Class H Stock)	2,600	10,184
		182,219,021
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Denmark) (Class A Stock)	232	376,004
AP Moller - Maersk A/S (Denmark) (Class B Stock)	753	1,267,137
COSCO SHIPPING Holdings Co. Ltd. (China) (Class H Stock)	55,000	91,902
Evergreen Marine Corp. Taiwan Ltd. (Taiwan)	47,000	298,700
HMM Co. Ltd. (South Korea)	37,490	530,870
Kawasaki Kisen Kaisha Ltd. (Japan)	190,800	2,974,479
Kirby Corp.*	52,650	6,445,940
	Shares	Value
Common Stocks (continued)
Marine Transportation (cont’d.)
Kuehne + Nagel International AG (Switzerland)	1,680	$459,007
Matson, Inc.	14,600	2,082,252
SITC International Holdings Co. Ltd. (China)	385,000	1,032,703
		15,558,994
Media — 0.3%
Advantage Solutions, Inc.*(a)	156,000	535,080
Charter Communications, Inc. (Class A Stock)*(a)	6,484	2,101,335
Comcast Corp. (Class A Stock)	423,937	17,707,849
Fox Corp. (Class A Stock)(a)	10,731	454,243
Fox Corp. (Class B Stock)	6,178	239,706
Informa PLC (United Kingdom)	303,634	3,339,223
Interpublic Group of Cos., Inc. (The)(a)	17,337	548,369
Liberty Broadband Corp. (Class A Stock)*	359	27,578
Liberty Broadband Corp. (Class C Stock)*	2,485	192,066
MFE-MediaForEurope NV (Italy) (Class B Stock)(a)	68,755	333,446
New York Times Co. (The) (Class A Stock)	4,652	258,977
News Corp. (Class A Stock)	17,248	459,314
News Corp. (Class B Stock)(a)	5,208	145,564
Nexstar Media Group, Inc.(a)	582	96,234
Omnicom Group, Inc.(a)	8,975	927,925
Paramount Global (Class A Stock)(a)	313	6,842
Paramount Global (Class B Stock)(a)	25,673	272,647
Publicis Groupe SA (France)	37,398	4,092,701
Sirius XM Holdings, Inc.(a)	7,275	172,054
Trade Desk, Inc. (The) (Class A Stock)*	149,897	16,436,206
Vivendi SE (France)	89,559	1,036,037
WPP PLC (United Kingdom)	95,066	973,802
		50,357,198
Metals & Mining — 0.5%
Agnico Eagle Mines Ltd. (Canada)	11,860	955,442
Alcoa Corp.	5,716	220,523
Alrosa PJSC (Russia)^	575,990	1
Aluminum Corp. of China Ltd. (China) (Class H Stock)	46,000	36,096
Anglo American PLC (South Africa)	37,850	1,230,341
Anglogold Ashanti PLC (United Kingdom)	1,764	46,913
Antofagasta PLC (Chile)	16,601	447,478
ArcelorMittal SA (Luxembourg)	21,628	566,321
ATI, Inc.*	2,715	181,661
Barrick Gold Corp. (Canada)	33,271	661,760
BHP Group Ltd. (Australia)	411,948	12,789,405
Boliden AB (Sweden)	60,873	2,065,965
Carpenter Technology Corp.	19,600	3,127,768
Chifeng Jilong Gold Mining Co. Ltd. (China) (Class A Stock)	19,500	55,655
China Hongqiao Group Ltd. (China)	32,500	53,313
Cia Siderurgica Nacional SA (Brazil)	415,800	986,129
Cleveland-Cliffs, Inc.*(a)	9,669	123,473

A17

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
CMOC Group Ltd. (China) (Class H Stock)	21,000	$20,273
Commercial Metals Co.	4,900	269,304
Constellium SE*	39,167	636,855
Eldorado Gold Corp. (Turkey)*	44,441	771,940
ERO Copper Corp. (Brazil)*	36,770	818,622
Fortescue Ltd. (Australia)	302,127	4,261,375
Freeport-McMoRan, Inc.	258,372	12,897,930
Glencore PLC (Australia)*	600,829	3,440,739
GMK Norilskiy Nickel PAO (Russia)^	815,600	1
Grupo Mexico SAB de CV (Mexico) (Class B Stock)	29,300	163,687
Harmony Gold Mining Co. Ltd. (South Africa)	26,887	275,957
Hindalco Industries Ltd. (India)	28,434	257,012
Ivanhoe Mines Ltd. (Canada) (Class A Stock)*	67,786	1,008,432
JFE Holdings, Inc. (Japan)	67,700	910,172
Jiangxi Copper Co. Ltd. (China) (Class H Stock)	78,000	156,700
Jinduicheng Molybdenum Co. Ltd. (China) (Class A Stock)	31,500	52,893
Kumba Iron Ore Ltd. (South Africa)	30,164	700,387
Lundin Mining Corp. (Chile)	161,619	1,693,328
Materion Corp.	3,500	391,510
MP Materials Corp.*(a)	3,165	55,862
Newmont Corp.	52,362	2,798,749
Nippon Steel Corp. (Japan)	126,900	2,844,099
NMDC Ltd. (India)	16,457	48,103
Northern Star Resources Ltd. (Australia)	268,893	2,945,522
Novolipetsk Steel PJSC (Russia)^	2,758,930	3
Nucor Corp.	10,998	1,653,439
Olympic Steel, Inc.	7,100	276,900
Press Metal Aluminium Holdings Bhd (Malaysia)	9,400	11,557
Radius Recycling, Inc.	30,900	572,886
Reliance, Inc.	1,638	473,726
Rio Tinto Ltd. (Australia)	32,745	2,896,146
Rio Tinto PLC (Australia)	113,015	8,022,667
Royal Gold, Inc.	1,934	271,340
Severstal PAO (Russia)^	337,573	—
Shandong Nanshan Aluminum Co. Ltd. (China) (Class A Stock)	30,400	18,878
Shanjin International Gold Co. Ltd. (China) (Class A Stock)	15,300	40,393
Steel Dynamics, Inc.	6,735	849,149
Tianshan Aluminum Group Co. Ltd. (China) (Class A Stock)	21,600	26,007
United States Steel Corp.	6,570	232,118
Vale SA (Brazil)	464,564	5,429,592
Vedanta Ltd. (India)	50,243	307,035
voestalpine AG (Austria)	38,127	990,704
Western Mining Co. Ltd. (China) (Class A Stock)	10,800	28,803
	Shares	Value
Common Stocks (continued)
Metals & Mining (cont’d.)
Yunnan Aluminium Co. Ltd. (China) (Class A Stock)	22,900	$47,692
		83,116,731
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
AGNC Investment Corp.(a)	20,587	215,340
Annaly Capital Management, Inc.	14,657	294,166
Franklin BSP Realty Trust, Inc.	13,200	172,392
Granite Point Mortgage Trust, Inc.	86,800	275,156
Ladder Capital Corp.	48,847	566,625
MFA Financial, Inc.	132,425	1,684,446
Rithm Capital Corp.	14,582	165,506
Starwood Property Trust, Inc.(a)	8,912	181,626
		3,555,257
Multi-Utilities — 0.5%
Ameren Corp.	12,048	1,053,718
Avista Corp.	121,381	4,703,514
Black Hills Corp.	72,238	4,415,187
CenterPoint Energy, Inc.	144,925	4,263,694
Centrica PLC (United Kingdom)	1,544,362	2,415,601
CMS Energy Corp.	13,367	944,111
Consolidated Edison, Inc.	15,704	1,635,258
Dominion Energy, Inc.	38,159	2,205,209
DTE Energy Co.	83,892	10,772,572
E.ON SE (Germany)	323,517	4,817,796
Engie SA (France)	278,879	4,822,434
National Grid PLC (United Kingdom)	250,533	3,463,120
NiSource, Inc.	396,765	13,747,907
Public Service Enterprise Group, Inc.	22,748	2,029,349
Sembcorp Industries Ltd. (Singapore)	287,600	1,236,316
Sempra(a)	70,470	5,893,406
Veolia Environnement SA (France)	23,928	787,788
WEC Energy Group, Inc.(a)	14,386	1,383,645
YTL Corp. Bhd (Malaysia)	17,100	10,462
YTL Power International Bhd (Malaysia)	218,100	194,555
		70,795,642
Office REITs — 0.1%
BXP, Inc.(a)	7,127	573,438
Cousins Properties, Inc.	22,686	668,783
Dexus (Australia)	238,291	1,243,324
Equity Commonwealth*	69,900	1,391,010
Gecina SA (France)	17,760	2,044,877
Highwoods Properties, Inc.	3,199	107,198
Hudson Pacific Properties, Inc.	59,650	285,127
Japan Real Estate Investment Corp. (Japan)	357	1,419,289
Kilroy Realty Corp.	14,708	569,200
Nippon Building Fund, Inc. (Japan)	830	760,551
Paramount Group, Inc.	211,900	1,042,548
Piedmont Office Realty Trust, Inc. (Class A Stock)	25,117	253,682
SL Green Realty Corp.(a)	4,081	284,078
Vornado Realty Trust	5,354	210,948
		10,854,053

A18

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels — 2.1%
Adaro Energy Indonesia Tbk PT (Indonesia)	20,734,000	$5,219,045
Aker BP ASA (Norway)	48,492	1,037,875
Amplify Energy Corp.*	110,200	719,606
Antero Midstream Corp.	6,838	102,912
Antero Resources Corp.*	210,341	6,026,270
APA Corp.	15,339	375,192
ARC Resources Ltd. (Canada)(a)	101,545	1,716,380
Bharat Petroleum Corp. Ltd. (India)	12,312	54,256
BP PLC	1,140,552	5,948,593
California Resources Corp.(a)	36,700	1,925,649
Cenovus Energy, Inc. (Canada)	105,855	1,770,446
Cheniere Energy, Inc.	94,983	17,081,743
Chesapeake Energy Corp.(a)	3,784	311,234
Chevron Corp.	155,374	22,881,929
China Coal Energy Co. Ltd. (China) (Class H Stock)	113,000	139,945
Chord Energy Corp.	3,651	475,470
Civitas Resources, Inc.	1,330	67,391
CNX Resources Corp.*	21,800	710,026
Coal India Ltd. (India)	51,797	314,763
ConocoPhillips(a)	174,649	18,387,047
Coterra Energy, Inc.	34,410	824,120
Devon Energy Corp.	152,244	5,955,785
Diamondback Energy, Inc.	89,636	15,453,246
DT Midstream, Inc.	2,966	233,306
ENEOS Holdings, Inc. (Japan)	559,400	3,062,808
Eni SpA (Italy)	68,919	1,048,778
EOG Resources, Inc.	25,946	3,189,542
EQT Corp.	24,176	885,809
Equinor ASA (Norway)	103,948	2,629,747
Exxon Mobil Corp.	585,678	68,653,175
Hess Corp.	7,723	1,048,783
HF Sinclair Corp.	4,764	212,331
Idemitsu Kosan Co. Ltd. (Japan)	388,300	2,815,698
Inpex Corp. (Japan)	168,100	2,275,869
Kinder Morgan, Inc.	88,705	1,959,493
Kinetik Holdings, Inc.	16,800	760,368
Kosmos Energy Ltd. (Ghana)*(a)	143,000	576,290
LUKOIL PJSC (Russia)^	3,043	—
Marathon Oil Corp.	26,285	699,970
Marathon Petroleum Corp.	15,685	2,555,243
Matador Resources Co.	2,370	117,125
Murphy Oil Corp.	67,800	2,287,572
Occidental Petroleum Corp.	29,670	1,529,192
Oil & Natural Gas Corp. Ltd. (India)	26,890	95,676
OMV AG (Austria)	11,730	501,811
ONEOK, Inc.	26,693	2,432,533
Ovintiv, Inc.	6,504	249,168
PBF Energy, Inc. (Class A Stock)	57,900	1,792,005
Peabody Energy Corp.	23,800	631,652
Permian Resources Corp.	70,422	958,443
PetroChina Co. Ltd. (China) (Class H Stock)	10,000	8,067
Petroleo Brasileiro SA (Brazil)	140,200	1,010,896
Phillips 66	120,616	15,854,973
PTT PCL (Thailand)	22,100	23,294
Range Resources Corp.	7,072	217,535
	Shares	Value
Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
Reliance Industries Ltd. (India)	8,396	$295,396
Repsol SA (Spain)	228,680	3,016,126
REX American Resources Corp.*	2,600	120,354
Rosneft Oil Co. PJSC (Russia)^	19,154	—
Shell PLC	512,101	16,613,447
Shell PLC, ADR	189,583	12,502,999
SM Energy Co.	55,300	2,210,341
Southwestern Energy Co.*	33,165	235,803
Surgutneftegas PJSC (Russia)^	55,200	—
Targa Resources Corp.	10,436	1,544,632
Tatneft PJSC (Russia)^	133,140	—
TotalEnergies SE (France)	232,916	15,124,483
United Tractors Tbk PT (Indonesia)	2,754,600	4,947,393
Valero Energy Corp.	33,523	4,526,611
Viper Energy, Inc.	1,280	57,741
Williams Cos., Inc. (The)	589,611	26,915,742
World Kinect Corp.(a)	9,100	281,281
		316,208,424
Paper & Forest Products — 0.0%
Clearwater Paper Corp.*	25,500	727,770
Louisiana-Pacific Corp.	13,114	1,409,230
Mondi PLC (Austria)	36,693	699,938
Suzano SA (Brazil)	54,300	542,033
Sylvamo Corp.	20,500	1,759,925
UPM-Kymmene OYJ (Finland)	31,412	1,051,500
		6,190,396
Passenger Airlines — 0.1%
Alaska Air Group, Inc.*	3,836	173,426
American Airlines Group, Inc.*(a)	12,699	142,737
ANA Holdings, Inc. (Japan)	19,100	408,992
China Airlines Ltd. (Taiwan)	16,000	10,856
Delta Air Lines, Inc.	96,301	4,891,128
Deutsche Lufthansa AG (Germany)	71,992	527,297
Eva Airways Corp. (Taiwan)	245,000	290,029
InterGlobe Aviation Ltd. (India), 144A*	1,106	63,087
Japan Airlines Co. Ltd. (Japan)	37,500	655,860
Qantas Airways Ltd. (Australia)*	314,517	1,605,450
Singapore Airlines Ltd. (Singapore)	261,000	1,377,795
SkyWest, Inc.*	40,399	3,434,723
Southwest Airlines Co.	27,604	817,906
Turk Hava Yollari AO (Turkey)*	115,219	958,415
United Airlines Holdings, Inc.*	15,142	864,002
		16,221,703
Personal Care Products — 0.3%
BellRing Brands, Inc.*	2,870	174,266
Colgate-Palmolive India Ltd. (India)	5,080	230,536
Coty, Inc. (Class A Stock)*	11,274	105,863
Edgewell Personal Care Co.	12,600	457,884
elf Beauty, Inc.*	2,381	259,600
Estee Lauder Cos., Inc. (The) (Class A Stock)	8,406	837,994
Haleon PLC	459,831	2,406,066
Kenvue, Inc.	84,777	1,960,892
L’Oreal SA (France)	21,340	9,571,777

A19

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Personal Care Products (cont’d.)
Unilever PLC (United Kingdom)	216,343	$14,026,230
Unilever PLC (United Kingdom), ADR	195,033	12,669,344
		42,700,452
Pharmaceuticals — 3.0%
Amneal Pharmaceuticals, Inc.*	220,000	1,830,400
AstraZeneca PLC (United Kingdom)	144,565	22,521,267
AstraZeneca PLC (United Kingdom), ADR	321,069	25,014,486
Aurobindo Pharma Ltd. (India)	29,848	519,948
Bayer AG (Germany)	14,212	480,817
Bristol-Myers Squibb Co.	193,547	10,014,122
Catalent, Inc.*	8,354	506,002
Chugai Pharmaceutical Co. Ltd. (Japan)	47,700	2,312,071
Cipla Ltd. (India)	40,715	804,432
Daiichi Sankyo Co. Ltd. (Japan)	200,600	6,626,291
Dr. Reddy’s Laboratories Ltd. (India)	10,046	808,683
Elanco Animal Health, Inc.*	362,214	5,320,924
Eli Lilly & Co.	139,905	123,947,436
Galderma Group AG (Switzerland)*	8,631	801,556
GSK PLC	452,271	9,208,698
Hikma Pharmaceuticals PLC (Jordan)	94,838	2,426,872
Hubei Jumpcan Pharmaceutical Co. Ltd. (China) (Class A Stock)	9,600	42,579
Ipsen SA (France)	13,934	1,716,397
Jamjoom Pharmaceuticals Factory Co. (Saudi Arabia)	375	19,070
Jazz Pharmaceuticals PLC*	1,267	141,156
Johnson & Johnson	323,332	52,399,184
Kyowa Kirin Co. Ltd. (Japan)	71,800	1,267,035
Ligand Pharmaceuticals, Inc.*	19,100	1,911,719
Lupin Ltd. (India)	26,289	687,380
Mankind Pharma Ltd. (India)*	21,629	651,035
Merck & Co., Inc.	302,846	34,391,192
Merck KGaA (Germany)	17,778	3,138,366
Novartis AG (Switzerland)	172,842	19,901,440
Novo Nordisk A/S (Denmark), ADR	209,530	24,948,737
Novo Nordisk A/S (Denmark) (Class B Stock)	316,800	37,576,130
Organon & Co.	28,437	544,000
Orion OYJ (Finland) (Class B Stock)	47,718	2,614,655
Otsuka Holdings Co. Ltd. (Japan)	56,000	3,180,751
Pacira BioSciences, Inc.*	91,100	1,371,055
Perrigo Co. PLC(a)	85,728	2,248,645
Pfizer, Inc.	311,326	9,009,774
Phathom Pharmaceuticals, Inc.*	14,687	265,541
Prestige Consumer Healthcare, Inc.*	27,400	1,975,540
Richter Gedeon Nyrt (Hungary)	62,985	1,940,350
Roche Holding AG	59,799	19,136,711
Royalty Pharma PLC (Class A Stock)	11,223	317,499
Sanofi SA	95,816	11,032,189
Sanofi SA, ADR	46,455	2,677,202
Shionogi & Co. Ltd. (Japan)	205,500	2,945,675
Sichuan Kelun Pharmaceutical Co. Ltd. (China) (Class A Stock)	6,600	29,874
SIGA Technologies, Inc.	35,500	239,625
	Shares	Value
Common Stocks (continued)
Pharmaceuticals (cont’d.)
Sun Pharmaceutical Industries Ltd. (India)	28,934	$665,205
Takeda Pharmaceutical Co. Ltd. (Japan)	109,000	3,140,681
Tarsus Pharmaceuticals, Inc.*	8,016	263,646
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	101,700	1,832,634
Theravance Biopharma, Inc.*	12,600	101,556
Torii Pharmaceutical Co. Ltd. (Japan)	18,700	506,143
Torrent Pharmaceuticals Ltd. (India)	14,045	569,016
Viatris, Inc.	54,996	638,503
Zoetis, Inc.	9,758	1,906,518
Zydus Lifesciences Ltd. (India)	47,067	600,120
		461,688,533
Professional Services — 0.4%
Amentum Holdings, Inc.*	5,757	185,663
Automatic Data Processing, Inc.	39,551	10,944,948
Broadridge Financial Solutions, Inc.	2,492	535,855
Bureau Veritas SA (France)	36,985	1,227,037
CACI International, Inc. (Class A Stock)*	667	336,542
Clarivate PLC*	14,266	101,289
Computer Age Management Services Ltd. (India)	390	20,477
Computershare Ltd. (Australia)	151,191	2,635,692
Concentrix Corp.(a)	1,342	68,777
Conduent, Inc.*	44,200	178,126
Dayforce, Inc.*(a)	6,865	420,481
Dun & Bradstreet Holdings, Inc.(a)	589,947	6,790,290
Equifax, Inc.	4,807	1,412,585
ExlService Holdings, Inc.*	16,600	633,290
Experian PLC	27,705	1,459,213
FTI Consulting, Inc.*	834	189,785
Genpact Ltd.	4,062	159,271
Huron Consulting Group, Inc.*	4,023	437,300
ICF International, Inc.	7,300	1,217,567
Intertek Group PLC (United Kingdom)	19,445	1,344,378
Jacobs Solutions, Inc.	5,757	753,591
KBR, Inc.	15,472	1,007,691
Korn Ferry	27,187	2,045,550
Leidos Holdings, Inc.	21,317	3,474,671
ManpowerGroup, Inc.	28,728	2,112,083
Parsons Corp.*	24,790	2,570,227
Paychex, Inc.(a)	10,997	1,475,687
Paycom Software, Inc.(a)	1,021	170,068
Paycor HCM, Inc.*	984	13,963
Randstad NV (Netherlands)	10,637	528,512
Recruit Holdings Co. Ltd. (Japan)	104,500	6,348,627
RELX PLC (United Kingdom)	99,525	4,699,204
Resources Connection, Inc.	38,300	371,510
Robert Half, Inc.(a)	3,121	210,387
Science Applications International Corp.	1,590	221,439
SGS SA (Switzerland)	9,668	1,079,542
SS&C Technologies Holdings, Inc.	6,302	467,671
Teleperformance SE (France)	7,508	776,706
TransUnion	5,301	555,015

A20

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Professional Services (cont’d.)
TriNet Group, Inc.	12,200	$1,183,034
TrueBlue, Inc.*	92,000	725,880
TTEC Holdings, Inc.	84,500	496,015
Verisk Analytics, Inc.	2,497	669,096
Wolters Kluwer NV (Netherlands)	31,875	5,376,412
		67,631,147
Real Estate Management & Development — 0.4%
Aldar Properties PJSC (United Arab Emirates)	363,056	742,764
Anywhere Real Estate, Inc.*	268,700	1,364,996
Barwa Real Estate Co. (Qatar)	214,896	168,554
CapitaLand Investment Ltd. (Singapore)	184,965	447,203
Catena AB (Sweden)	9,448	539,847
CBRE Group, Inc. (Class A Stock)*	13,897	1,729,899
Central Pattana PCL (Thailand)	150,800	312,007
China Overseas Land & Investment Ltd. (China)	345,000	691,120
China Resources Land Ltd. (China)	187,500	674,496
China Resources Mixc Lifestyle Services Ltd. (China), 144A	3,800	16,712
Compass, Inc. (Class A Stock)*	251,900	1,539,109
CoStar Group, Inc.*	41,704	3,146,150
Cushman & Wakefield PLC*	155,600	2,120,828
Daito Trust Construction Co. Ltd. (Japan)	18,000	2,192,508
Daiwa House Industry Co. Ltd. (Japan)	73,600	2,316,632
Deyaar Development PJSC (United Arab Emirates)	46,178	8,590
DLF Ltd. (India)	4,640	49,510
Emaar Properties PJSC (United Arab Emirates)	516,515	1,225,479
Grainger PLC (United Kingdom)	122,034	399,554
Henderson Land Development Co. Ltd. (Hong Kong)	256,000	810,687
Howard Hughes Holdings, Inc.*	1,020	78,979
Jones Lang LaSalle, Inc.*	41,077	11,082,985
K Wah International Holdings Ltd. (Hong Kong)	5,850,000	1,453,201
KE Holdings, Inc. (China), ADR	120,302	2,395,213
LEG Immobilien SE (Germany)	11,706	1,225,544
Longfor Group Holdings Ltd. (China), 144A	458,000	863,029
Macrotech Developers Ltd. (India), 144A	32,643	480,659
Max Estates Ltd. (India)*	15,904	117,469
Mitsubishi Estate Co. Ltd. (Japan)	78,680	1,242,695
Mitsui Fudosan Co. Ltd. (Japan)	256,897	2,420,703
Newmark Group, Inc. (Class A Stock)(a)	6,800	105,604
Phoenix Mills Ltd. (The) (India)	28,833	634,298
PSP Swiss Property AG (Switzerland)	844	123,659
Sagax AB (Sweden) (Class B Stock)	17,532	499,292
Seaport Entertainment Group, Inc.*	113	3,098
Shun Tak Holdings Ltd. (Hong Kong)*	9,296,000	937,781
Sino Land Co. Ltd. (Hong Kong)	446,672	487,805
	Shares	Value
Common Stocks (continued)
Real Estate Management & Development (cont’d.)
Sumitomo Realty & Development Co. Ltd. (Japan)	6,209	$210,178
Sun Hung Kai Properties Ltd. (Hong Kong)	50,360	545,643
Swire Properties Ltd. (Hong Kong)	126,390	257,101
Swiss Prime Site AG (Switzerland)	8,452	947,247
Vonovia SE (Germany)	114,726	4,188,254
Wharf Holdings Ltd. (The) (China)	96,000	272,591
Yanlord Land Group Ltd. (China)*	964,900	449,743
Zillow Group, Inc. (Class A Stock)*	7,623	472,092
Zillow Group, Inc. (Class C Stock)*	45,418	2,899,939
		54,891,447
Residential REITs — 0.2%
American Homes 4 Rent (Class A Stock)	21,646	830,990
AvalonBay Communities, Inc.	22,357	5,035,914
Boardwalk Real Estate Investment Trust (Canada)	2,163	136,998
Camden Property Trust	24,282	2,999,555
Canadian Apartment Properties REIT (Canada)	7,197	292,627
Equity LifeStyle Properties, Inc.(a)	9,225	658,112
Equity Residential	173,563	12,923,501
Essex Property Trust, Inc.	5,784	1,708,709
Independence Realty Trust, Inc.(a)	47,866	981,253
Invitation Homes, Inc.(a)	27,580	972,471
Killam Apartment Real Estate Investment Trust (Canada)	19,150	297,208
Mid-America Apartment Communities, Inc.	9,379	1,490,323
Nippon Accommodations Fund, Inc. (Japan)	85	378,101
Sun Communities, Inc.	3,906	527,896
UDR, Inc.	34,818	1,578,648
UNITE Group PLC (The) (United Kingdom)	39,652	499,384
Veris Residential, Inc.	59,165	1,056,687
		32,368,377
Retail REITs — 0.3%
Acadia Realty Trust	63,300	1,486,284
Agree Realty Corp.(a)	12,440	937,105
Brixmor Property Group, Inc.	36,406	1,014,271
CapitaLand Integrated Commercial Trust (Singapore)	213,954	351,672
Federal Realty Investment Trust	3,544	407,454
First Capital Real Estate Investment Trust (Canada)	16,318	226,228
InvenTrust Properties Corp.(a)	48,991	1,389,875
Japan Metropolitan Fund Investment Corp. (Japan)	316	212,138
Kimco Realty Corp.(a)	65,830	1,528,573
Klepierre SA (France)	186,226	6,101,879
Link REIT (Hong Kong)	112,380	560,244
Macerich Co. (The)(a)	28,300	516,192
NNN REIT, Inc.(a)	31,666	1,535,484
Realty Income Corp.	78,704	4,991,408

A21

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Retail REITs (cont’d.)
Regency Centers Corp.	17,673	$1,276,521
Sasseur Real Estate Investment Trust (China)	2,185,200	1,224,994
Scentre Group (Australia)	1,532,725	3,853,112
Simon Property Group, Inc.	21,910	3,703,228
SITE Centers Corp.	2,500	151,250
Tanger, Inc.	11,200	371,616
Unibail-Rodamco-Westfield (France)	63,125	5,528,662
Urban Edge Properties	33,749	721,891
Vicinity Ltd. (Australia)	1,064,513	1,621,927
		39,712,008
Semiconductors & Semiconductor Equipment — 5.4%
Advanced Micro Devices, Inc.*	182,873	30,005,802
Advantest Corp. (Japan)	140,033	6,585,929
Allegro MicroSystems, Inc. (Japan)*(a)	1,630	37,979
Amkor Technology, Inc.	1,965	60,129
Analog Devices, Inc.	77,858	17,920,576
Applied Materials, Inc.	74,202	14,992,514
ASE Technology Holding Co. Ltd. (Taiwan)	42,000	199,185
ASM International NV (Netherlands)	12,062	7,958,023
ASML Holding NV (Netherlands) (XAMS)	32,895	27,364,055
ASML Holding NV (Netherlands) (XNGS)	13,306	11,087,225
ASPEED Technology, Inc. (Taiwan)	5,029	680,039
Broadcom, Inc.	743,814	128,307,915
Cirrus Logic, Inc.*	1,641	203,829
Credo Technology Group Holding Ltd.*	14,646	451,097
Disco Corp. (Japan)	15,253	4,018,063
eMemory Technology, Inc. (Taiwan)	8,061	663,450
Enphase Energy, Inc.*(a)	2,429	274,526
Entegris, Inc.	2,493	280,537
First Solar, Inc.*(a)	4,935	1,230,986
FormFactor, Inc.*	16,500	759,000
GLOBALFOUNDRIES, Inc.*	2,403	96,721
Hanmi Semiconductor Co. Ltd. (South Korea)	387	32,226
Impinj, Inc.*(a)	7,445	1,611,991
Infineon Technologies AG (Germany)	67,839	2,381,687
Intel Corp.	192,926	4,526,044
King Yuan Electronics Co. Ltd. (Taiwan)	104,700	371,350
KLA Corp.	2,329	1,803,601
Kokusai Electric Corp. (Japan)	37,600	847,827
Lam Research Corp.	26,019	21,233,586
Lasertec Corp. (Japan)	14,100	2,350,846
MACOM Technology Solutions Holdings, Inc.*(a)	3,764	418,783
Marvell Technology, Inc.	22,229	1,603,155
MediaTek, Inc. (Taiwan)	66,589	2,454,174
Microchip Technology, Inc.	23,556	1,891,311
Micron Technology, Inc.	197,687	20,502,119
MKS Instruments, Inc.	1,897	206,223
Monolithic Power Systems, Inc.	11,236	10,387,682
Novatek Microelectronics Corp. (Taiwan)	27,000	439,596
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
NVIDIA Corp.	3,131,869	$380,334,171
NXP Semiconductors NV (China)	6,469	1,552,625
ON Semiconductor Corp.*	19,762	1,434,919
Onto Innovation, Inc.*	59,500	12,349,820
Qorvo, Inc.*	65,940	6,811,602
QUALCOMM, Inc.	159,004	27,038,630
Rambus, Inc.*	54,400	2,296,768
Realtek Semiconductor Corp. (Taiwan)	41,000	608,545
Renesas Electronics Corp. (Japan)	203,000	2,946,072
SCREEN Holdings Co. Ltd. (Japan)	21,600	1,518,943
SiTime Corp.*	853	146,298
SK Hynix, Inc. (South Korea)	7,662	1,025,457
Skyworks Solutions, Inc.	20,502	2,024,983
Synaptics, Inc.*(a)	31,700	2,459,286
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	195,562	5,897,007
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	73,898	12,833,866
Teradyne, Inc.	91,347	12,234,104
Texas Instruments, Inc.	47,234	9,757,127
Tokyo Electron Ltd. (Japan)	39,800	7,097,762
Tower Semiconductor Ltd. (Israel)*(a)	20,794	920,342
Ultra Clean Holdings, Inc.*	36,900	1,473,417
United Microelectronics Corp. (Taiwan)	335,614	565,666
Universal Display Corp.(a)	4,146	870,245
Wolfspeed, Inc.*(a)	3,791	36,773
		820,474,209
Software — 4.7%
A10 Networks, Inc.	33,600	485,184
ACI Worldwide, Inc.*	67,900	3,456,110
Adeia, Inc.	100,900	1,201,719
Adobe, Inc.*	50,472	26,133,392
Agilysys, Inc.*	3,900	424,983
Alarm.com Holdings, Inc.*	7,300	399,091
Alkami Technology, Inc.*	31,700	999,818
ANSYS, Inc.*	3,697	1,177,975
Appfolio, Inc. (Class A Stock)*	2,105	495,517
Aspen Technology, Inc.*	840	200,609
Autodesk, Inc.*	52,531	14,471,240
AvePoint, Inc.*	25,100	295,427
BILL Holdings, Inc.*	2,543	134,169
Blackbaud, Inc.*	5,100	431,868
Box, Inc. (Class A Stock)*	75,400	2,467,842
Cadence Design Systems, Inc.*	58,753	15,923,826
CCC Intelligent Solutions Holdings, Inc.*	9,927	109,693
Check Point Software Technologies Ltd. (Israel)*	12,600	2,429,406
CommVault Systems, Inc.*	8,100	1,246,185
Crowdstrike Holdings, Inc. (Class A Stock)*(a)	90,335	25,336,257
CyberArk Software Ltd.*	18,658	5,440,859
Dassault Systemes SE (France)	36,568	1,452,510
Datadog, Inc. (Class A Stock)*	84,821	9,759,504
Descartes Systems Group, Inc. (The) (Canada)*	2,487	256,062
DocuSign, Inc.*	60,000	3,725,400

A22

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Software (cont’d.)
Dolby Laboratories, Inc. (Class A Stock)	1,807	$138,290
Dropbox, Inc. (Class A Stock)*	3,129	79,570
Fair Isaac Corp.*	521	1,012,574
Fortinet, Inc.*	13,840	1,073,292
Gen Digital, Inc.(a)	24,059	659,938
Gitlab, Inc. (Class A Stock)*	130,500	6,725,970
Guidewire Software, Inc.*	1,393	254,835
HashiCorp, Inc. (Class A Stock)*	928	31,422
Informatica, Inc. (Class A Stock)*	229,248	5,795,389
Intapp, Inc.*	72,631	3,473,941
Intuit, Inc.	20,851	12,948,471
Jamf Holding Corp.*	37,800	655,830
KPIT Technologies Ltd. (India)	13,585	263,744
Microsoft Corp.	868,564	373,743,089
MicroStrategy, Inc. (Class A Stock)*(a)	3,860	650,796
Mitek Systems, Inc.*	12,000	104,040
Monday.com Ltd.*	18,425	5,117,912
nCino, Inc.*(a)	1,519	47,985
Nemetschek SE (Germany)	6,088	632,786
Nice Ltd. (Israel)*	10,936	1,901,341
Nutanix, Inc. (Class A Stock)*	5,198	307,982
Oracle Corp.	89,217	15,202,577
Oracle Corp. (Japan)	12,100	1,249,247
Oracle Financial Services Software Ltd. (India)	3,744	511,292
Palantir Technologies, Inc. (Class A Stock)*	33,100	1,231,320
Palo Alto Networks, Inc.*	25,582	8,743,928
Progress Software Corp.	5,100	343,587
PTC, Inc.*	3,363	607,560
Q2 Holdings, Inc.*(a)	9,654	770,100
Riskified Ltd. (Class A Stock)*	40,354	190,874
Roper Technologies, Inc.	8,183	4,553,349
Salesforce, Inc.	177,841	48,676,860
SAP SE (Germany)	75,746	17,325,581
SentinelOne, Inc. (Class A Stock)*(a)	6,161	147,371
ServiceNow, Inc.*(a)	43,784	39,159,972
SolarWinds Corp.	147,800	1,928,790
Sprout Social, Inc. (Class A Stock)*(a)	16,868	490,353
SPS Commerce, Inc.*	2,900	563,093
Synopsys, Inc.*	2,646	1,339,908
Teradata Corp.*	12,993	394,208
Trend Micro, Inc. (Japan)	16,300	967,818
Tyler Technologies, Inc.*	882	514,841
UiPath, Inc. (Class A Stock)*	2,709	34,675
Unity Software, Inc.*	5,297	119,818
Verint Systems, Inc.*(a)	175,400	4,442,882
WiseTech Global Ltd. (Australia)	67,820	6,422,311
Workday, Inc. (Class A Stock)*	45,100	11,022,891
Xero Ltd. (New Zealand)*	23,263	2,404,602
Zeta Global Holdings Corp. (Class A Stock)*(a)	52,300	1,560,109
Zoom Video Communications, Inc. (Class A Stock)*(a)	161,981	11,296,555
		716,290,315
	Shares	Value
Common Stocks (continued)
Specialized REITs — 0.5%
American Tower Corp.	27,377	$6,366,795
Crown Castle, Inc.	19,350	2,295,491
CubeSmart	6,548	352,479
Digital Realty Trust, Inc.	41,393	6,698,629
EPR Properties	2,273	111,468
Equinix, Inc.	7,944	7,051,333
Extra Space Storage, Inc.	16,611	2,993,136
Gaming & Leisure Properties, Inc.	179,710	9,246,080
Iron Mountain, Inc.(a)	79,357	9,429,992
Lamar Advertising Co. (Class A Stock)	1,467	195,991
National Storage Affiliates Trust	12,216	588,811
Outfront Media, Inc.	163,200	2,999,616
PotlatchDeltic Corp.(a)	7,700	346,885
Public Storage	40,606	14,775,305
Rayonier, Inc.	4,435	142,718
Safehold, Inc.	31,800	834,114
SBA Communications Corp.	7,967	1,917,657
Shurgard Self Storage Ltd. (Belgium)	10,201	477,921
Uniti Group, Inc.(a)	98,100	553,284
VICI Properties, Inc.(a)	47,684	1,588,354
Weyerhaeuser Co.	33,621	1,138,407
		70,104,466
Specialty Retail — 1.1%
Abercrombie & Fitch Co. (Class A Stock)*	7,800	1,091,220
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	26,656	26,246
Advance Auto Parts, Inc.(a)	1,844	71,898
American Eagle Outfitters, Inc.(a)	8,400	188,076
AutoNation, Inc.*	856	153,155
AutoZone, Inc.*	346	1,089,914
Avolta AG (Switzerland)*	13,154	556,751
Bath & Body Works, Inc.	79,326	2,532,086
Best Buy Co., Inc.(a)	9,093	939,307
Boot Barn Holdings, Inc.*	2,415	403,981
Burlington Stores, Inc.*	7,968	2,099,409
CarMax, Inc.*	7,230	559,457
Carvana Co.*	35,970	6,262,737
Designer Brands, Inc. (Class A Stock)(a)	38,074	280,986
Dick’s Sporting Goods, Inc.(a)	1,587	331,207
Fast Retailing Co. Ltd. (Japan)	11,200	3,716,129
Floor & Decor Holdings, Inc. (Class A Stock)*	1,590	197,430
Foot Locker, Inc.	54,800	1,416,032
GameStop Corp. (Class A Stock)*(a)	9,035	207,173
Gap, Inc. (The)	292,994	6,460,518
Genesco, Inc.*	3,900	105,963
Group 1 Automotive, Inc.	2,500	957,600
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)(a)	71,455	1,216,994
Haverty Furniture Cos., Inc.	14,400	395,568
Home Depot, Inc. (The)	97,755	39,610,326
Industria de Diseno Textil SA (Spain)	239,998	14,214,238
Jarir Marketing Co. (Saudi Arabia)	9,082	31,854

A23

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Specialty Retail (cont’d.)
JD Sports Fashion PLC (United Kingdom)	883,478	$1,821,681
Kingfisher PLC (United Kingdom)	1,225,771	5,290,116
Lithia Motors, Inc.	822	261,100
Lowe’s Cos., Inc.	109,697	29,711,432
ODP Corp. (The)*	29,500	877,625
O’Reilly Automotive, Inc.*	11,872	13,671,795
Penske Automotive Group, Inc.	586	95,178
Pop Mart International Group Ltd. (China), 144A	35,600	240,550
RH*(a)	390	130,428
Ross Stores, Inc.	29,369	4,420,328
TJX Cos., Inc. (The)	205,309	24,132,020
Tractor Supply Co.	1,901	553,058
Trent Ltd. (India)	10,182	921,182
Ulta Beauty, Inc.*	1,003	390,287
Urban Outfitters, Inc.*	14,200	544,002
Warby Parker, Inc. (Class A Stock)*	9,865	161,095
Wayfair, Inc. (Class A Stock)*(a)	2,028	113,933
Williams-Sonoma, Inc.(a)	1,660	257,167
Zalando SE (Germany), 144A*	64,881	2,144,442
		170,853,674
Technology Hardware, Storage & Peripherals — 2.9%
Apple, Inc.	1,703,176	396,840,008
Asia Vital Components Co. Ltd. (Taiwan)	3,000	55,581
Asustek Computer, Inc. (Taiwan)	40,000	694,895
Canon, Inc. (Japan)	93,800	3,089,331
Catcher Technology Co. Ltd. (Taiwan)	96,000	716,531
Compal Electronics, Inc. (Taiwan)	458,000	480,602
Dell Technologies, Inc. (Class C Stock)	93,542	11,088,469
FUJIFILM Holdings Corp. (Japan)	82,300	2,130,494
Hewlett Packard Enterprise Co.	628,506	12,859,233
HP, Inc.	36,899	1,323,567
Logitech International SA (Switzerland)	41,035	3,675,127
MCJ Co. Ltd. (Japan)	52,100	554,625
NetApp, Inc.	6,876	849,255
Pegatron Corp. (Taiwan)	168,000	545,096
Pure Storage, Inc. (Class A Stock)*	1,253	62,951
Quanta Computer, Inc. (Taiwan)	36,000	300,032
Samsung Electronics Co. Ltd. (South Korea)	109,038	5,096,307
Seagate Technology Holdings PLC(a)	3,380	370,211
Super Micro Computer, Inc.*(a)	880	366,432
Western Digital Corp.*	14,959	1,021,550
Wiwynn Corp. (Taiwan)	17,213	932,950
Xiaomi Corp. (China) (Class B Stock), 144A*	55,400	156,045
		443,209,292
Textiles, Apparel & Luxury Goods — 0.6%
adidas AG (Germany)	67,039	17,764,440
ANTA Sports Products Ltd. (China)	24,200	286,476
Asics Corp. (Japan)	155,200	3,260,463
Birkenstock Holding PLC (Luxembourg)*	572	28,194
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
Bosideng International Holdings Ltd. (China)	1,416,000	$805,469
Brunello Cucinelli SpA (Italy)	36,420	3,931,908
Capri Holdings Ltd.*	3,415	144,933
Carter’s, Inc.(a)	1,106	71,868
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	30,227	4,800,177
Columbia Sportswear Co.(a)	1,092	90,843
Crocs, Inc.*(a)	8,250	1,194,682
Deckers Outdoor Corp.*	55,500	8,849,475
G-III Apparel Group Ltd.*	113,408	3,461,212
Hermes International SCA (France)	3,927	9,669,675
Kontoor Brands, Inc.(a)	18,568	1,518,491
LPP SA (Poland)	123	504,167
Lululemon Athletica, Inc.*	2,015	546,770
LVMH Moet Hennessy Louis Vuitton SE (France)	20,867	16,002,404
Moncler SpA (Italy)	36,945	2,348,841
NIKE, Inc. (Class B Stock)	33,755	2,983,942
On Holding AG (Switzerland) (Class A Stock)*(a)	9,554	479,133
Pandora A/S (Denmark)	14,733	2,428,265
Puma SE (Germany)	14,952	625,234
PVH Corp.(a)	14,724	1,484,621
Ralph Lauren Corp.	25,427	4,929,532
Skechers USA, Inc. (Class A Stock)*	3,638	243,455
Tapestry, Inc.	10,495	493,055
Under Armour, Inc. (Class A Stock)*	5,815	51,812
Under Armour, Inc. (Class C Stock)*	6,224	52,033
VF Corp.(a)	10,577	211,011
Wolverine World Wide, Inc.	79,900	1,391,858
		90,654,439
Tobacco — 0.3%
Altria Group, Inc.	218,897	11,172,503
British American Tobacco PLC (United Kingdom)	180,385	6,576,491
Imperial Brands PLC (United Kingdom)	176,974	5,148,009
Japan Tobacco, Inc. (Japan)	127,600	3,720,657
KT&G Corp. (South Korea)	9,780	810,800
Philip Morris International, Inc.	93,078	11,299,669
Scandinavian Tobacco Group A/S (Denmark), 144A	145,934	2,240,260
Turning Point Brands, Inc.	31,200	1,346,280
Universal Corp.	21,800	1,157,798
		43,472,467
Trading Companies & Distributors — 0.3%
AddTech AB (Sweden) (Class B Stock)	9,504	284,921
AerCap Holdings NV (Ireland)	36,800	3,485,696
Air Lease Corp.	3,168	143,479
Beacon Roofing Supply, Inc.*	7,900	682,797
Bunzl PLC (United Kingdom)	25,954	1,229,156
Core & Main, Inc. (Class A Stock)*	1,877	83,339
Fastenal Co.	12,760	911,319
Ferguson Enterprises, Inc.	19,580	3,888,001
GMS, Inc.*	17,800	1,612,146
Herc Holdings, Inc.	14,267	2,274,588

A24

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value
Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
Hudson Technologies, Inc.*	26,700	$222,678
ITOCHU Corp. (Japan)	64,400	3,470,844
Marubeni Corp. (Japan)	24,800	409,742
Mitsubishi Corp. (Japan)	174,800	3,632,318
Mitsui & Co. Ltd. (Japan)	299,300	6,693,557
MRC Global, Inc.*	99,300	1,265,082
MSC Industrial Direct Co., Inc. (Class A Stock)	1,402	120,656
Rexel SA (France)	35,243	1,021,578
SiteOne Landscape Supply, Inc.*	916	138,234
Toyota Tsusho Corp. (Japan)	70,800	1,294,487
United Rentals, Inc.	8,301	6,721,569
W.W. Grainger, Inc.	882	916,230
Watsco, Inc.(a)	4,896	2,408,244
WESCO International, Inc.	9,599	1,612,440
		44,523,101
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	18,754	4,119,796
Aeroports de Paris SA (France)	4,800	616,452
Auckland International Airport Ltd. (New Zealand)	66,804	317,031
Grupo Aeroportuario del Pacifico SAB de CV (Mexico) (Class B Stock)	29,794	516,379
International Container Terminal Services, Inc. (Philippines)	6,380	46,235
Promotora y Operadora de Infraestructura SAB de CV (Mexico)	4,355	41,285
Transurban Group (Australia), UTS	273,099	2,467,472
		8,124,650
Water Utilities — 0.0%
American Water Works Co., Inc.	8,958	1,310,018
California Water Service Group	38,400	2,082,048
Essential Utilities, Inc.	7,392	285,109
Guangdong Investment Ltd. (China)	16,000	10,688
		3,687,863
Wireless Telecommunication Services — 0.2%
Etihad Etisalat Co. (Saudi Arabia)	18,344	251,731
Intouch Holdings PCL (Thailand)	19,800	56,741
KDDI Corp. (Japan)	151,600	4,856,886
Mobile Telecommunications Co. KSCP (Kuwait)	13,296	20,696
SK Telecom Co. Ltd. (South Korea)	31,196	1,328,490
SoftBank Corp. (Japan)	928,000	1,211,588
SoftBank Group Corp. (Japan)	33,100	1,963,367
Spok Holdings, Inc.	26,400	397,584
Tele2 AB (Sweden) (Class B Stock)	81,637	923,378
Telephone & Data Systems, Inc.	79,600	1,850,700
T-Mobile US, Inc.	63,737	13,152,767
Vodafone Group PLC (United Kingdom)	2,900,006	2,906,380
	Shares	Value
Common Stocks (continued)
Wireless Telecommunication Services (cont’d.)
Vodafone Qatar QSC (Qatar)	36,915	$19,061
		28,939,369

Total Common Stocks (cost $7,217,295,721)		9,148,013,338
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	3,686	305,891
Hyundai Motor Co. (South Korea) (2nd PRFC)	186	25,005
Hyundai Motor Co. (South Korea) (PRFC)	172	22,374
Porsche Automobil Holding SE (Germany) (PRFC)	21,513	985,662
		1,338,932
Banks — 0.0%
Banco ABC Brasil SA (Brazil) (PRFC)	4,500	18,074
Banco Bradesco SA (Brazil) (PRFC)	28,800	78,031
Bancolombia SA (Colombia) (PRFC)	125,465	989,748
Itau Unibanco Holding SA (Brazil) (PRFC)	63,100	420,342
		1,506,195
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 03/15/26(a)(oo)	50,000	1,233,500
Electric Utilities — 0.0%
Cia Energetica de Minas Gerais (Brazil) (PRFC)	328,338	690,103
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	32,827	3,085,732
Metals & Mining — 0.1%
Gerdau SA (Brazil) (PRFC)	1,151,368	4,045,227
Metalurgica Gerdau SA (Brazil) (PRFC)	14,400	28,786
		4,074,013
Oil, Gas & Consumable Fuels — 0.0%
Petroleo Brasileiro SA (Brazil) (PRFC)	210,900	1,396,786
Surgutneftegas PJSC (Russia) (PRFC)^	144,000	—
		1,396,786
Technology Hardware, Storage & Peripherals — 0.0%
Samsung Electronics Co. Ltd. (South Korea) (PRFC)	11,334	440,177

Total Preferred Stocks (cost $13,466,640)		13,765,438
Unaffiliated Exchange-Traded Funds — 8.5%
Dimensional US Equity Market ETF	2,900,000	180,380,000
iShares Core MSCI EAFE ETF	2,789,850	217,747,793
iShares Core S&P 500 ETF	915,027	527,805,874

A25

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
iShares Core U.S. Aggregate Bond ETF	3,324,968	$336,719,509
iShares MSCI EAFE ETF(a)	300,100	25,097,363
iShares MSCI Emerging Markets ETF(a)	3,000	137,580
iShares Russell 1000 Value ETF	21,500	4,080,700

Total Unaffiliated Exchange-Traded Funds (cost $1,197,950,886)		1,291,968,819

Units
Warrants* — 0.0%
Software
Constellation Software, Inc. (Canada), expiring 03/31/40^	200	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 3.8%
Automobiles — 0.1%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-03A, Class A, 144A
5.230%	12/20/30	1,300	1,334,091
Bayview Opportunity Master Fund VII Trust,
Series 2024-SN01, Class B, 144A
5.670%	08/15/28	500	507,335
Enterprise Fleet Financing LLC,
Series 2023-02, Class A2, 144A
5.560%	04/22/30	1,296	1,308,110
Series 2024-01, Class A2, 144A
5.230%	03/20/30	1,500	1,514,319
Exeter Automobile Receivables Trust,
Series 2021-03A, Class D
1.550%	06/15/27	2,000	1,936,339
Ford Credit Auto Owner Trust,
Series 2023-02, Class D, 144A
6.600%	02/15/36	900	932,371
Ford Credit Floorplan Master Owner Trust,
Series 2023-01, Class A1, 144A
4.920%	05/15/28	1,700	1,716,944
JPMorgan Chase Bank NA,
Series 2021-02, Class E, 144A
2.280%	12/26/28	13	12,813
Series 2021-03, Class D, 144A
1.009%	02/26/29	27	26,710
Santander Bank Auto Credit-Linked Notes,
Series 2022-A, Class C, 144A
7.375%	05/15/32	68	68,086
Series 2022-C, Class E, 144A
11.366%	12/15/32	79	80,760
Santander Bank NA,
Series 2021-01A, Class C, 144A
3.268%	12/15/31	27	27,456
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Santander Drive Auto Receivables Trust,
Series 2023-06, Class B
5.980%	04/16/29		500	$516,089
Series 2023-06, Class C
6.400%	03/17/31		100	105,209
World Omni Select Auto Trust,
Series 2021-A, Class D
1.440%	11/15/27		600	579,228
				10,665,860
Collateralized Loan Obligations — 3.7%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2016-08A, Class AR2A, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.725%(c)	10/27/34		10,500	10,510,477
Apex Credit CLO LLC (Cayman Islands),
Series 2021-02A, Class A1A, 144A, 3 Month SOFR + 1.492% (Cap N/A, Floor 1.230%)
6.774%(c)	10/20/34		13,250	13,253,786
Apidos CLO Ltd. (United Kingdom),
Series 2023-44A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.279%(c)	04/26/35		15,500	15,500,000
Ares European CLO DAC (Ireland),
Series 2013-06A, Class B1RR, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
4.935%(c)	04/15/30	EUR	2,000	2,220,518
Bain Capital Euro CLO DAC (Ireland),
Series 2020-01A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.788%(c)	01/24/33	EUR	3,922	4,370,372
Barings CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)
6.644%(c)	01/20/34		17,200	17,323,747
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2024-03A, Class B, 144A, 3 Month SOFR + 2.200% (Cap N/A, Floor 2.200%)
7.524%(c)	04/20/37		7,500	7,582,148
Battalion CLO Ltd. (Cayman Islands),
Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)
6.433%(c)	05/17/31		1,930	1,937,050
Series 2021-21A, Class A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.743%(c)	07/15/34		4,000	4,001,752
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.510%(c)	08/20/32		6,050	6,054,152
CarVal CLO Ltd. (Cayman Islands),
Series 2021-01A, Class A1A, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	07/20/34		6,000	6,004,342

A26

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
CBAM Ltd. (Cayman Islands),
Series 2019-11RA, Class A1, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.724%(c)	01/20/35		10,125	$10,126,996
Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)
6.724%(c)	07/20/34		8,250	8,255,800
CIFC European Funding CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.735%(c)	01/15/34	EUR	5,250	5,844,125
CIFC Funding Ltd. (Cayman Islands),
Series 2015-04A, Class A1A2, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)
6.614%(c)	04/20/34		4,540	4,551,372
Series 2021-05A, Class A, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.402%)
6.703%(c)	07/15/34		9,000	9,005,070
Clover CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.362%)
6.646%(c)	10/25/33		11,250	11,264,389
Columbia Cent CLO Ltd. (Cayman Islands),
Series 2021-31A, Class A1, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)
6.744%(c)	04/20/34		2,275	2,275,307
CQS US CLO Ltd. (United Kingdom),
Series 2023-03A, Class A1, 144A, 3 Month SOFR + 1.890% (Cap N/A, Floor 1.890%)
7.175%(c)	01/25/37		12,000	12,071,822
CVC Cordatus Loan Fund DAC (Ireland),
Series 07A, Class ARR, 144A, 3 Month EURIBOR + 0.630% (Cap N/A, Floor 0.630%)
4.111%(c)	09/15/31	EUR	4,851	5,374,244
Series 21A, Class A1, 144A, 3 Month EURIBOR + 0.960% (Cap N/A, Floor 0.960%)
4.415%(c)	09/22/34	EUR	2,500	2,776,988
Elevation CLO Ltd. (Cayman Islands),
Series 2018-03A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.756%(c)	01/25/35		17,500	17,515,382
Series 2021-12A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.902%(c)	04/20/37		15,000	15,058,212
Elmwood CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.412%)
6.694%(c)	04/20/34		6,000	6,013,168
Series 2024-05A, Class AR1, 144A, 3 Month SOFR + 1.520% (Cap N/A, Floor 1.520%)
6.841%(c)	04/20/37		20,000	20,040,170
Fidelity Grand Harbour CLO DAC (Ireland),
Series 2021-01A, Class A, 144A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.685%(c)	10/15/34	EUR	8,500	9,444,865
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Generate CLO Ltd. (Cayman Islands),
Series 07A, Class A1R, 144A, 3 Month SOFR + 1.620% (Cap N/A, Floor 1.620%)
6.902%(c)	04/22/37		12,500	$12,548,614
Greywolf CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1SR, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.140%)
6.701%(c)	04/15/34		10,000	10,005,066
Series 2018-02A, Class A1, 144A, 3 Month SOFR + 1.440% (Cap N/A, Floor 1.440%)
6.722%(c)	10/20/31		5,546	5,548,221
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
6.832%(c)	04/15/33		19,000	19,020,936
Grosvenor Place CLO DAC (Ireland),
Series 2022-01A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.141%(c)	05/24/38	EUR	11,500	12,876,496
Hayfin Emerald CLO DAC (Ireland),
Series 05A, Class A, 144A, 3 Month EURIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.649%(c)	11/17/32	EUR	13,420	14,945,142
ICG Euro CLO DAC (Ireland),
Series 2023-02A, Class A1, 144A, 3 Month EURIBOR + 1.730% (Cap N/A, Floor 1.730%)
5.428%(c)	01/26/38	EUR	16,000	17,938,993
ICG Rhinebeck CLO Ltd. (Cayman Islands),
Series 2021-04A, Class A1, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.751%(c)	10/26/34		1,500	1,500,136
Invesco Euro CLO DAC (Ireland),
Series 01A, Class A1R, 144A, 3 Month EURIBOR + 0.650% (Cap N/A, Floor 0.650%)
4.335%(c)	07/15/31	EUR	9,000	9,947,955
LCM Ltd. (Cayman Islands),
Series 34A, Class A1, 144A, 3 Month SOFR + 1.432% (Cap N/A, Floor 1.170%)
6.714%(c)	10/20/34		4,500	4,501,252
Madison Park Funding Ltd. (Cayman Islands),
Series 2016-21A, Class AARR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.342%)
6.643%(c)	10/15/32		10,500	10,503,706
Series 2019-34A, Class A1R, 144A, 3 Month SOFR + 1.370% (Cap N/A, Floor 1.370%)
6.478%(c)	10/16/37		20,100	20,190,450
Monument CLO DAC (Ireland),
Series 01A, Class A, 144A, 3 Month EURIBOR + 1.590% (Cap N/A, Floor 1.590%)
5.332%(c)	05/15/37	EUR	20,000	22,359,882
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
6.566%(c)	10/12/30		4,049	4,050,650
OFSI BSL CLO Ltd. (Cayman Islands),
Series 2024-13A, Class B, 144A, 3 Month SOFR + 2.250% (Cap N/A, Floor 2.250%)
7.571%(c)	04/20/37		7,250	7,300,186

A27

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class AR, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.285%(c)	01/15/38	EUR	10,500	$11,744,595
Rad CLO Ltd. (Cayman Islands),
Series 2023-19A, Class A1, 144A, 3 Month SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.282%(c)	04/20/35		10,250	10,322,918
Regatta Funding Ltd. (Cayman Islands),
Series 2017-01A, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.550%)
6.875%(c)	04/17/37		22,000	22,056,872
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1R, 144A, 3 Month SOFR + 1.790% (Cap N/A, Floor 1.790%)
7.072%(c)	01/20/37		14,750	14,838,116
St. Paul’s CLO DAC (Ireland),
Series 04A, Class ARR1, 144A, 3 Month EURIBOR + 0.830% (Cap N/A, Floor 0.830%)
4.515%(c)	04/25/30	EUR	4,884	5,428,227
TCW CLO Ltd. (Cayman Islands),
Series 2020-01A, Class A1RR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)
6.704%(c)	04/20/34		2,100	2,102,217
Series 2021-02A, Class AS, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)
6.726%(c)	07/25/34		5,150	5,151,872
Telos CLO Ltd. (Cayman Islands),
Series 2013-04A, Class AR, 144A, 3 Month SOFR + 1.502% (Cap N/A, Floor 0.000%)
6.787%(c)	01/17/30		2,501	2,503,174
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
7.152%(c)	01/20/36		11,350	11,431,694
Toro European CLO DAC (Ireland),
Series 09A, Class A, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
5.544%(c)	04/15/37	EUR	12,000	13,448,210
Trinitas CLO Ltd. (Bermuda),
Series 2023-26A, Class A1, 144A, 3 Month SOFR + 1.690% (Cap N/A, Floor 1.690%)
6.972%(c)	01/20/35		5,800	5,809,720
Trinitas Euro CLO DAC (Ireland),
Series 06A, Class A, 144A, 3 Month EURIBOR + 1.600% (Cap N/A, Floor 1.600%)
5.429%(c)	04/15/37	EUR	10,000	11,188,315
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.754%(c)	10/20/34		12,000	12,006,055
Voya Euro CLO DAC (Ireland),
Series 04A, Class AR, 144A, 3 Month EURIBOR + 0.970% (Cap N/A, Floor 0.970%)
4.655%(c)	10/15/34	EUR	10,000	11,103,669
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)
6.664%(c)	07/20/32		13,600	$13,620,411
Wind River CLO Ltd. (Cayman Islands),
Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)
6.773%(c)	10/15/34		3,750	3,751,279
Zais CLO Ltd. (Cayman Islands),
Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)
6.853%(c)	04/15/30		1,266	1,267,493
				559,388,776
Consumer Loans — 0.0%
Fairstone Financial Issuance Trust (Canada),
Series 2020-01A, Class A, 144A
2.509%	10/20/39	CAD	102	74,673
OneMain Financial Issuance Trust,
Series 2023-01A, Class A, 144A
5.500%	06/14/38		3,000	3,110,498
Series 2023-02A, Class C, 144A
6.740%	09/15/36		400	419,793
Series 2023-02A, Class D, 144A
7.520%	09/15/36		400	421,639
				4,026,603
Credit Cards — 0.0%
NewDay Funding (United Kingdom),
Series 2024-01A, Class A, 144A, SONIA + 1.180% (Cap N/A, Floor 0.000%)
6.139%(c)	03/15/32	GBP	2,000	2,686,777
NewDay Funding Master Issuer PLC (United Kingdom),
Series 2024-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
5.859%(c)	07/15/32	GBP	800	1,070,478
				3,757,255
Home Equity Loans — 0.0%
CDC Mortgage Capital Trust,
Series 2003-HE01, Class M1, 1 Month SOFR + 1.464% (Cap N/A, Floor 1.350%)
6.319%(c)	08/25/33		64	63,469
Home Equity Asset Trust,
Series 2002-05, Class M1, 1 Month SOFR + 1.814% (Cap N/A, Floor 1.700%)
6.669%(c)	05/25/33		518	513,607
JPMorgan Mortgage Trust,
Series 2023-HE02, Class A1, 144A, 30 Day Average SOFR + 1.700% (Cap N/A, Floor 0.000%)
7.045%(c)	03/25/54		123	123,947
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2003-HE03, Class M1, 1 Month SOFR + 1.134% (Cap N/A, Floor 1.020%)
5.989%(c)	10/25/33		22	22,218

A28

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
RCKT Mortgage Trust,
Series 2024-CES01, Class A1A, 144A
6.025%(cc)	02/25/44	893	$902,593
Series 2024-CES03, Class A1A, 144A
6.591%(cc)	05/25/44	1,877	1,910,056
Towd Point HE Trust,
Series 2023-01, Class A1A, 144A
6.875%	02/25/63	199	198,760
Towd Point Mortgage Trust,
Series 2024-CES02, Class A1A, 144A
6.125%(cc)	02/25/64	89	89,466
			3,824,116
Other — 0.0%
GoodLeap Sustainable Home Solutions Trust,
Series 2023-03C, Class A, 144A
6.500%	07/20/55	447	464,325
Residential Mortgage-Backed Securities — 0.0%
Bear Stearns Asset-Backed Securities Trust,
Series 2004-SD02, Class A1
5.945%(cc)	03/25/44	283	281,326

Total Asset-Backed Securities (cost $581,433,848)			582,408,261
Commercial Mortgage-Backed Securities — 0.3%
Benchmark Mortgage Trust,
Series 2024-V09, Class A3
5.602%	08/15/57	2,900	3,016,395
BMO Mortgage Trust,
Series 2024-5C6, Class A3
5.316%	09/15/57	3,400	3,500,339
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A3
2.752%	01/15/53	6,800	6,195,313
CSAIL Commercial Mortgage Trust,
Series 2015-C02, Class A3
3.231%	06/15/57	3,969	3,950,200
FHLMC Multifamily Structured Pass-Through Certificates,
Series K052, Class X1, IO
0.753%(cc)	11/25/25	45,371	262,443
Series K055, Class X1, IO
1.461%(cc)	03/25/26	28,585	475,773
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-AON, Class E, 144A
4.767%(cc)	07/05/31	5,200	2,116,402
Series 2022-ACB, Class D, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.242%(c)	03/15/39	750	740,625
Series 2022-ACB, Class E, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 3.350%)
8.692%(c)	03/15/39	1,950	1,893,019
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A4, 144A
3.551%	07/12/50	8,050	7,819,895
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
ONE Mortgage Trust,
Series 2021-PARK, Class D, 144A, 1 Month SOFR + 1.614% (Cap N/A, Floor 1.500%)
6.711%(c)	03/15/36		300	$284,437
OPG Trust,
Series 2021-PORT, Class F, 144A, 1 Month SOFR + 2.062% (Cap N/A, Floor 1.948%)
7.159%(c)	10/15/36		3,542	3,497,112
Taurus DAC (United Kingdom),
Series 2021-UK4A, Class C, 144A, SONIA + 1.750% (Cap N/A, Floor 1.750%)
6.730%(c)	08/17/31	GBP	737	983,006
Series 2021-UK4A, Class D, 144A, SONIA + 2.100% (Cap N/A, Floor 2.100%)
7.080%(c)	08/17/31	GBP	671	888,654
Wells Fargo Commercial Mortgage Trust,
Series 2015-LC20, Class A4
2.925%	04/15/50		1,255	1,248,770
Series 2021-FCMT, Class B, 144A, 1 Month SOFR + 1.964% (Cap N/A, Floor 1.850%)
7.061%(c)	05/15/31		300	292,500
Series 2021-FCMT, Class C, 144A, 1 Month SOFR + 2.514% (Cap N/A, Floor 2.400%)
7.611%(c)	05/15/31		200	194,813
Series 2021-FCMT, Class D, 144A, 1 Month SOFR + 3.614% (Cap N/A, Floor 3.500%)
8.711%(c)	05/15/31		300	291,999
Series 2024-5C1, Class A3
5.928%	07/15/57		3,200	3,376,018

Total Commercial Mortgage-Backed Securities (cost $45,259,519)				41,027,713
Corporate Bonds — 3.1%
Aerospace & Defense — 0.0%
Boeing Co. (The),
Sr. Unsec’d. Notes
3.950%	08/01/59		655	447,365
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.000%	02/15/28		1,350	1,359,193
7.125%	06/15/26		628	637,232
7.500%	02/01/29(a)		1,025	1,081,764
7.875%	04/15/27		883	884,104
				4,409,658
Agriculture — 0.0%
British American Tobacco PLC (United Kingdom),
Jr. Sub. Notes, Series 5.25
3.000%(ff)	09/27/26(oo)	EUR	500	540,546
Vector Group Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	02/01/29		2,150	2,181,278
				2,721,824

A29

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29(a)		1,000	$995,150
Southwest Airlines Co.,
Sr. Unsec’d. Notes
5.125%	06/15/27		490	498,416
U.S. Airways 2013-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.950%	05/15/27		993	980,050
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		1,660	1,634,991
4.625%	04/15/29(a)		360	347,828
				4,456,435
Apparel — 0.0%
Wolverine World Wide, Inc.,
Gtd. Notes, 144A
4.000%	08/15/29		480	423,610
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		700	580,054
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		675	626,164
4.950%	05/28/27(a)		720	717,949
5.850%	05/17/27		1,140	1,160,917
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
3.600%	06/21/30		1,995	1,861,181
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.550%	09/26/29		690	688,494
Volkswagen Bank GmbH (Germany),
Sr. Non-Preferred Notes, EMTN
4.625%	05/03/31	EUR	2,500	2,885,457
Volkswagen International Finance NV (Germany),
Gtd. Notes
3.875%(ff)	06/14/27(oo)	EUR	1,500	1,612,787
				10,133,003
Auto Parts & Equipment — 0.1%
American Axle & Manufacturing, Inc.,
Gtd. Notes
6.500%	04/01/27(a)		1,125	1,128,722
Dana, Inc.,
Sr. Unsec’d. Notes
4.500%	02/15/32		900	797,936
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		490	506,736
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Parts & Equipment (cont’d.)
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		3,350	$3,095,360
				5,528,754
Banks — 0.6%
ABN AMRO Bank NV (Netherlands),
Sr. Non-Preferred Notes, 144A, MTN
6.575%(ff)	10/13/26		1,900	1,934,083
Agence Francaise de Developpement EPIC (France),
Sr. Unsec’d. Notes
3.000%	01/17/34	EUR	600	664,108
Sr. Unsec’d. Notes, EMTN
0.500%	05/25/30	EUR	500	490,136
Agricultural Development Bank of China (China),
Sr. Unsec’d. Notes
3.800%	10/27/30	CNH	19,000	2,912,226
Banco Santander SA (Spain),
Sr. Non-Preferred Notes
3.800%	02/23/28(a)		1,200	1,174,008
5.147%	08/18/25		1,200	1,203,552
Bangko Sentral ng Pilipinas International Bond (Philippines),
Sr. Unsec’d. Notes, Series A
8.600%	06/15/27		1,000	1,072,070
Bank Gospodarstwa Krajowego (Poland),
Gov’t. Gtd. Notes, EMTN
0.375%	10/13/28	EUR	200	200,993
3.000%	05/30/29	EUR	300	335,364
4.000%	09/08/27	EUR	1,800	2,052,960
Bank of America Corp.,
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		770	674,884
2.687%(ff)	04/22/32		1,700	1,515,712
Barclays Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.500%	01/28/33	MXN	25,000	550,344
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
2.159%(ff)	09/15/29		3,210	2,922,555
Sub. Notes, EMTN
2.500%(ff)	03/31/32	EUR	1,500	1,618,304
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
5.750%	05/05/26(a)		2,000	2,024,899
5.875%	04/30/29		2,600	2,724,035
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		2,600	2,585,050
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		1,070	940,704
2.572%(ff)	06/03/31		2,705	2,431,999
Sub. Notes
4.125%	07/25/28		485	480,714
5.827%(ff)	02/13/35		315	328,702

A30

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Comerica, Inc.,
Sr. Unsec’d. Notes
5.982%(ff)	01/30/30		622	$641,071
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		500	531,059
Sr. Non-Preferred Notes, 144A, MTN
1.907%(ff)	06/16/26		2,110	2,064,713
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
2.552%(ff)	01/07/28		1,170	1,113,475
Sub. Notes
3.742%(ff)	01/07/33		4,890	4,279,424
Sub. Notes, EMTN
3.662%(ff)	04/10/25	CNH	2,000	286,241
Discover Bank,
Sr. Unsec’d. Notes
3.450%	07/27/26		695	680,569
Emirates NBD Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes
6.100%	02/21/33	AUD	1,500	1,091,054
Sr. Unsec’d. Notes, EMTN
4.050%	09/24/25	CNH	3,100	450,045
Sr. Unsec’d. Notes, MTN
4.750%	02/09/28	AUD	800	552,676
First Abu Dhabi Bank PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN
0.125%	02/16/26	EUR	2,500	2,658,731
0.875%	12/09/25	GBP	1,000	1,271,099
1.625%	04/07/27	EUR	290	309,995
Freedom Mortgage Corp.,
Sr. Unsec’d. Notes, 144A
12.000%	10/01/28		350	382,588
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(a)(oo)		1,950	1,850,107
Jr. Sub. Notes, Series V
4.125%(ff)	11/10/26(a)(oo)		1,075	1,028,986
Sr. Unsec’d. Notes
1.542%(ff)	09/10/27		2,680	2,540,213
2.615%(ff)	04/22/32		2,550	2,252,070
3.500%	04/01/25		295	293,031
Huntington Bancshares, Inc.,
Sr. Unsec’d. Notes
6.208%(ff)	08/21/29		400	423,127
Intesa Sanpaolo SpA (Italy),
Sub. Notes, 144A
4.198%(ff)	06/01/32		1,000	890,592
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series HH
4.600%(ff)	02/01/25(oo)		2,090	2,077,238
Sr. Unsec’d. Notes
1.953%(ff)	02/04/32		495	425,103
2.580%(ff)	04/22/32(a)		120	107,007
3.509%(ff)	01/23/29		185	180,632
5.012%(ff)	01/23/30(a)		1,850	1,897,399
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Lloyds Bank PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		200	$138,194
MFB Magyar Fejlesztesi Bank Zrt (Hungary),
Gov’t. Gtd. Notes
1.375%	06/24/25	EUR	1,200	1,312,404
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
6.025%(ff)	08/28/29	AUD	1,000	720,324
Morgan Stanley,
Sr. Unsec’d. Notes
0.406%(ff)	10/29/27	EUR	900	950,511
1.593%(ff)	05/04/27		1,455	1,392,644
5.173%(ff)	01/16/30		1,120	1,154,438
Sr. Unsec’d. Notes, EMTN
0.000%(cc)	04/02/32		1,600	1,074,000
3.955%(ff)	03/21/35	EUR	1,300	1,487,078
Sr. Unsec’d. Notes, GMTN
2.699%(ff)	01/22/31		2,475	2,267,518
Sr. Unsec’d. Notes, MTN
2.511%(ff)	10/20/32		220	192,082
5.250%(ff)	04/21/34(a)		155	160,118
QNB Finance Ltd. (Qatar),
Gtd. Notes, EMTN
3.150%	02/04/26	CNH	1,000	143,726
4.000%	03/14/27	CNH	2,000	294,567
Gtd. Notes, MTN
4.900%	02/01/28	AUD	100	69,054
Societe Generale SA (France),
Gtd. Notes, 144A
2.797%(ff)	01/19/28		2,465	2,351,161
Sr. Non-Preferred Notes, 144A
2.889%(ff)	06/09/32		345	298,490
3.337%(ff)	01/21/33(a)		590	518,859
Sr. Non-Preferred Notes, EMTN
3.550%	06/16/29	CNH	5,000	715,196
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
5.435%(ff)	01/24/30		740	766,041
5.867%(ff)	06/08/34		210	223,334
7.161%(ff)	10/30/29		640	701,896
U.S. Bancorp,
Jr. Sub. Notes
3.700%(ff)	01/15/27(a)(oo)		2,600	2,392,821
UBS AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
3.550%	05/27/31	CNH	5,000	732,679
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
2.193%(ff)	06/05/26		1,275	1,252,688
UniCredit SpA (Italy),
Sr. Preferred Notes, 144A
1.982%(ff)	06/03/27(a)		1,220	1,165,424
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
2.572%(ff)	02/11/31		2,280	2,070,583

A31

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
5.198%(ff)	01/23/30		1,485	$1,530,906
				87,192,383
Beverages — 0.0%
Molson Coors Beverage Co.,
Gtd. Notes
3.800%	06/15/32	EUR	2,900	3,318,846
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
5.250%	03/02/30(a)		955	995,912
Building Materials — 0.0%
Carrier Global Corp.,
Sr. Unsec’d. Notes
4.375%	05/29/25	EUR	1,000	1,119,768
4.500%	11/29/32	EUR	600	719,952
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		1,100	1,076,835
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		600	567,135
4.750%	01/15/28		1,725	1,689,616
				5,173,306
Chemicals — 0.0%
FMC Corp.,
Sr. Unsec’d. Notes
5.150%	05/18/26		710	716,985
Commercial Services — 0.1%
Adif Alta Velocidad (Spain),
Sr. Unsec’d. Notes, EMTN
3.250%	05/31/29	EUR	1,100	1,242,559
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Unsec’d. Notes, 144A
6.000%	06/01/29		1,575	1,404,300
Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 Sarl,
Sr. Sec’d. Notes, 144A
4.625%	06/01/28		940	881,626
4.625%	06/01/28		585	546,975
APi Group DE, Inc.,
Gtd. Notes, 144A
4.125%	07/15/29		1,950	1,835,086
Ayvens SA (France),
Sr. Preferred Notes
3.875%	01/24/28	EUR	1,400	1,586,077
Boost Newco Borrower LLC,
Sr. Sec’d. Notes, 144A
7.500%	01/15/31		300	321,814
Central Nippon Expressway Co. Ltd. (Japan),
Sr. Unsec’d. Notes
0.886%	09/29/25		2,200	2,123,418
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Commercial Services (cont’d.)
DP World Ltd. (United Arab Emirates),
Sr. Unsec’d. Notes
2.375%	09/25/26	EUR	1,300	$1,418,602
4.250%	09/25/30	GBP	800	1,018,756
Equifax, Inc.,
Sr. Unsec’d. Notes
2.350%	09/15/31(a)		850	738,053
Freeport Terminal Malta PLC (Malta),
Gov’t. Gtd. Notes, 144A
7.250%	05/15/28		1,800	1,945,818
Leasys SpA (Italy),
Sr. Unsec’d. Notes, EMTN
4.500%	07/26/26	EUR	1,464	1,669,258
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32(a)		325	296,584
4.875%	01/15/28(a)		1,600	1,589,646
5.250%	01/15/30		707	707,496
				19,326,068
Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		2,150	2,097,768
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		761	837,798
				2,935,566
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes, 3 Month SOFR + (0.038)%
4.908%(c)	12/15/54		200	197,699
Distribution/Wholesale — 0.0%
H&E Equipment Services, Inc.,
Gtd. Notes, 144A
3.875%	12/15/28		2,700	2,533,607
Diversified Financial Services — 0.1%
Discover Financial Services,
Sr. Unsec’d. Notes
3.750%	03/04/25		575	570,806
Greystone Commercial Capital Trust,
Sr. Unsec’d. Notes, Series A, 144A, 1 Month LIBOR + 2.270% (original cost $2,797,025; purchased 05/18/21)(f)
7.467%(c)	05/31/25^(d)		2,797	2,489,352
Intercontinental Exchange, Inc.,
Sr. Unsec’d. Notes
5.250%	06/15/31		640	673,554
Jefferies Financial Group, Inc.,
Sr. Unsec’d. Notes
2.625%	10/15/31		1,625	1,409,578
LPL Holdings, Inc.,
Gtd. Notes
5.700%	05/20/27		320	327,194

A32

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.750%	11/15/31		1,300	$1,273,744
6.000%	01/15/27		915	914,885
Nomura International Funding Pte Ltd. (Japan),
Gtd. Notes, EMTN
3.130%	01/07/31	CNH	5,000	719,192
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		2,075	1,924,563
Ontario Teachers’ Finance Trust (Canada),
Gtd. Notes, EMTN
0.100%	05/19/28	EUR	300	305,624
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
7.875%	12/15/29		860	916,516
Power Finance Corp. Ltd. (India),
Sr. Unsec’d. Notes, GMTN
1.841%	09/21/28	EUR	1,900	1,946,865
Power Sector Assets & Liabilities Management Corp. (Philippines),
Gov’t. Gtd. Notes
9.625%	05/15/28		850	983,416
				14,455,289
Electric — 0.3%
Bulgarian Energy Holding EAD (Bulgaria),
Sr. Unsec’d. Notes
2.450%	07/22/28	EUR	1,200	1,221,404
Caledonia Generating LLC,
Sr. Sec’d. Notes, 144A
1.950%	02/28/34		227	194,242
Calpine Corp.,
Sr. Sec’d. Notes, 144A
3.750%	03/01/31		1,500	1,388,833
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		470	453,909
5.000%	02/01/31		2,600	2,517,978
5.125%	03/15/28		1,425	1,404,254
CEZ A/S (Czech Republic),
Sr. Unsec’d. Notes, EMTN
0.875%	12/02/26	EUR	1,000	1,060,197
Chile Electricity Lux MPC Sarl (Chile),
Gov’t. Gtd. Notes
6.010%	01/20/33		391	406,665
CMS Energy Corp.,
Jr. Sub. Notes
4.750%(ff)	06/01/50		400	383,423
Comision Federal de Electricidad (Mexico),
Sr. Unsec’d. Notes
5.000%	09/29/36		1,992	1,817,322
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		5,600	5,684,000
Israel Electric Corp. Ltd. (Israel),
Sec’d. Notes, 144A, GMTN
3.750%	02/22/32		1,400	1,225,364
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Sr. Sec’d. Notes
7.875%	12/15/26		2,500	$2,604,925
Johnsonville Aeroderivative Combustion Turbine Generation LLC,
Sr. Sec’d. Notes
5.078%	10/01/54		600	606,169
MVM Energetika Zrt (Hungary),
Sr. Unsec’d. Notes
0.875%	11/18/27	EUR	400	407,204
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		1,750	1,762,832
Gtd. Notes, 144A
3.875%	02/15/32(a)		950	865,904
5.250%	06/15/29		1,550	1,544,908
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		500	563,686
Sr. Sec’d. Notes, 144A
2.000%	12/02/25		160	154,352
2.450%	12/02/27		700	655,891
NTPC Ltd. (India),
Sr. Unsec’d. Notes, EMTN
2.750%	02/01/27	EUR	2,300	2,499,234
Ontario Electricity Financial Corp. (Canada),
Local Gov’t. Gtd. Notes, Series 40
4.062%(s)	04/11/31	CAD	3,500	2,086,698
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara (Indonesia),
Sr. Unsec’d. Notes
1.875%	11/05/31	EUR	1,500	1,425,006
2.875%	10/25/25	EUR	2,000	2,208,907
Puget Energy, Inc.,
Sr. Sec’d. Notes
4.100%	06/15/30		1,515	1,458,696
SCE Recovery Funding LLC,
Sr. Sec’d. Notes, Series A-2
5.112%	12/14/49		120	121,322
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,150	1,174,737
8.000%(ff)	10/15/26(oo)		3,425	3,581,590
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		2,000	2,148,112
Vistra Operations Co. LLC,
Gtd. Notes, 144A
4.375%	05/01/29(a)		1,100	1,065,088
5.000%	07/31/27		2,500	2,483,993
5.625%	02/15/27		1,075	1,073,617
				48,250,462
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
6.375%	03/15/29(a)		515	532,231
6.625%	03/15/32(a)		380	395,634
7.250%	06/15/28(a)		750	767,880
				1,695,745

A33

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electronics — 0.0%
Fortive Corp.,
Sr. Unsec’d. Notes
3.700%	02/13/26	EUR	1,300	$1,461,711
3.700%	08/15/29	EUR	1,300	1,475,791
Honeywell International, Inc.,
Sr. Unsec’d. Notes
3.750%	05/17/32	EUR	1,100	1,265,280
				4,202,782
Engineering & Construction — 0.1%
Cellnex Telecom SA (Spain),
Sr. Unsec’d. Notes, EMTN
1.750%	10/23/30(a)	EUR	2,500	2,542,435
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes
3.875%	04/30/28		1,150	1,101,861
5.500%	07/31/47		600	514,686
Sr. Sec’d. Notes, 144A
3.875%	04/30/28		810	776,093
TopBuild Corp.,
Gtd. Notes, 144A
4.125%	02/15/32		650	598,817
				5,533,892
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29(a)		2,325	2,212,488
Sr. Sec’d. Notes, 144A
6.500%	02/15/32		1,015	1,049,830
7.000%	02/15/30		650	679,171
CCM Merger, Inc.,
Sr. Unsec’d. Notes, 144A
6.375%	05/01/26		925	925,443
International Game Technology PLC,
Sr. Sec’d. Notes, 144A
4.125%	04/15/26		1,200	1,180,500
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		1,525	1,482,107
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp.,
Gtd. Notes, 144A
5.875%	09/01/31		1,150	785,036
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
7.125%	02/15/31(a)		460	497,929
				8,812,504
Environmental Control — 0.0%
GFL Environmental, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	01/15/31(a)		400	418,500
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
5.875%	02/15/28(a)		2,100	2,106,769
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Foods (cont’d.)
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		2,275	$2,182,861
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
8.125%	05/14/30	GBP	6,040	7,980,093
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,900	2,332,035
General Mills, Inc.,
Sr. Unsec’d. Notes
3.650%	10/23/30	EUR	1,900	2,164,196
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30(a)		525	492,460
4.375%	01/31/32		500	463,636
Post Holdings, Inc.,
Gtd. Notes, 144A
5.500%	12/15/29		225	223,394
Sr. Sec’d. Notes, 144A
6.250%	02/15/32		490	504,772
Sr. Unsec’d. Notes, 144A
4.500%	09/15/31		1,147	1,072,338
				19,522,554
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.750%	05/20/27		606	594,891
5.875%	08/20/26		625	622,469
				1,217,360
Healthcare-Products — 0.1%
American Medical Systems Europe BV,
Gtd. Notes
1.625%	03/08/31	EUR	800	814,808
3.375%	03/08/29	EUR	1,200	1,353,880
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		2,695	2,551,389
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		175	171,711
Medtronic, Inc.,
Gtd. Notes
3.650%	10/15/29	EUR	3,800	4,380,303
3.875%	10/15/36	EUR	2,400	2,785,048
Thermo Fisher Scientific, Inc.,
Sr. Unsec’d. Notes, EMTN
1.875%	10/01/49	EUR	1,130	872,313
				12,929,452
Healthcare-Services — 0.0%
Cigna Group (The),
Gtd. Notes
3.400%	03/01/27		10	9,817

A34

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Services (cont’d.)
DaVita, Inc.,
Gtd. Notes, 144A
4.625%	06/01/30		1,275	$1,213,485
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.250%	06/01/29		1,275	1,230,475
4.375%	01/15/30		1,225	1,175,925
6.750%	05/15/31		1,650	1,721,113
				5,350,815
Home Builders — 0.1%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A
4.625%	08/01/29(a)		1,075	1,033,036
Beazer Homes USA, Inc.,
Gtd. Notes
5.875%	10/15/27		125	124,931
7.250%	10/15/29(a)		1,600	1,643,571
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		2,000	1,882,100
Sr. Unsec’d. Notes, 144A
5.000%	06/15/29		1,200	1,140,000
Century Communities, Inc.,
Gtd. Notes
6.750%	06/01/27		2,850	2,874,899
KB Home,
Gtd. Notes
4.000%	06/15/31		1,050	973,174
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		575	565,139
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		5,725	5,453,063
Taylor Morrison Communities, Inc.,
Gtd. Notes, 144A
5.750%	01/15/28		2,350	2,389,362
				18,079,275
Household Products/Wares — 0.0%
Reckitt Benckiser Treasury Services PLC (United Kingdom),
Gtd. Notes, EMTN
3.875%	09/14/33	EUR	1,457	1,675,381
Housewares — 0.0%
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.000%	04/01/31		1,725	1,583,275
Insurance — 0.1%
Corebridge Global Funding,
Sec’d. Notes, 144A
5.200%	06/24/29		1,800	1,856,876
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes
5.625%	08/16/32		2,400	2,482,288
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Insurance (cont’d.)
Helvetia Europe SA (Switzerland),
Gtd. Notes
2.750%(ff)	09/30/41	EUR	1,400	$1,425,322
Sogecap SA (France),
Sub. Notes
6.500%(ff)	05/16/44	EUR	900	1,106,737
Unum Group,
Sr. Unsec’d. Notes
4.125%	06/15/51		570	450,253
				7,321,476
Investment Companies — 0.0%
MDGH GMTN RSC Ltd. (United Arab Emirates),
Gtd. Notes, EMTN
6.875%	03/14/26	GBP	200	274,825
Gtd. Notes, GMTN
0.375%	03/10/27	EUR	2,000	2,076,358
				2,351,183
Leisure Time — 0.0%
Carnival Holdings Bermuda Ltd.,
Gtd. Notes, 144A
10.375%	05/01/28		1,225	1,322,142
NCL Corp. Ltd.,
Gtd. Notes, 144A
5.875%	03/15/26		475	475,000
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		1,000	1,020,000
Royal Caribbean Cruises Ltd.,
Sr. Unsec’d. Notes, 144A
5.500%	08/31/26(a)		950	957,125
5.500%	04/01/28		25	25,226
Viking Cruises Ltd.,
Gtd. Notes, 144A
5.875%	09/15/27		1,475	1,468,451
				5,267,944
Lodging — 0.0%
Marriott International, Inc.,
Sr. Unsec’d. Notes, Series FF
4.625%	06/15/30		220	222,048
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		1,750	1,755,348
6.500%	04/15/32(a)		1,120	1,140,213
Wynn Macau Ltd. (Macau),
Sr. Unsec’d. Notes, 144A
5.500%	01/15/26		1,225	1,216,195
				4,333,804
Machinery-Diversified — 0.0%
Chart Industries, Inc.,
Sr. Sec’d. Notes, 144A
7.500%	01/01/30		225	237,236

A35

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		850	$901,370
				1,138,606
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes
4.500%	05/01/32(a)		1,200	1,037,189
Sr. Unsec’d. Notes, 144A
4.750%	03/01/30		880	808,492
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
5.375%	05/01/47		616	515,855
Cox Communications, Inc.,
Gtd. Notes, 144A
5.450%	09/15/28		900	931,938
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		1,060	753,800
4.125%	12/01/30		350	255,095
5.375%	02/01/28		575	484,082
5.500%	04/15/27		2,200	1,930,809
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		1,000	507,403
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A (original cost $40,500; purchased 01/31/24)(f)
6.625%	08/15/27(d)		600	7,729
Sec’d. Notes, 144A (original cost $853,125; purchased 08/30/22)(f)
5.375%	08/15/26(d)		4,375	51,285
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		3,000	2,011,252
7.375%	07/01/28		425	317,577
7.750%	07/01/26		650	563,782
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		3,150	3,303,632
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		1,330	1,360,214
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	1,600	1,878,575
				16,718,709
Mining — 0.0%
Arsenal AIC Parent LLC,
Unsec’d. Notes, 144A
11.500%	10/01/31		840	949,444
Barrick PD Australia Finance Pty Ltd. (Canada),
Gtd. Notes
5.950%	10/15/39		1,140	1,223,846
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining (cont’d.)
Freeport Indonesia PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.763%	04/14/27		670	$673,350
Hecla Mining Co.,
Gtd. Notes
7.250%	02/15/28		200	204,046
Novelis Corp.,
Gtd. Notes, 144A
3.250%	11/15/26		925	893,960
				3,944,646
Miscellaneous Manufacturing — 0.0%
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
3.250%	05/17/28	EUR	1,800	2,034,518
3.375%	05/17/32	EUR	1,400	1,595,812
				3,630,330
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
4.500%	03/07/28	EUR	1,000	1,166,912
5.000%	01/24/29		700	720,909
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
4.250%	02/07/28	IDR	20,000,000	1,254,227
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, 144A, MTN
3.813%(s)	05/28/37	CAD	2,100	943,066
Inter-American Development Bank (Supranational Bank),
Unsec’d. Notes, MTN
6.750%	07/15/27		700	747,523
				4,832,637
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.,
Gtd. Notes
2.670%	12/01/26		1,085	1,044,921
Oil & Gas — 0.2%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26		275	275,114
9.000%	11/01/27		161	193,049
BP Capital Markets PLC,
Gtd. Notes
4.375%(ff)	06/22/25(oo)		359	355,208
Canadian Natural Resources Ltd. (Canada),
Sr. Unsec’d. Notes
6.450%	06/30/33		735	799,002
Cenovus Energy, Inc. (Canada),
Sr. Unsec’d. Notes
2.650%	01/15/32		140	120,515
3.750%	02/15/52		105	77,231
Chesapeake Energy Corp.,
Gtd. Notes, 144A
5.875%	02/01/29		2,200	2,211,594

A36

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Civitas Resources, Inc.,
Gtd. Notes, 144A
8.375%	07/01/28		450	$470,289
8.625%	11/01/30		225	238,545
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		645	646,911
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A
5.750%	02/01/29		425	413,786
6.000%	02/01/31		425	412,786
Marathon Petroleum Corp.,
Sr. Unsec’d. Notes
6.500%	03/01/41		1,350	1,470,055
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		2,450	2,780,839
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		1,150	1,184,000
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.375%	10/01/29	GBP	1,000	1,277,690
6.625%	01/16/34	GBP	1,100	1,438,056
Gtd. Notes, EMTN
6.250%	12/14/26	GBP	200	267,913
Petroleos Mexicanos (Mexico),
Gtd. Notes
4.750%	02/26/29	EUR	400	412,700
Gtd. Notes, EMTN
2.750%	04/21/27	EUR	800	822,896
4.875%	02/21/28	EUR	2,700	2,870,257
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, EMTN
2.480%	01/28/32		1,000	870,680
Phillips 66 Co.,
Gtd. Notes
3.605%	02/15/25		265	263,458
Southwestern Energy Co.,
Gtd. Notes
5.375%	02/01/29		1,775	1,767,759
				21,640,333
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
6.000%	06/15/29		1,525	1,577,989
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	10/15/28		1,725	1,652,885
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC,
Sr. Sec’d. Notes, 144A
4.000%	10/15/27(a)		475	457,125
				3,687,999
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pharmaceuticals — 0.1%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28(a)		800	$800,527
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27		525	429,787
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	01/30/28		50	32,500
5.000%	02/15/29		150	86,625
5.250%	01/30/30		625	350,000
5.250%	02/15/31		875	476,875
6.250%	02/15/29		3,040	1,862,000
7.000%	01/15/28		400	272,000
9.000%	12/15/25		125	119,687
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		400	313,000
Becton Dickinson & Co.,
Gtd. Notes
3.828%	06/07/32	EUR	2,000	2,298,035
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28		375	360,433
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)		675	635,223
Utah Acquisition Sub, Inc.,
Gtd. Notes
5.250%	06/15/46		820	718,312
				8,755,004
Pipelines — 0.2%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.750%	01/15/28		2,500	2,503,104
6.625%	02/01/32		450	465,507
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
6.036%	11/15/33		545	582,683
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)		4,770	4,878,929
Sr. Unsec’d. Notes
4.950%	06/15/28		800	813,644
5.000%	05/15/50		225	203,276
6.050%	12/01/26		1,750	1,810,850
6.250%	04/15/49		145	152,566
6.550%	12/01/33		330	364,442
EQM Midstream Partners LP,
Sr. Unsec’d. Notes, 144A
6.500%	07/01/27		950	978,189
Florida Gas Transmission Co. LLC,
Sr. Unsec’d. Notes, 144A
2.550%	07/01/30		730	656,717
MPLX LP,
Sr. Unsec’d. Notes
5.200%	03/01/47		60	56,897

A37

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK Partners LP,
Gtd. Notes
6.850%	10/15/37		745	$842,033
ONEOK, Inc.,
Gtd. Notes
5.650%	11/01/28		400	418,174
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
6.000%	12/31/30		3,050	2,899,327
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		215	203,181
4.125%	08/15/31		165	153,442
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)		1,295	1,312,650
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		395	358,712
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
4.000%	09/15/25		405	402,536
5.400%	03/04/44		535	528,182
				20,585,041
Real Estate — 0.1%
Blackstone Property Partners Europe Holdings Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.000%	10/20/26	EUR	1,300	1,375,742
1.000%	05/04/28	EUR	1,400	1,419,166
1.625%	04/20/30	EUR	400	393,193
Heimstaden Bostad Treasury BV (Sweden),
Gtd. Notes, EMTN
1.375%	03/03/27	EUR	800	823,642
Howard Hughes Corp. (The),
Gtd. Notes, 144A
4.125%	02/01/29		3,500	3,266,824
Logicor Financing Sarl (Luxembourg),
Gtd. Notes, EMTN
1.625%	07/15/27	EUR	1,000	1,061,400
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A
2.500%	10/15/31		255	219,524
P3 Group Sarl (Luxembourg),
Sr. Unsec’d. Notes, EMTN
1.625%	01/26/29	EUR	2,000	2,046,994
				10,606,485
Real Estate Investment Trusts (REITs) — 0.2%
Brixmor Operating Partnership LP,
Sr. Unsec’d. Notes
2.500%	08/16/31		270	234,468
4.050%	07/01/30		575	558,150
Diversified Healthcare Trust,
Gtd. Notes
4.375%	03/01/31		1,245	1,026,479
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate Investment Trusts (REITs) (cont’d.)
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.375%	04/15/26		85	$85,372
Hammerson Ireland Finance DAC (United Kingdom),
Gtd. Notes
1.750%	06/03/27	EUR	1,500	1,600,097
Healthpeak OP LLC,
Gtd. Notes
2.875%	01/15/31(a)		555	505,099
Kimco Realty OP LLC,
Gtd. Notes
2.250%	12/01/31		590	503,212
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	800	949,651
5.000%	10/15/29	GBP	1,800	2,393,444
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		1,270	1,312,924
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29(a)		2,225	2,058,206
SELP Finance Sarl (Luxembourg),
Gtd. Notes, EMTN
3.750%	08/10/27	EUR	2,433	2,744,773
VICI Properties LP,
Sr. Unsec’d. Notes
4.950%	02/15/30		1,410	1,418,547
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A
4.500%	09/01/26		1,925	1,916,052
Welltower OP LLC,
Gtd. Notes
2.050%	01/15/29		1,400	1,276,647
WP Carey, Inc.,
Sr. Unsec’d. Notes
4.250%	07/23/32	EUR	1,700	1,949,693
				20,532,814
Retail — 0.1%
1011778 BC ULC/New Red Finance, Inc. (Canada),
Sr. Sec’d. Notes, 144A
3.875%	01/15/28		1,025	981,438
AutoNation, Inc.,
Sr. Unsec’d. Notes
4.750%	06/01/30		845	841,956
Carvana Co.,
Sr. Sec’d. Notes, 144A, Cash coupon 9.000% or PIK 12.000%
12.000%	12/01/28		750	786,534
Sr. Sec’d. Notes, 144A, Cash coupon 11.000% or PIK 13.000%
13.000%	06/01/30		1,425	1,549,738
eG Global Finance PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
11.000%	11/30/28	EUR	400	491,647
12.000%	11/30/28		300	333,867

A38

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail (cont’d.)
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		2,600	$2,481,564
Gap, Inc. (The),
Gtd. Notes, 144A
3.625%	10/01/29		1,350	1,220,767
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
6.750%	03/01/32(a)		595	611,456
				9,298,967
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes, 144A
3.187%	11/15/36		760	643,751
Telecommunications — 0.1%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.950%	04/30/31	EUR	1,450	1,679,018
HKT Capital No. 3 Ltd. (Hong Kong),
Gtd. Notes
1.650%	04/10/27	EUR	2,000	2,073,954
Iliad Holding SASU (France),
Sr. Sec’d. Notes, 144A
6.500%	10/15/26		500	505,455
7.000%	10/15/28		475	481,564
Level 3 Financing, Inc.,
Sec’d. Notes, 144A
4.875%	06/15/29		50	42,230
Sr. Sec’d. Notes, 144A
10.500%	04/15/29		3,195	3,496,069
10.500%	05/15/30		250	270,941
10.750%	12/15/30		1,000	1,098,441
11.000%	11/15/29		3,035	3,364,033
Singapore Telecommunications Ltd. (Singapore),
Sr. Unsec’d. Notes, 144A
7.375%	12/01/31		200	235,813
T-Mobile USA, Inc.,
Gtd. Notes
2.550%	02/15/31		2,170	1,933,504
2.625%	02/15/29		2,800	2,609,890
Verizon Communications, Inc.,
Sr. Unsec’d. Notes, Series MPLE
4.050%	03/22/51	CAD	465	293,607
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	1,700	2,030,987
Windstream Escrow LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		330	336,101
				20,451,607
Toys/Games/Hobbies — 0.0%
Mattel, Inc.,
Gtd. Notes, 144A
3.375%	04/01/26		1,000	977,906
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Transportation — 0.1%
Deutsche Bahn Finance GmbH (Germany),
Gtd. Notes, Series CB
1.600%(ff)	07/18/29(oo)	EUR	900	$883,213
Ferrovie dello Stato Italiane SpA (Italy),
Sr. Unsec’d. Notes, EMTN
3.750%	04/14/27	EUR	1,300	1,476,631
GN Bondco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		2,700	2,840,168
La Poste SA (France),
Sr. Unsec’d. Notes, EMTN
0.000%	07/18/29	EUR	1,000	965,669
1.000%	09/17/34	EUR	100	89,994
Regie Autonome des Transports Parisiens EPIC (France),
Sr. Unsec’d. Notes, EMTN
0.350%	06/20/29	EUR	200	199,134
0.400%	12/19/36	EUR	480	444,394
SNCF Reseau (France),
Sr. Unsec’d. Notes, Series MPLE
4.700%	06/01/35	CAD	2,000	1,577,567
XPO, Inc.,
Gtd. Notes, 144A
7.125%	06/01/31(a)		200	209,607
7.125%	02/01/32		455	478,239
				9,164,616
Trucking & Leasing — 0.0%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
5.250%	07/01/29(a)		1,475	1,518,174
Water — 0.0%
Thames Water Utilities Finance PLC (United Kingdom),
Sr. Sec’d. Notes
0.875%	01/31/28	EUR	700	557,392
Sr. Sec’d. Notes, EMTN
4.375%	01/18/31	EUR	700	564,690
				1,122,082

Total Corporate Bonds (cost $480,438,384)				473,359,977
Floating Rate and Other Loans — 0.2%
Media — 0.0%
CSC Holdings LLC,
2022 Refinancing Term Loan, 1 Month SOFR + 4.500%
9.597%(c)	01/18/28		499	484,396
Diamond Sports Group LLC,
Dip Term Loan
10.000%	12/02/24		524	627,268
First Lien Term Loan, 1 Month SOFR + 10.005%
15.301%(c)	05/25/26^		50	44,790
Second Lien Term Loan, 1 Month SOFR + 3.400%
8.175%(c)	08/24/26		3,743	40,236
				1,196,690

A39

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans (continued)
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 1 Month EURIBOR + 7.000%
10.378%(c)	04/30/27	EUR	5,200	$5,542,374
Term Loan B Tranche C, 1 Month EURIBOR + 5.500%
8.878%(c)	02/07/28	EUR	2,538	2,826,490
Peer Holding III BV (Netherlands),
Term Loan B-6, 3 Month EURIBOR + 3.250%
6.595%(c)	07/01/31	EUR	4,875	5,429,998
				13,798,862
Telecommunications — 0.1%
Level 3 Financing, Inc.,
Term B-1, 1 Month SOFR + 6.560%
11.414%(c)	04/15/29		45	45,676
Term B-2, 1 Month SOFR + 6.560%
11.414%(c)	04/15/30		45	46,068
Zegona Holdco Ltd. (United Kingdom),
Facility B (EUR) Loan, 6 Month EURIBOR + 4.250%
7.886%(c)	07/17/29	EUR	6,200	6,910,157
				7,001,901

Total Floating Rate and Other Loans (cost $23,106,682)				21,997,453
Residential Mortgage-Backed Securities — 0.1%
Bellemeade Re Ltd.,
Series 2021-03A, Class M1B, 144A, 30 Day Average SOFR + 1.400% (Cap N/A, Floor 1.400%)
6.680%(c)	09/25/31		103	103,699
Connecticut Avenue Securities Trust,
Series 2021-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.100% (Cap N/A, Floor 0.000%)
8.380%(c)	10/25/41		400	412,177
Series 2021-R01, Class 1M2, 144A, 30 Day Average SOFR + 1.550% (Cap N/A, Floor 0.000%)
6.830%(c)	10/25/41		130	130,052
Series 2022-R01, Class 1B1, 144A, 30 Day Average SOFR + 3.150% (Cap N/A, Floor 0.000%)
8.430%(c)	12/25/41		500	516,155
Series 2022-R03, Class 1B1, 144A, 30 Day Average SOFR + 6.250% (Cap N/A, Floor 0.000%)
11.530%(c)	03/25/42		220	242,617
Series 2022-R04, Class 1B1, 144A, 30 Day Average SOFR + 5.250% (Cap N/A, Floor 0.000%)
10.530%(c)	03/25/42		180	194,477
Series 2023-R08, Class 1M2, 144A, 30 Day Average SOFR + 2.500% (Cap N/A, Floor 0.000%)
7.780%(c)	10/25/43		290	295,235
Eagle Re Ltd.,
Series 2023-01, Class M1A, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 2.000%)
7.280%(c)	09/26/33		400	401,999
Fannie Mae Connecticut Avenue Securities,
Series 2021-R02, Class 2B1, 144A, 30 Day Average SOFR + 3.300% (Cap N/A, Floor 0.000%)
8.580%(c)	11/25/41		90	92,757
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2021-R02, Class 2M2, 144A, 30 Day Average SOFR + 2.000% (Cap N/A, Floor 0.000%)
7.280%(c)	11/25/41	90	$90,337
Fannie Mae REMIC,
Series 2023-54, Class PO, PO
1.838%(s)	11/25/53	1,308	1,056,317
FHLMC Structured Agency Credit Risk REMIC Trust,
Series 2020-HQA05, Class B1, 144A, 30 Day Average SOFR + 4.000% (Cap N/A, Floor 0.000%)
9.280%(c)	11/25/50	2,075	2,340,531
Series 2021-DNA05, Class M2, 144A, 30 Day Average SOFR + 1.650% (Cap N/A, Floor 0.000%)
6.930%(c)	01/25/34	149	149,256
Series 2021-DNA07, Class M2, 144A, 30 Day Average SOFR + 1.800% (Cap N/A, Floor 0.000%)
7.080%(c)	11/25/41	250	252,595
Series 2021-HQA03, Class M2, 144A, 30 Day Average SOFR + 2.100% (Cap N/A, Floor 0.000%)
7.380%(c)	09/25/41	830	836,357
Series 2021-HQA04, Class M2, 144A, 30 Day Average SOFR + 2.350% (Cap N/A, Floor 0.000%)
7.630%(c)	12/25/41	700	708,850
Series 2022-DNA02, Class M1B, 144A, 30 Day Average SOFR + 2.400% (Cap N/A, Floor 0.000%)
7.680%(c)	02/25/42	300	306,906
Series 2022-DNA03, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 0.000%)
8.180%(c)	04/25/42	580	599,897
Series 2022-DNA04, Class M1B, 144A, 30 Day Average SOFR + 3.350% (Cap N/A, Floor 0.000%)
8.630%(c)	05/25/42	200	209,643
Freddie Mac REMIC,
Series 5323, Class AO
1.951%(s)	07/25/53	4,667	3,808,567
GCAT Asset-Backed Notes,
Series 2021-01, Class A1, 144A
2.487%	11/25/49	1,303	1,289,994
Home Re Ltd.,
Series 2021-02, Class M1C, 144A, 30 Day Average SOFR + 2.800% (Cap N/A, Floor 0.000%)
8.080%(c)	01/25/34	462	467,077
Impac Secured Assets Trust,
Series 2006-01, Class 2A2, 1 Month SOFR + 0.934% (Cap 11.500%, Floor 0.820%)
5.789%(c)	05/25/36	54	49,751
MFA Trust,
Series 2021-RPL01, Class A1, 144A
1.131%(cc)	07/25/60	1,264	1,143,978
Oaktown Re VII Ltd.,
Series 2021-02, Class M1A, 144A, 30 Day Average SOFR + 1.600% (Cap N/A, Floor 1.600%)
6.880%(c)	04/25/34	609	609,134

A40

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2021-02, Class M1B, 144A, 30 Day Average SOFR + 2.900% (Cap N/A, Floor 2.900%)
8.180%(c)	04/25/34		800	$813,847

Total Residential Mortgage-Backed Securities (cost $16,150,174)				17,122,205
Sovereign Bonds — 1.0%
Andorra International Bond (Andorra),
Sr. Unsec’d. Notes, EMTN
1.250%	02/23/27	EUR	500	532,078
1.250%	05/06/31	EUR	1,000	982,366
1.700%	10/13/41	EUR	1,000	780,040
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	500	575,031
4.690%	10/28/34	EUR	350	415,809
Sr. Unsec’d. Notes, EMTN
6.350%	11/30/41	EUR	300	411,924
Autonomous Community of Valencia Spain (Spain),
Sr. Unsec’d. Notes
6.040%	06/10/27	EUR	1,400	1,674,340
Bpifrance SACA (France),
Gtd. Notes, EMTN
0.625%	07/22/31	EUR	1,000	963,467
Brazil Minas SPE via State of Minas Gerais (Brazil),
Gov’t. Gtd. Notes
5.333%	02/15/28		7,736	7,730,804
Bulgaria Government International Bond (Bulgaria),
Sr. Unsec’d. Notes
4.500%	01/27/33	EUR	430	514,932
Sr. Unsec’d. Notes, Series 12Y
4.625%	09/23/34	EUR	1,100	1,327,173
Sr. Unsec’d. Notes, Series 7Y
4.125%	09/23/29	EUR	3,000	3,489,725
Caisse Francaise de Financement Local (France),
Covered Bonds, EMTN
4.680%	03/09/29	CAD	2,400	1,857,784
City of Quebec (Canada),
Unsec’d. Notes
2.100%	07/06/31	CAD	1,000	663,259
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
9.850%	06/28/27	COP	1,000,000	232,777
Sr. Unsec’d. Notes, EMTN
3.875%	03/22/26	EUR	4,700	5,217,784
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
1.125%	03/04/33	EUR	300	288,967
1.500%	06/17/31	EUR	6,100	6,257,607
Cyprus Government International Bond (Cyprus),
Sr. Unsec’d. Notes, EMTN
1.250%	01/21/40	EUR	5,500	4,522,317
Estonia Government International Bond (Estonia),
Sr. Unsec’d. Notes
4.000%	10/12/32	EUR	705	846,650
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Hellenic Republic Government Bond (Greece),
Sr. Unsec’d. Notes, 144A
1.875%	02/04/35	EUR	8,300	$8,161,335
Hong Kong Government International Bond (Hong Kong),
Sr. Unsec’d. Notes, GMTN
1.000%	11/24/41	EUR	100	76,529
3.300%	06/07/33	CNH	3,000	454,918
Hungary Government International Bond (Hungary),
Sr. Unsec’d. Notes, Series 12Y
1.625%	04/28/32	EUR	4,000	3,793,059
Iceland Government International Bond (Iceland),
Sr. Unsec’d. Notes
0.000%	04/15/28	EUR	3,908	3,971,052
0.625%	06/03/26	EUR	675	726,305
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	2,500	2,630,686
1.100%	03/12/33	EUR	2,000	1,833,915
1.300%	03/23/34	EUR	2,000	1,821,392
Isle of Man Government International Bond (United Kingdom),
Unsec’d. Notes
5.375%	08/14/34	GBP	400	553,535
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes, EMTN
0.625%	01/18/32	EUR	1,800	1,583,060
6.875%	10/21/34	GBP	500	747,823
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 21Y, 144A
1.800%	03/01/41	EUR	1,000	842,421
Sr. Unsec’d. Notes, Series 26Y, 144A
3.350%	03/01/35	EUR	250	277,241
Sr. Unsec’d. Notes, Series 31Y, 144A
1.700%	09/01/51	EUR	360	255,825
Japan Bank for International Cooperation (Japan),
Gov’t. Gtd. Notes
3.125%	02/15/28	EUR	760	863,326
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, EMTN
1.500%	09/30/34	EUR	293	279,405
Latvia Government International Bond (Latvia),
Sr. Unsec’d. Notes, GMTN
0.000%	01/24/29	EUR	400	395,912
0.000%	03/17/31	EUR	1,077	986,868
0.375%	10/07/26	EUR	1,239	1,315,915
3.500%	01/17/28	EUR	3,000	3,423,437
Lithuania Government International Bond (Lithuania),
Sr. Unsec’d. Notes, EMTN
2.125%	06/01/32	EUR	1,200	1,254,798
2.125%	10/22/35	EUR	300	297,315
4.125%	04/25/28	EUR	195	226,951
Magyar Export-Import Bank Zrt (Hungary),
Gov’t. Gtd. Notes
6.000%	05/16/29	EUR	600	718,610
Malta Government Bond (Malta),
Bonds, Series 16Y
1.200%	05/13/37	EUR	1,000	813,630

A41

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bonds, Series I
1.000%	04/23/31	EUR	1,000	$947,636
Metropolitano de Lisboa EPE (Portugal),
Gov’t. Gtd. Notes
4.061%	12/04/26	EUR	1,000	1,149,086
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
1.125%	01/17/30	EUR	2,000	1,931,315
Sr. Unsec’d. Notes, Series 26
0.850%	04/18/25	JPY	500,000	3,474,935
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
8.125%	04/28/34		600	646,764
Peruvian Government International Bond (Peru),
Sr. Unsec’d. Notes
1.250%	03/11/33	EUR	3,500	3,163,085
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
0.700%	02/03/29	EUR	2,000	1,993,785
1.200%	04/28/33	EUR	3,347	3,099,328
Province of Nova Scotia (Canada),
Unsec’d. Notes
3.150%	12/01/51	CAD	500	307,357
Province of Saskatchewan (Canada),
Unsec’d. Notes
3.300%	06/02/48	CAD	500	322,165
Regiao Autonoma Madeira (Portugal),
Gov’t. Gtd. Notes
0.943%	05/29/32	EUR	1,000	971,889
Region of Lazio (Italy),
Sr. Unsec’d. Notes
3.088%	03/31/43	EUR	1,122	1,160,191
Republic of Austria Government International Bond (Austria),
Sr. Unsec’d. Notes, 144A, MTN
5.375%	12/01/34	CAD	3,100	2,592,406
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
4.425%	03/28/36	EUR	300	350,826
5.200%	07/31/34	EUR	1,200	1,495,988
5.250%	12/07/34	GBP	777	1,001,558
5.345%	01/27/48	EUR	1,000	1,239,201
6.000%	08/04/28	GBP	12,470	17,189,758
Sr. Unsec’d. Notes, Series 10Y
2.875%	10/17/29		200	185,100
4.000%	10/17/49		1,000	770,971
Sr. Unsec’d. Notes, Series 30Y, MTN
5.375%	06/15/33		1,650	1,699,334
Republic of Italy Government International Bond Principal Strips (Italy),
Sr. Unsec’d. Notes, Series 1
0.942%(s)	02/20/31	EUR	2,760	2,431,094
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, EMTN
1.750%	07/13/30	EUR	5,000	4,744,802
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes
2.000%	07/09/39	EUR	3,100	2,681,900
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Sr. Unsec’d. Notes, EMTN
0.625%	03/03/30	EUR	100	$97,157
SFIL SA (France),
Sr. Unsec’d. Notes, EMTN
2.875%	01/22/31	EUR	1,000	1,114,861
Slovakia Government Bond (Slovakia),
Bonds, Series 245
3.750%	02/23/35	EUR	1,000	1,137,236
Unsec’d. Notes, Series 232
1.875%	03/09/37	EUR	633	580,999
Unsec’d. Notes, Series 233
2.000%	10/17/47	EUR	210	172,072
Slovenia Government Bond (Slovenia),
Sr. Unsec’d. Notes, Series RS77
2.250%	03/03/32	EUR	100	107,890
Sr. Unsec’d. Notes, Series RS86
0.000%	02/12/31	EUR	100	94,550
Sr. Unsec’d. Notes, Series RS91
3.625%	03/11/33	EUR	1,300	1,539,698
Slovenia Government International Bond (Slovenia),
Bonds
5.000%	09/19/33		2,200	2,291,960
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
0.850%	07/30/37	EUR	2,700	2,274,311
1.200%	10/31/40	EUR	6,785	5,538,709
2.350%	07/30/33	EUR	3,375	3,631,682
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	625	858,606

Total Sovereign Bonds (cost $170,020,728)				152,580,302
U.S. Government Agency Obligations — 0.0%
Federal Home Loan Mortgage Corp.
6.750%	03/15/31		1,000	1,169,387
Federal Home Loan Mortgage Corp., MTN
2.916%(s)	12/14/29		1,150	944,764
Federal National Mortgage Assoc.
6.625%	11/15/30		1,475	1,706,389
1.022%(s)	11/15/30		245	192,123
Tennessee Valley Authority Generic Strips
2.897%(s)	03/15/33		461	314,894
U.S. International Development Finance Corp.
3.250%	10/15/30		1,042	1,017,654

Total U.S. Government Agency Obligations (cost $5,592,362)				5,345,211
U.S. Treasury Obligations — 1.4%
U.S. Treasury Bonds
1.625%	11/15/50		7,640	4,492,081
1.750%	08/15/41(h)		29,500	20,912,734
2.000%	11/15/41		1,230	904,627
2.250%	05/15/41(k)		19,230	14,906,255
2.375%	02/15/42(h)		33,100	25,781,797
3.875%	05/15/43		1,295	1,247,044
4.000%	11/15/42(h)(k)		7,675	7,553,879

A42

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.750%	11/15/43	16,345	$17,637,277
U.S. Treasury Notes
0.375%	07/31/27	22,000	20,119,687
2.875%	08/15/28(k)	4,055	3,951,407
3.500%	01/31/30	1,130	1,124,526
3.875%	11/30/27(k)	3,945	3,979,519
3.875%	11/30/29(k)	105	106,386
4.125%	01/31/25	26,435	26,386,467
4.125%	11/15/32(k)	325	334,344
4.250%	12/31/25	6,200	6,228,336
4.375%	12/15/26	1,355	1,376,595
4.500%	11/15/33(h)	11,960	12,632,750
U.S. Treasury Strips Coupon
0.479%(s)	05/15/26	5,000	4,704,101
1.359%(s)	08/15/40(h)(k)	20,555	10,407,575
1.363%(s)	11/15/41(k)	21,365	10,158,390
1.851%(s)	11/15/40(k)	4,965	2,480,173
4.327%(s)	08/15/43	1,475	641,683
4.349%(s)	02/15/43	2,060	915,654
4.652%(s)	05/15/49	7,500	2,528,320
4.734%(s)	11/15/43	645	277,577
4.991%(s)	11/15/42	7,730	3,480,916
5.174%(s)	02/15/40(k)	1,000	519,570
U.S. Treasury Strips Principal
1.333%(s)	02/15/49(k)	295	104,725

Total U.S. Treasury Obligations (cost $220,184,535)			205,894,395

Total Long-Term Investments (cost $11,511,317,284)			13,681,493,163

	Shares
Short-Term Investments — 11.1%
Affiliated Mutual Funds — 10.0%
PGIM Core Ultra Short Bond Fund(wa)	1,292,668,251	1,292,668,251
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $226,519,330; includes $225,332,608 of cash collateral for securities on loan)(b)(wa)	226,617,651	226,527,003

Total Affiliated Mutual Funds (cost $1,519,187,581)		1,519,195,254

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 0.9%
U.S. Treasury Bills
5.311%	10/15/24	37,000	36,932,710
4.799%	12/19/24(k)	62,590	61,971,449
4.782%	07/10/25(k)	34,000	32,958,901

Total U.S. Treasury Obligations (cost $131,645,760)				131,863,060

Value
Options Purchased*~ — 0.2%
(cost $23,631,294)	$32,413,162

Total Short-Term Investments (cost $1,674,464,635)	1,683,471,476

TOTAL INVESTMENTS, BEFORE OPTION WRITTEN—101.3% (cost $13,185,781,919)	15,364,964,639

Option Written*~ — (0.0)%
(premiums received $46,182)	(14,841)

TOTAL INVESTMENTS, NET OF OPTION WRITTEN—101.3% (cost $13,185,735,737)	15,364,949,798

Liabilities in excess of other assets(z) — (1.3)%	(190,099,421)

Net Assets — 100.0%	$15,174,850,377

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt

A43

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
BMO	BMO Capital Markets
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BROIS	Brazil Overnight Index Swap
BUBOR	Budapest Interbank Offered Rate
CDI	Chess Depository Interest
CDX	Credit Derivative Index
CIBOR	Copenhagen Interbank Offered Rate
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CLOIS	Sinacofi Chile Interbank Rate Average
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate Average
CVA	Certificate Van Aandelen (Bearer)
DAC	Designated Activity Company
DB	Deutsche Bank AG
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
EuroSTR	Euro Short-Term Rate
GDR	Global Depositary Receipt
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
IO	Interest Only (Principal amount represents notional)
JPM	JPMorgan Chase Bank N.A.
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
M	Monthly payment frequency for swaps
MLP	Master Limited Partnership
MPLE	Maple Bonds
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PO	Principal Only
PRFC	Preference Shares
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SSB	State Street Bank & Trust Company
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TAIBOR	Taiwan Interbank Offered Rate
TD	The Toronto-Dominion Bank
TELBOR	Tel Aviv Interbank Offered Rate
THOR	Thai Overnight Repurchase Rate
TONAR	Tokyo Overnight Average Rate
UAG	UBS AG
UBS	UBS Securities LLC
USOIS	United States Overnight Index Swap
UTS	Unit Trust Security
WIBOR	Warsaw Interbank Offered Rate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $2,534,153 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $219,914,107; cash collateral of $225,332,608 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $3,690,650. The aggregate value of $2,548,366 is 0.0% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.

A44

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 Index (FLEX)	Call	02/28/29	$4,510.00		88		9	$17,744,777
S&P 500 Index (FLEX)	Call	06/11/29	$5,450.00		100		10	14,668,385
Total Options Purchased (cost $23,631,294)								$32,413,162
Option Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BNP	11/20/24	0.75%	1.00%(Q)	CDX.NA.IG.42.V1(Q)	59,590		$(14,841)
(premiums received $46,182)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
2,270	2 Year U.S. Treasury Notes	Dec. 2024	$472,709,767	$583,748
3,390	5 Year U.S. Treasury Notes	Dec. 2024	372,502,726	260,474
2,387	10 Year U.S. Treasury Notes	Dec. 2024	272,789,344	262,723
1,064	10 Year U.S. Ultra Treasury Notes	Dec. 2024	125,867,880	(85,762)
537	20 Year U.S. Treasury Bonds	Dec. 2024	66,688,688	(307,749)
54	30 Year Euro Buxl	Dec. 2024	8,191,804	69,676
1,754	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	233,446,438	(2,086,568)
2	Euro Schatz Index	Dec. 2024	238,604	1,167
132	Euro-OAT	Dec. 2024	18,637,337	82,172
2,089	Mini MSCI EAFE Index	Dec. 2024	259,850,710	4,618,360
35	Mini MSCI Emerging Markets Index	Dec. 2024	2,052,225	132,907
177	Russell 2000 E-Mini Index	Dec. 2024	19,905,420	378,458
905	S&P 500 E-Mini Index	Dec. 2024	263,094,813	5,600,301
				9,509,907
Short Positions:
75	3 Month CME SOFR	Dec. 2024	17,863,125	(30,337)
158	5 Year Euro-Bobl	Dec. 2024	21,114,118	(157,972)
481	10 Year Euro-Bund	Dec. 2024	72,239,561	(711,398)
216	20 Year U.S. Treasury Bonds	Dec. 2024	26,824,500	233,517
67	Bloomberg Investment Grade Duration Hedged Credit Index	Dec. 2024	6,845,725	1,027
160	British Pound Currency	Dec. 2024	13,374,000	(204,848)
1,175	Euro Currency	Dec. 2024	164,007,969	(424,716)
				(1,294,727)
				$8,215,180
A45

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/21/24	CITI	AUD	600	$405,597	$415,063	$9,466	$—
Brazilian Real,
Expiring 10/02/24	BARC	BRL	4,270	787,000	783,669	—	(3,331)
Expiring 10/02/24	DB	BRL	32,155	5,833,376	5,900,909	67,533	—
Expiring 11/04/24	GSI	BRL	36,555	6,571,949	6,682,482	110,533	—
British Pound,
Expiring 10/02/24	HSBC	GBP	12,301	16,466,407	16,445,440	—	(20,967)
Canadian Dollar,
Expiring 10/21/24	CITI	CAD	319	237,101	236,279	—	(822)
Expiring 10/21/24	HSBC	CAD	985	721,893	728,769	6,876	—
Chilean Peso,
Expiring 12/18/24	GSI	CLP	841,661	892,195	935,337	43,142	—
Chinese Renminbi,
Expiring 11/12/24	BARC	CNH	5,525	776,000	791,389	15,389	—
Colombian Peso,
Expiring 12/18/24	CITI	COP	5,194,168	1,193,924	1,222,659	28,735	—
Expiring 12/18/24	CITI	COP	4,913,629	1,141,998	1,156,623	14,625	—
Czech Koruna,
Expiring 10/21/24	BARC	CZK	55,142	2,446,000	2,435,613	—	(10,387)
Euro,
Expiring 10/02/24	SSB	EUR	49,392	55,037,999	54,985,473	—	(52,526)
Hungarian Forint,
Expiring 10/21/24	BOA	HUF	83,656	231,071	234,192	3,121	—
Indian Rupee,
Expiring 12/18/24	BNP	INR	65,685	779,000	780,861	1,861	—
Expiring 12/18/24	GSI	INR	282,023	3,362,000	3,352,670	—	(9,330)
Expiring 12/18/24	HSBC	INR	409,581	4,858,956	4,869,063	10,107	—
Expiring 12/18/24	HSBC	INR	202,530	2,408,000	2,407,656	—	(344)
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	25,160,850	1,650,000	1,651,576	1,576	—
Expiring 12/18/24	MSI	IDR	124,112,000	8,021,146	8,146,798	125,652	—
Israeli Shekel,
Expiring 12/18/24	CITI	ILS	4,083	1,091,726	1,097,928	6,202	—
Japanese Yen,
Expiring 10/21/24	GSI	JPY	812,917	5,218,097	5,673,601	455,504	—
Mexican Peso,
Expiring 12/18/24	BARC	MXN	75,971	3,760,950	3,811,621	50,671	—
New Zealand Dollar,
Expiring 10/21/24	CITI	NZD	333	201,160	211,318	10,158	—
Philippine Peso,
Expiring 12/18/24	HSBC	PHP	248,698	4,408,363	4,429,484	21,121	—
Polish Zloty,
Expiring 10/21/24	BARC	PLN	7,638	1,992,000	1,983,556	—	(8,444)
Expiring 10/21/24	CITI	PLN	4,922	1,248,692	1,278,060	29,368	—
Expiring 10/21/24	CITI	PLN	1,066	270,501	276,863	6,362	—
South African Rand,
Expiring 12/18/24	MSI	ZAR	29,227	1,643,000	1,680,383	37,383	—
Expiring 12/18/24	TD	ZAR	14,227	786,000	817,951	31,951	—
South Korean Won,
Expiring 12/18/24	CITI	KRW	4,483,884	3,389,000	3,413,372	24,372	—
Expiring 12/18/24	CITI	KRW	2,579,416	1,934,000	1,963,590	29,590	—
Expiring 12/18/24	HSBC	KRW	2,500,317	1,919,000	1,903,375	—	(15,625)
Expiring 12/18/24	MSI	KRW	1,277,306	960,941	972,354	11,413	—
Swiss Franc,
Expiring 10/21/24	HSBC	CHF	600	678,308	710,691	32,383	—
A46

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht,
Expiring 12/18/24	CITI	THB	25,393	$785,000	$793,287	$8,287	$—
Expiring 12/18/24	HSBC	THB	63,106	1,962,000	1,971,434	9,434	—
Expiring 12/18/24	JPM	THB	56,213	1,710,000	1,756,100	46,100	—
Expiring 12/18/24	JPM	THB	41,632	1,260,824	1,300,603	39,779	—
Expiring 12/18/24	SCB	THB	55,979	1,693,000	1,748,794	55,794	—
Expiring 12/18/24	SSB	THB	12,639	376,952	394,851	17,899	—
Turkish Lira,
Expiring 10/02/24	HSBC	TRY	50,000	1,413,000	1,459,170	46,170	—
Expiring 10/09/24	CITI	TRY	63,582	1,782,819	1,842,223	59,404	—
Expiring 10/09/24	HSBC	TRY	71,108	1,997,544	2,060,253	62,709	—
Expiring 10/23/24	BOA	TRY	107,774	3,055,692	3,074,447	18,755	—
Expiring 10/30/24	BARC	TRY	51,814	1,464,604	1,465,167	563	—
Expiring 11/05/24	HSBC	TRY	51,840	1,460,889	1,457,745	—	(3,144)
Expiring 12/18/24	BARC	TRY	60,478	1,559,747	1,624,026	64,279	—
Expiring 12/18/24	BARC	TRY	45,558	1,176,171	1,223,379	47,208	—
				$165,021,592	$166,558,147	1,661,475	(124,920)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Brazilian Real,
Expiring 10/02/24	GSI	BRL	36,425	$6,571,915	$6,684,578	$—	$(112,663)
British Pound,
Expiring 10/02/24	MSI	GBP	10,580	13,968,153	14,144,821	—	(176,668)
Expiring 10/02/24	SSB	GBP	1,721	2,253,595	2,300,618	—	(47,023)
Expiring 10/21/24	TD	GBP	13,158	17,078,396	17,590,748	—	(512,352)
Expiring 11/05/24	HSBC	GBP	12,301	16,465,718	16,444,983	20,735	—
Canadian Dollar,
Expiring 10/21/24	GSI	CAD	1,099	797,556	813,184	—	(15,628)
Expiring 10/21/24	HSBC	CAD	12,456	9,127,203	9,214,140	—	(86,937)
Chilean Peso,
Expiring 12/18/24	TD	CLP	1,586,278	1,740,000	1,762,830	—	(22,830)
Chinese Renminbi,
Expiring 11/12/24	MSI	CNH	151,757	21,307,965	21,737,041	—	(429,076)
Expiring 11/12/24	MSI	CNH	18,810	2,640,000	2,694,258	—	(54,258)
Expiring 11/12/24	MSI	CNH	18,568	2,607,000	2,659,572	—	(52,572)
Expiring 12/18/24	MSI	CNH	72,367	10,243,088	10,393,837	—	(150,749)
Colombian Peso,
Expiring 12/18/24	BARC	COP	3,336,685	787,000	785,425	1,575	—
Expiring 12/18/24	DB	COP	4,640,169	1,085,280	1,092,253	—	(6,973)
Expiring 12/18/24	DB	COP	4,490,453	1,042,720	1,057,011	—	(14,291)
Expiring 12/18/24	GSI	COP	7,108,843	1,688,000	1,673,356	14,644	—
Expiring 12/18/24	GSI	COP	5,183,150	1,225,215	1,220,066	5,149	—
Czech Koruna,
Expiring 10/21/24	HSBC	CZK	36,467	1,609,000	1,610,753	—	(1,753)
Expiring 10/21/24	MSI	CZK	225,653	9,718,054	9,967,130	—	(249,076)
Euro,
Expiring 10/02/24	BOA	EUR	47,388	52,985,213	52,753,939	231,274	—
Expiring 10/02/24	BOA	EUR	1,220	1,351,636	1,357,596	—	(5,960)
Expiring 10/02/24	JPM	EUR	785	867,384	873,939	—	(6,555)
Expiring 10/21/24	BNP	EUR	2,043	2,275,715	2,275,916	—	(201)
Expiring 10/21/24	BOA	EUR	1,025	1,145,912	1,142,326	3,586	—
Expiring 10/21/24	CITI	EUR	1,792	1,969,261	1,996,983	—	(27,722)
A47

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 10/21/24	GSI	EUR	29,893	$32,740,664	$33,305,395	$—	$(564,731)
Expiring 10/21/24	GSI	EUR	2,362	2,638,553	2,632,224	6,329	—
Expiring 10/21/24	GSI	EUR	2,356	2,580,566	2,625,077	—	(44,511)
Expiring 10/21/24	HSBC	EUR	29,893	32,720,515	33,305,393	—	(584,878)
Expiring 10/21/24	HSBC	EUR	2,356	2,578,978	2,625,077	—	(46,099)
Expiring 10/21/24	JPM	EUR	5,992	6,627,136	6,676,577	—	(49,441)
Expiring 10/21/24	JPM	EUR	2,807	3,068,586	3,127,888	—	(59,302)
Expiring 10/21/24	JPM	EUR	1,440	1,601,789	1,604,105	—	(2,316)
Expiring 10/21/24	JPM	EUR	897	974,777	998,984	—	(24,207)
Expiring 10/21/24	JPM	EUR	554	602,602	616,799	—	(14,197)
Expiring 10/21/24	SSB	EUR	43,384	46,754,380	48,336,936	—	(1,582,556)
Expiring 10/21/24	SSB	EUR	32,566	35,603,746	36,283,984	—	(680,238)
Expiring 10/21/24	SSB	EUR	3,380	3,642,878	3,766,183	—	(123,305)
Expiring 10/21/24	SSB	EUR	2,855	3,126,681	3,181,219	—	(54,538)
Expiring 10/21/24	SSB	EUR	2,537	2,774,006	2,827,006	—	(53,000)
Expiring 10/21/24	SSB	EUR	723	805,282	805,462	—	(180)
Expiring 11/05/24	SSB	EUR	49,392	55,115,743	55,066,630	49,113	—
Hungarian Forint,
Expiring 10/21/24	UAG	HUF	619,198	1,696,000	1,733,411	—	(37,411)
Indonesian Rupiah,
Expiring 12/18/24	BOA	IDR	18,513,702	1,193,624	1,215,252	—	(21,628)
Japanese Yen,
Expiring 10/21/24	MSI	JPY	98,761	647,852	689,286	—	(41,434)
Mexican Peso,
Expiring 12/18/24	BARC	MXN	4,013	205,008	201,339	3,669	—
Expiring 12/18/24	JPM	MXN	28,081	1,438,000	1,408,866	29,134	—
New Taiwanese Dollar,
Expiring 12/18/24	BOA	TWD	64,989	2,052,000	2,072,811	—	(20,811)
Expiring 12/18/24	CITI	TWD	225,623	7,016,729	7,196,211	—	(179,482)
Expiring 12/18/24	JPM	TWD	121,043	3,826,126	3,860,660	—	(34,534)
Expiring 12/18/24	JPM	TWD	75,393	2,387,000	2,404,662	—	(17,662)
Expiring 12/18/24	MSI	TWD	133,575	4,232,000	4,260,343	—	(28,343)
Peruvian Nuevo Sol,
Expiring 12/18/24	BOA	PEN	8,655	2,276,153	2,333,034	—	(56,881)
Philippine Peso,
Expiring 12/18/24	CITI	PHP	113,146	2,023,000	2,015,217	7,783	—
Expiring 12/18/24	HSBC	PHP	67,474	1,201,590	1,201,761	—	(171)
Expiring 12/18/24	SCB	PHP	179,064	3,198,000	3,189,251	8,749	—
Polish Zloty,
Expiring 10/21/24	BOA	PLN	6,073	1,538,000	1,577,176	—	(39,176)
Singapore Dollar,
Expiring 12/18/24	SCB	SGD	6,994	5,381,689	5,463,246	—	(81,557)
South Korean Won,
Expiring 12/18/24	BOA	KRW	2,071,640	1,548,635	1,577,043	—	(28,408)
Expiring 12/18/24	MSI	KRW	9,020,059	6,785,954	6,866,552	—	(80,598)
Expiring 12/18/24	MSI	KRW	869,925	665,253	662,233	3,020	—
Swiss Franc,
Expiring 10/21/24	GSI	CHF	559	663,555	661,611	1,944	—
Thai Baht,
Expiring 12/18/24	JPM	THB	228,146	6,817,450	7,127,316	—	(309,866)
Expiring 12/18/24	JPM	THB	111,587	3,328,476	3,486,001	—	(157,525)
Expiring 12/18/24	JPM	THB	57,484	1,712,812	1,795,818	—	(83,006)
A48

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 10/02/24	HSBC	TRY	50,000	$1,460,059	$1,459,170	$889	$—
				$479,802,826	$486,490,512	387,593	(7,075,279)
						$2,049,068	$(7,200,199)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
China Development Bank	06/20/29	1.000%(Q)		1,535	$(29,447)	$(14,822)	$(14,625)	JPM
Industrial & Commercial Bank of China Ltd.	06/20/29	1.000%(Q)		1,535	(30,362)	(12,919)	(17,443)	JPM
Kingdom of Morocco	12/20/27	1.000%(Q)		850	(13,519)	14,724	(28,243)	BNP
Republic of Italy	12/20/27	1.000%(Q)	EUR	410	(13,078)	(9,909)	(3,169)	BARC
Republic of South Africa	12/20/28	1.000%(Q)		3,400	50,251	280,509	(230,258)	JPM
Republic of South Africa	12/20/28	1.000%(Q)		2,200	32,515	177,632	(145,117)	MSI
The Israel Electric Corp. Ltd.	03/20/32	1.000%(Q)		1,400	86,358	62,148	24,210	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	1,140	(629)	(443)	(186)	BARC
U.S. Treasury Notes	06/20/25	0.250%(Q)	EUR	380	(209)	(147)	(62)	BARC
United Mexican States	12/20/24	1.000%(Q)		335	(732)	103	(835)	CITI
					$81,148	$496,876	$(415,728)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
BNP Paribas SA	12/20/24	1.000%(Q)	EUR	800	0.205%	$1,851	$1,594	$257	BARC
People’s Republic of China	06/20/29	1.000%(Q)		3,070	0.553%	60,423	36,025	24,398	JPM
Petroleos Mexicanos	12/20/24	1.000%(Q)		335	1.360%	(165)	(1,385)	1,220	CITI
Republic of Estonia	12/20/26	1.000%(Q)		450	0.244%	7,447	1,892	5,555	JPM
Republic of France	06/20/34	0.250%(Q)		1,600	0.537%	(37,306)	(34,277)	(3,029)	CITI
Republic of Panama	12/20/26	1.000%(Q)		1,430	0.672%	10,447	1,827	8,620	CITI
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	1,140	0.147%	387	408	(21)	BARC
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	400	0.147%	136	191	(55)	DB
U.S. Treasury Notes	12/20/24	0.250%(Q)	EUR	380	0.147%	129	135	(6)	BARC
United States of America	12/20/24	0.250%(Q)	EUR	4,500	0.147%	1,530	(2,204)	3,734	BNP
						$44,879	$4,206	$40,673

A49

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Credit default swap agreements outstanding at September 30, 2024 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.43.V1	12/20/29	1.000%(Q)	5,915	0.528%	$134,087	$134,051	$(36)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Currency swap agreement outstanding at September 30, 2024:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
4,820	3 Month LIBOR(Q)/ 4.854%	JPY	510,000	3 Month JPY LIBOR minus 29.5bps(Q)/ (0.321)%	JPM	02/22/25	$1,304,250	$—	$1,304,250
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	2,590	12/03/28	2.650%(S)	6 Month BBSW(2)(S)/ 4.622%	$(101,150)	$(87,063)	$14,087
AUD	8,535	02/19/31	1.398%(S)	6 Month BBSW(2)(S)/ 4.622%	—	(842,760)	(842,760)
AUD	3,085	12/03/33	2.800%(S)	6 Month BBSW(2)(S)/ 4.622%	(238,733)	(215,639)	23,094
BRL	24,033	01/02/29	11.235%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(185,455)	(185,455)
BRL	13,052	01/02/29	11.510%(T)	1 Day BROIS(2)(T)/ 0.040%	—	(74,818)	(74,818)
A50

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
BRL	16,960	01/02/31	11.710%(T)	1 Day BROIS(2)(T)/ 0.040%	$—	$(102,335)	$(102,335)
CAD	9,015	02/17/26	1.060%(S)	1 Day CORRA(2)(S)/ 4.300%	67,878	(229,639)	(297,517)
CAD	1,340	12/03/27	3.650%(S)	1 Day CORRA(2)(S)/ 4.300%	(2,594)	26,267	28,861
CAD	1,825	12/03/33	3.500%(S)	1 Day CORRA(1)(S)/ 4.300%	27,810	(72,242)	(100,052)
CAD	1,300	12/03/38	3.550%(S)	1 Day CORRA(1)(S)/ 4.300%	(28,984)	(58,382)	(29,398)
CAD	3,100	12/03/43	3.550%(S)	1 Day CORRA(2)(S)/ 4.300%	(102,722)	151,070	253,792
CAD	585	12/03/49	3.400%(S)	1 Day CORRA(2)(S)/ 4.300%	26,730	26,248	(482)
CAD	775	12/03/52	3.300%(S)	1 Day CORRA(2)(S)/ 4.300%	(8,015)	31,146	39,161
CAD	165	12/03/53	3.300%(S)	1 Day CORRA(2)(S)/ 4.300%	(196)	7,117	7,313
CHF	3,250	02/19/31	(0.042)%(A)	1 Day SARON(2)(S)/ 0.957%	(3,905)	(159,682)	(155,777)
CHF	1,000	03/31/33	1.909%(A)	1 Day SARON(2)(A)/ 0.957%	—	137,751	137,751
CHF	415	03/20/34	1.258%(A)	1 Day SARON(1)(A)/ 0.957%	(15,913)	(30,843)	(14,930)
CLP	469,700	02/19/27	2.140%(S)	1 Day CLOIS(2)(S)/ 5.500%	—	(27,899)	(27,899)
CNH	500,485	02/23/26	2.921%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	(352)	1,362,295	1,362,647
CNH	15,560	08/01/27	2.420%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	49,051	49,051
CNH	30,410	08/04/27	2.388%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	91,644	91,644
CNH	134,045	03/01/28	2.955%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	815,671	815,671
CNH	12,190	04/26/28	2.790%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	67,939	67,939
CNH	128,445	05/11/28	2.600%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	208,582	587,826	379,244
CNH	20,000	05/15/28	2.548%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	85,942	85,942
CNH	95,750	05/10/29	2.650%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	486,312	539,100	52,788
CNH	26,570	05/15/29	2.027%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	—	41,690	41,690
CZK	23,000	05/09/27	4.989%(A)	6 Month PRIBOR(2)(S)/ 3.940%	—	46,566	46,566
CZK	12,000	08/08/29	3.142%(A)	6 Month PRIBOR(2)(S)/ 3.940%	—	(332)	(332)
DKK	7,500	04/08/32	1.581%(A)	6 Month CIBOR(2)(S)/ 3.167%	(28,506)	(77,519)	(49,013)
EUR	63,710	11/23/24	(0.046)%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(1,419,626)	(1,419,626)
EUR	35,180	12/02/24	(0.285)%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	(859,426)	(859,426)
EUR	6,780	04/23/26	3.076%(A)	1 Day EuroSTR(1)(A)/ 3.410%	—	(77,187)	(77,187)
EUR	3,939	08/15/30	(0.191)%(A)	1 Day EuroSTR(2)(A)/ 3.410%	(1,292)	(569,697)	(568,405)
EUR	2,160	05/11/31	0.750%(A)	1 Day EuroSTR(1)(A)/ 3.410%	14,753	227,706	212,953
EUR	11,110	05/11/31	2.650%(A)	1 Day EuroSTR(1)(A)/ 3.410%	(275,198)	(393,952)	(118,754)
EUR	14,525	03/20/33	2.996%(A)	6 Month EURIBOR(2)(S)/ 3.105%	—	1,094,821	1,094,821
EUR	210	03/20/34	2.560%(A)	1 Day EuroSTR(2)(A)/ 3.410%	753	5,810	5,057
EUR	7,965	05/11/34	2.650%(A)	1 Day EuroSTR(2)(A)/ 3.410%	225,218	321,863	96,645
EUR	8,400	03/20/38	2.982%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	(730,977)	(730,977)
EUR	1,780	11/24/41	0.565%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	304,228	304,228
EUR	1,780	11/24/41	0.600%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(309,745)	(309,745)
EUR	4,316	11/25/41	0.629%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	714,436	714,436
EUR	4,316	11/25/41	0.663%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(728,360)	(728,360)
EUR	2,275	03/22/42	1.257%(A)	6 Month EURIBOR(1)(S)/ 3.105%	—	255,017	255,017
EUR	2,275	03/22/42	1.310%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	—	(259,256)	(259,256)
EUR	3,000	02/24/43	2.910%(A)	6 Month EURIBOR(1)(S)/ 3.105%	2,488	(273,658)	(276,146)
EUR	3,000	02/24/43	2.960%(A)	3 Month EURIBOR(2)(Q)/ 3.279%	(1,443)	285,722	287,165
EUR	2,770	05/11/46	1.150%(A)	1 Day EuroSTR(2)(A)/ 3.410%	(21,914)	(659,878)	(637,964)
EUR	2,250	05/11/51	1.200%(A)	1 Day EuroSTR(1)(A)/ 3.410%	20,621	567,974	547,353
EUR	555	05/11/52	1.200%(A)	1 Day EuroSTR(2)(A)/ 3.410%	(45,339)	(142,230)	(96,891)
GBP	3,200	05/08/25	1.000%(A)	1 Day SONIA(2)(A)/ 4.950%	(106,885)	(160,888)	(54,003)
GBP	9,092	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	(339,945)	747,935	1,087,880
A51

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
GBP	265	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 4.950%	$2,627	$21,800	$19,173
GBP	1,945	05/08/27	1.050%(A)	1 Day SONIA(2)(A)/ 4.950%	(165,815)	(216,597)	(50,782)
GBP	4,995	05/08/28	1.100%(A)	1 Day SONIA(1)(A)/ 4.950%	975,234	682,511	(292,723)
GBP	1,925	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 4.950%	219,395	311,574	92,179
GBP	1,330	05/08/32	1.150%(A)	1 Day SONIA(2)(A)/ 4.950%	(94,769)	(311,015)	(216,246)
GBP	960	05/08/33	1.150%(A)	1 Day SONIA(1)(A)/ 4.950%	298,377	249,814	(48,563)
GBP	3,090	02/17/36	0.698%(A)	1 Day SONIA(2)(A)/ 4.950%	—	(1,242,534)	(1,242,534)
GBP	2,535	02/17/41	0.764%(A)	1 Day SONIA(2)(A)/ 4.950%	(61)	(1,331,676)	(1,331,615)
GBP	1,720	02/17/51	0.768%(A)	1 Day SONIA(2)(A)/ 4.950%	(43)	(1,221,131)	(1,221,088)
GBP	2,000	05/08/54	1.250%(A)	1 Day SONIA(2)(A)/ 4.950%	(1,088,074)	(1,242,000)	(153,926)
HUF	200,000	09/03/30	1.705%(A)	6 Month BUBOR(2)(S)/ 6.210%	(17,329)	(107,779)	(90,450)
ILS	2,880	02/23/31	1.060%(A)	3 Month TELBOR(2)(Q)/ 4.511%	—	(134,605)	(134,605)
JPY	410,000	07/08/25	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(7,382)	(9,934)	(2,552)
JPY	640,000	07/08/27	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(45,273)	(70,962)	(25,689)
JPY	2,000,000	02/24/28	0.050%(S)	1 Day TONAR(2)(S)/ 0.225%	(688)	(261,817)	(261,129)
JPY	685,000	07/08/28	(0.050)%(A)	1 Day TONAR(2)(A)/ 0.225%	(82,663)	(110,970)	(28,307)
JPY	493,400	07/31/28	0.268%(A)	1 Day TONAR(2)(A)/ 0.225%	—	(38,021)	(38,021)
JPY	435,000	07/08/29	(0.050)%(A)	1 Day TONAR(1)(A)/ 0.225%	90,292	94,407	4,115
JPY	1,620,500	02/19/31	0.135%(S)	1 Day TONAR(2)(S)/ 0.225%	(3,441)	(425,385)	(421,944)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(2)(S)/ 0.225%	(3,272)	(420,350)	(417,078)
JPY	1,600,000	02/24/31	0.136%(S)	1 Day TONAR(1)(S)/ 0.225%	918,041	419,461	(498,580)
JPY	510,000	07/08/33	0.100%(A)	1 Day TONAR(2)(A)/ 0.225%	(222,348)	(214,317)	8,031
JPY	1,364,000	02/19/36	0.290%(S)	1 Day TONAR(2)(S)/ 0.225%	(7,946)	(756,759)	(748,813)
JPY	400,000	07/08/37	0.150%(A)	1 Day TONAR(1)(A)/ 0.225%	238,416	300,936	62,520
JPY	20,000	07/08/38	0.200%(A)	1 Day TONAR(2)(A)/ 0.225%	(16,192)	(16,222)	(30)
JPY	2,200,000	02/19/41	0.418%(S)	1 Day TONAR(2)(S)/ 0.225%	(20,015)	(2,048,622)	(2,028,607)
JPY	800,000	07/08/42	0.300%(A)	1 Day TONAR(1)(A)/ 0.225%	443,919	912,497	468,578
JPY	170,000	07/08/43	0.300%(A)	1 Day TONAR(2)(A)/ 0.225%	(173,444)	(211,203)	(37,759)
JPY	666,500	02/19/46	0.499%(S)	1 Day TONAR(2)(S)/ 0.225%	(7,530)	(876,529)	(868,999)
JPY	410,500	02/19/46	0.499%(S)	1 Day TONAR(1)(S)/ 0.225%	5,785	539,272	533,487
JPY	230,000	07/08/48	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	(269,284)	(345,628)	(76,344)
JPY	685,500	02/19/51	0.553%(S)	1 Day TONAR(2)(S)/ 0.225%	(8,803)	(1,121,356)	(1,112,553)
JPY	200,000	07/08/52	0.450%(A)	1 Day TONAR(2)(A)/ 0.225%	(262,371)	(360,874)	(98,503)
JPY	94,100	07/31/53	1.102%(A)	1 Day TONAR(1)(A)/ 0.225%	—	74,800	74,800
JPY	115,000	07/08/54	1.750%(A)	1 Day TONAR(2)(A)/ 0.225%	32,144	32,018	(126)
KRW	6,001,000	03/02/25	3.810%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	8,719	8,719
KRW	765,000	04/19/28	3.135%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	6,699	6,699
KRW	7,880,000	02/18/31	1.528%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	(463,036)	(463,036)
KRW	1,215,000	08/13/31	1.630%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	(70,411)	(70,411)
KRW	1,640,250	03/10/33	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	(23,412)	33,288	56,700
KRW	420,000	11/24/33	3.610%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	—	21,327	21,327
KRW	4,551,530	03/10/34	3.150%(Q)	3 Month KWCDC(2)(Q)/ 3.530%	(11,168)	99,131	110,299
MXN	54,940	03/19/26	6.050%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	(29)	(134,888)	(134,859)
MXN	6,685	05/09/34	8.400%(M)	28 Day Mexican Interbank Rate(2)(M)/ 10.740%	(14,453)	(7,209)	7,244
NOK	3,845	02/19/31	1.654%(A)	6 Month NIBOR(2)(S)/ 4.720%	—	(36,654)	(36,654)
NZD	1,515	02/22/31	1.584%(S)	3 Month BBR(2)(Q)/ 4.870%	—	(117,699)	(117,699)
PLN	5,595	05/11/27	4.400%(A)	6 Month WIBOR(2)(S)/ 5.850%	(5,995)	(15,756)	(9,761)
PLN	2,000	09/07/30	1.068%(A)	6 Month WIBOR(2)(S)/ 5.850%	(13,492)	(87,954)	(74,462)
SEK	14,000	02/19/31	0.655%(A)	3 Month STIBOR(2)(Q)/ 3.084%	—	(117,695)	(117,695)
SGD	2,135	07/29/31	1.120%(S)	1 Day SORA(2)(S)/ 3.881%	10,169	(135,533)	(145,702)
THB	94,000	02/19/31	1.380%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	(142,470)	(142,470)
THB	32,800	04/18/34	2.895%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	48,566	48,566
THB	28,780	04/22/34	2.818%(Q)	1 Day THOR(2)(Q)/ 2.480%	—	36,435	36,435
TWD	109,800	02/17/28	1.390%(Q)	3 Month TAIBOR(1)(Q)/ 1.661%	—	38,550	38,550
TWD	40,000	02/24/33	1.415%(Q)	3 Month TAIBOR(1)(Q)/ 1.661%	—	46,486	46,486
A52

AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
21,200	03/08/25	4.946%(A)	1 Day SOFR(2)(A)/ 4.960%	$—	$(12,497)	$(12,497)
27,136	03/09/25	5.110%(A)	1 Day SOFR(2)(A)/ 4.960%	—	29,051	29,051
61,557	03/10/25	5.088%(A)	1 Day SOFR(2)(A)/ 4.960%	—	53,015	53,015
14,480	04/30/25	5.241%(T)	1 Day SOFR(2)(T)/ 4.960%	—	69,177	69,177
200,450	05/17/25	5.113%(T)	1 Day SOFR(2)(T)/ 4.960%	—	895,567	895,567
78,220	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.960%	7,068	212,314	205,246
21,940	08/19/25	4.395%(T)	1 Day SOFR(2)(T)/ 4.960%	(1,046)	59,552	60,598
82,715	08/31/25	4.805%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(610,647)	(610,647)
7,410	04/23/26	4.861%(A)	1 Day SOFR(2)(A)/ 4.960%	—	125,181	125,181
6,170	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 4.960%	111,286	107,606	(3,680)
102,695	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(1,515,374)	(1,515,374)
16,425	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	3,038	(389,065)	(392,103)
13,870	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(328,544)	(328,544)
52,280	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.960%	17,004	1,292,001	1,274,997
6,537	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.960%	—	523,388	523,388
9,730	09/05/28	4.027%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(257,453)	(257,453)
7,560	09/28/28	4.396%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(313,593)	(313,593)
7,870	11/07/28	4.223%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(195,844)	(195,844)
32,535	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.960%	(34,593)	(1,216,290)	(1,181,697)
3,150	05/17/29	4.143%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(102,221)	(102,221)
1,400	02/22/32	3.989%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(58,251)	(58,251)
6,950	08/15/39	3.771%(A)	1 Day SOFR(2)(A)/ 4.960%	—	266,626	266,626
4,110	05/11/49	1.350%(A)	1 Day SOFR(2)(A)/ 4.960%	(1,654,265)	(1,464,872)	189,393
800	04/30/54	4.027%(A)	1 Day SOFR(1)(A)/ 4.960%	—	(99,837)	(99,837)
1,545	05/10/54	3.850%(A)	1 Day SOFR(2)(A)/ 4.960%	(9,032)	141,561	150,593
4,005	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	1,828,150	1,540,905	(287,245)
3,790	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 4.960%	1,661,546	1,458,185	(203,361)
1,685	05/10/74	3.420%(A)	1 Day SOFR(1)(A)/ 4.960%	17,418	(177,165)	(194,583)
2,540	05/11/74	1.950%(A)	1 Day SOFR(1)(A)/ 4.960%	11,445	(9,618)	(21,063)
				$2,385,185	$(10,581,095)	$(12,966,280)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
CNH	10,500	07/31/30	2.515%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	$57,243	$—	$57,243	MSI
CNH	11,000	09/01/30	2.360%(Q)	7 Day China Fixing Repo Rates(2)(Q)/ 2.300%	45,898	—	45,898	MSI
MYR	4,755	11/23/30	3.880%(Q)	3 Month KLIBOR(2)(Q)/ 3.550%	25,057	(5)	25,062	MSI
MYR	9,500	02/17/31	2.875%(Q)	3 Month KLIBOR(2)(Q)/ 3.550%	(87,521)	(81)	(87,440)	JPM
					$40,677	$(86)	$40,763

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

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AST PRUDENTIAL GROWTH ALLOCATION PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2024 (unaudited)
Total return swap agreements outstanding at September 30, 2024:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Total Return Benchmark Bond Index(T)	1 Day USOIS -40bps(T)/ 4.430%	GSI	03/20/25	(32,236)	$466,601	$—	$466,601
U.S. Treasury Bond(T)	1 Day USOIS -20bps(T)/ 4.630%	JPM	12/09/24	5,440	(60,841)	—	(60,841)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	JPM	12/10/24	9,435	(155,409)	—	(155,409)
U.S. Treasury Bond(T)	1 Day USOIS +22bps(T)/ 5.050%	JPM	12/10/24	10,070	(170,540)	—	(170,540)
U.S. Treasury Bond(T)	1 Day USOIS +23bps(T)/ 5.060%	JPM	12/12/24	10,588	(204,797)	—	(204,797)
					$(124,986)	$—	$(124,986)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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